Redacted ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
1486626361	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX agent called about payment information, borrower states will pay by end of the month when they gets paid. On XX/XX/XXXX agent called about the account information, borrower states due to death of family member they can pay until next month and refuse to pay by phone. On XX/XX/XXXX agent called about the payment information, borrower made payment for XXX month and states that they does not know why the payment was returned. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625901	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	03/17/2025
1486626167	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Authorised 3rd party called in and stated that the property was damage due to XXX and XXX also conform the date of loss as XX/XX/XXXX and authorised 3rd party wanted to file a claim. servicer advice the claim check was received for the $X.XX also authorised 3rd party confirm that the repairs will be completed on the property. servicer advice to call us to confirm the status also stated the csr will review the documents to determine the process also advice the processing time to borrower. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX indicates property was damage due to XXX and XXX and borrower filed the claim for the $X.XX however borrower confirm the repairs are not completed on property and no evidence of 100% inspection completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with XXX declared on XX/XX/XXXX.No Damages were reported.
							02/28/2025	03/14/2025
1486625875	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called with the amount of insurance paid for the year XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	10/08/2024
1486627402	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to see if the payment was being processed. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625701	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On call dated XX/XX/XXXX borrower calling to verify why they received a letter stating past due on account borrower states that they are making a payment on regular account servicer advice as not making a monthly payment that caused the account fall behind. Also servicer advice that would send the payment history from when the delinquency was stated. On XX/XX/XXXX borrower called in about payments and advice that they talked with servicer on last week servicer was not give the permission to speak with attorney. On XX/XX/XXXX borrower called in and ask for the permission to speak with attorney and servicer give the permission. On XX/XX/XXXX borrower called in to make the payment of $X.XX also stated will make the remaining payment of $X.XX with another month. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX and servicer provided the confirmation number to borrower. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower give the consent to call and wanted to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  As per the comment dated XX/XX/XXXX indicates bankruptcy was terminated on XX/XX/XXXX
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625659	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Authorized 3rd party was calling regarding the increase in payment and was advised that when they were transferred to taxes were omitted from the monthly payment but added back in creating a shortage for taxes only. Authorized 3rd party advised according to the payment will go back down in XX/XXXX. On XX/XX/XXXX Authorized 3rd party called regarding escrow and review reason for default not required on loan.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	10/16/2024
1486627419	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX, the authorized party called and paid the insurance in the amount of $X.XX and occupied the property. There was no additional contact and the loan is performing  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625955	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625648	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.On XX/XX/XXXX, Agent spoke with borrower they want to remove private mortgage insurance and agent advised to email that declined offer to post date payment. Borrower stated they will do that online. On XX/XX/XXXX, Agent called borrower unwilling to verify social verification and informed pays at the end of the month and borrower ended the call. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486625882	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Servicer informed to borrower and informed that payment has been successfully submitted and will debut on or after XX/XX/XXXX. On dated XX/XX/XXXX, borrower stated that cannot access portal. On dated XX/XX/XXXX, servicer took payment over the phone for XXX month. Borrower was having a problem with the online portal. However, borrower was not able to make payment from online portal. On dated XX/XX/XXXX, servicer informed borrower of $X.XX. Borrower likes to process the payment today and has been successfully submitted payment in the amount of $X.XX and will debut on or after XX/XX/XXXX. On dated XX/XX/XXXX, borrower is not interested in ACH. On dated XX/XX/XXXX, borrower wants to make an installment on the loan. Representative processed installment and dated for today in the amount of $X.XX. On dated XX/XX/XXXX, borrower called in to make one time draft. There was no additional contact, and the loan is in performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625916	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486626025	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments on time.
							02/28/2025	03/17/2025
1486625801	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding the issues with the payment posted for the account and also wanted to make sure that the payment is posted for the account as there were double payment posted for the account and also wanted to make sure that the information has been corrected for that account. On XX/XX/XXXX the borrower was called as the borrower was unable to cash escrow surplus check $X.XX due to accidentally cutting a portion of the check and needed the check to be re-issued. On XX/XX/XXXX the borrower called in to schedule a payment in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486626836	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called borrower regarding the payment and scheduled the payment. On XX/XX/XXXX the servicer called the borrower regarding payment. Agent took the permission to call back after 7 days and borrower approved. On XX/XX/XXXX borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment. On XX/XX/XXXX the servicer called regarding the account status and offered the ACH payment method and set up the ACH payment. On XX/XX/XXXX servicer called schedule the payment for XX/XXXX for $X.XX on XX/XX/XXXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625732	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower provide the consent to contact and made the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in and states will make the payment later today and dropped the call. There was no additional contact, and the loan is perform
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486626008	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX agent called borrower about the payment information, borrower made payment on XX/XX/XXXX and requested online payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625931	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625817	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No evidence of contact found with borrower.
							02/28/2025	02/22/2025
1486627341	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX borrower called in regarding interest and escrow and also assisted with questions, unauthorize party also wanted to know if refinance or do anything with equity, on XX/XX/XXXX borrower called and discussed escrow analysis and borrower indicates will make payment today. And on XX/XX/XXXX borrower wanted to discuss the account with her family member and also discussed the escrow overage check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX (XXX) disaster area. No damages reported
							02/28/2025	03/14/2025
1486627385	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding the questions on account and representative assisted. There was no contact after XX/XX/XXXX and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625980	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX .On XX/XX/XXXX called to check about the insurance and was informed about the lender placed insurance and informed about the modification documents. On XX/XX/XXXX. borrower called to get the lender insurance placed details. On XX/XX/XXXX borrower called in regards to the insurance  and phone number was provided.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625884	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to  XX/XX/XXXX.On  XX/XX/XXXX,  the borrower called in to make the payment on the account with extra principal. On XX/XX/XXXX  servicer called borrower informed about the total amount due details and borrower made the payment . On XX/XX/XXXX  servicer called borrower informed about the total amount due details and borrower made the payment. On XX/XX/XXXX servicer called borrower informed about the total amount due details and borrower made the payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625741	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower regarding total amount due $ X.XX. Informed the borrower that they are not eligible for ACH payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486626070	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower schedule payment on XX/XX/XXXX for $X.XX. As per comment dated XX/XX/XXXX borrower called to reinstate XXX payment intention if sent and authorized to process payment to come out on XX/XX/XXXX in the amount of $X.XX. As per comment XX/XX/XXXX borrower called about payment and confirmed payment due. Also schedule payment for $X.XX for XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower schedule payment for XXX and is making late due payment for medical bills. As per comment dated XX/XX/XXXX borrower inquired if there is some mortgage assistance and call transferred to loss mitigation. Also informed that borrower is impacted by XXX, lost XXX and may need XXX as XXX, food went bad and replaced XXX. The deductible for the insurance is about $X.XX which will affect. As per comment dated XX/XX/XXXX borrower informed that is trying to get in touch with spoc regarding deferment due to XXX. Also submitted complaint in tracking. As per comment dated XX/XX/XXXX borrower called to inform about reason for delinquency is noted as disaster. Borrower had been XXX. Servicer advised to sent adjuster report with phone number is correct. As per comment dated XX/XX/XXXX authorized third party transferred from to cancel assistance. As per comment dated XX/XX/XXXX authorized third party called in requesting loss draft for an open claim. As per comment dated XX/XX/XXXX authorized third party called in to get transfer to loss draft for check request from damage due to XXX. As per comment dated XX/XX/XXXX borrower scheduled the XXX and XXX payment for $X.XX with the checking account to draft on the end of those months. Also provided a breakdown of the escrow analysis for the reason of the reduced payments. As per comment dated XX/XX/XXXX borrower requested to schedule a payment for $X.XX to be drafted on XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called monitoring disclosure and informed the reason for delinquency as medical. Also secure payment for XXX payment dated XX/XX/XXXX for $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower looking for assistance options due to XXX. XXX,  XXX. As per comment dated XX/XX/XXXX borrower getting in touch with spoc regarding deferment due to hurricane and submitted complaint in tracking. As per comment dated XX/XX/XXXX borrower has been hit with XXX. As per comment dated XX/XX/XXXX borrower called in to get transfer to loss draft for check request from damage due to XXX. As per comment dated XX/XX/XXXX borrower scheduled the XXX and XXX payment for $X.XX to draft on the end of those months. There are no other comments that indicates if the property repairs is completed or not.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. Damages reported for the property.
							02/28/2025	03/06/2025
1486625721	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							02/28/2025	03/18/2025
1486625876	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX called to the borrower will call in to make payment, on XX/XX/XXXX inbound call from borrower and advised of recent escrow analysis increasing payment due to insurance increase made OTD for XX/XX/XXXX payment. And on XX/XX/XXXX provided total amount due check by phone and provided confirmation on payment, in the amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486626172	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to know the investor. On XX/XX/XXXX Borrower called o know why the payment increase. Advised to contact any bank regarding line of credit. Borrower made payment they don’t have the money so the requested to change the payment date to the XX of the month. On XX/XX/XXXX borrower called in to know the status of payment made. Advised that we attempted to take the payment out since XX/XX/XXXX & XX/XX/XXXX and while no non-sufficient fee was accessed, they did get a late charge - informed them that while they can request for it to be waived. On XX/XX/XXXX Called to borrower regarding payment. Borrower stated that they will not be able to make payment till XX/XX/XXXX. On XX/XX/XXXX Borrower called in they want to go over payment and reporting to the credit. Advised of credit reporting policy. On XX/XX/XXXX called to borrower regarding payment. Borrowers ask about total amount due and non-sufficient fund. Borrower is waiting for funds to come in and will bring the account current next week. Borrower didn’t want to postdate the payment. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625646	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/11/2025
1486627205	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in to discuss about loan modification value servicer advised and borrower understood. On comment dated XX/XX/XXXX borrower called in for modification process, maturity date and payments. Servicer explained payments and trial process. On comment dated XX/XX/XXXX borrower called in to know could have interest rate dropped, servicer advised not able to change interest rate. On comment dated XX/XX/XXXX borrower called in and processed the payment in the amount of $X.XX dated XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486627420	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Evidence of deceased borrower(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Borrower called to discuss know where to send death certificate. There was no contact after XX/XX/XXXX and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625917	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to make the payment in the amount of $X.XX submitted to be debited on or after XX/XX/XXXX and servicer provided total amount due and advised of payment increase XX/XXXX due to escrow ana-check by phone solicited auto pay. On XX/XX/XXXX, borrower called and posted XXX payment in the amount of $X.XX to be debited on or after XX/XX/XXXX. On XX/XX/XXXX, borrower called in and made XX payment over the phone for XXX and asked for the UBAF to be mailed to them, so the servicer put in task for it to be mailed to borrower. On XX/XX/XXXX, borrower called in and servicer advised that they are eligible for auto pay - Total Amount Due: $X.XX. Borrower just wanted to make the payment. $X.XX, XX/XX/XXXX. On XX/XX/XXXX, borrower called to set up auto pay and wants to make the payment today. Servicer provided total amount due $X.XX. On XX/XX/XXXX, borrower called in to make payment in the amount of $X.XX which was successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX, borrower called and made the payment. On XX/XX/XXXX, borrower called to make XXX payment in the amount of $X.XX and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX, borrower called to schedule a payment on their account in the amount of $X.XX and will debit on or after XX/XX/XXXX. On XX/XX/XXXX, borrower called in to process the payment and servicer advised the amount of $X.XX has been successfully submitted and will debit on or after XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to make the payment to which servicer advised them of payment methods: IVR, Mail, ACH, online. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486625773	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many skip trace efforts to attempt to obtain a successful contact number for the  borrower. The loan has been current throughout the review period, but the payments are not made on time.
							02/28/2025	03/10/2025
1486625957	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated that a lawyer told the borrower to call and make payments, was advised by the servicer that borrower cannot be assisted on the same. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/15/2025
1486626001	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire about $X.XX fee and servicer advised it was corporate advance for property inspections. Borrower requested payoff quote with good through date of XX/XX/XXXX. On XX/XX/XXXX borrower called to have password reset. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/06/2025
1486625938	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	03/10/2025
1486625924	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments on time.
							02/28/2025	03/14/2025
1486627336	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no contact prior to XX/XX/XXXX. On XX/XX/XXXX Authorized third party called in regarding going through probate to assume debt, on XX/XX/XXXX authorized third party called in to get help with the website, on XX/XX/XXXX authorized third party called in regarding unable to make payment for the current month due to having a pipe break and having to pay for repair however will be making extra payments next month to bring account current. There is no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625920	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX successor in interest called in about a government modification, servicer advised may have been a scam called. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486627209	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in and stated just had surgery and wanted to make one monthly payment. Servicer advised cannot accept just one payment and ran loss mitigation application. Borrower qualified for loan modification and XX-month repayment plan and servicer discussed both options. Authorized third party stated in the hospital and will discuss options with spouse. On XX/XX/XXXX servicer called the borrower and provided total amount due on the account. Borrower stated may be able to pay total amount due in a few weeks. Servicer advised of modification option and borrower stated will discuss with spouse. On XX/XX/XXXX servicer called the borrower and borrower stated not a good time and will call back later. On XX/XX/XXXX authorized third party called in and servicer discussed modification and also offered short sale option. Authorized third party stated wants to keep property and will speak with spouse. On XX/XX/XXXX servicer called the authorized third party. Authorized third party stated working on option to pay total amount due and will accept trial payment plan next week if unable to pay total amount due. On XX/XX/XXXX servicer called the authorized third party and authorized third party stated trying to reinstate mortgage. On XX/XX/XXXX authorized third party called in to make a payment for trial payment plan in amount of $X.XX. On XX/XX/XXXX servicer called authorized third party to follow up on trial payment due on XX/XX/XXXX. Authorized third party stated will make payment by XX/XX/XXXX. On XX/XX/XXXX servicer called authorized third party and setup trial payment for XX/XX/XXXX. Authorized third party stated will call back with family member to go over questions on short sale. On XX/XX/XXXX servicer called the borrower regarding modification agreement and borrower stated will mail back next day. Servicer offered to schedule trial payment for XX/XX/XXXX but borrower declined. On XX/XX/XXXX authorized third party called in and stated will make trial payment on XX/XX/XXXX. Authorized third party stated modification agreement may have been mailed back and servicer advised to ensure agreement was sent back at the earliest. On XX/XX/XXXX servicer called authorized third party and answered escrow related questions. Authorized third party stated all trial payments made and will notarize and send the modification agreement today. On XX/XX/XXXX authorized third party called in and stated final trial payment was set up in amount of $X.XX. Servicer advised borrower's middle name was missing on a page of modification agreement but will try to submit it. Servicer advised they might have to resend final modification agreement for borrower signatures. On XX/XX/XXXX authorized third party called in to make XXX month payment in amount of $X.XX. On XX/XX/XXXX authorized third party called in to make XXX month payment plus principal curtailment in amount of $X.XX. On XX/XX/XXXX borrower called in to make a payment in amount of $X.XX. On XX/XX/XXXX servicer called the borrower and borrower's spouse made XXX month payment. On XX/XX/XXXX authorized third party called in to make a payment in amount of $X.XX. On XX/XX/XXXX authorized third party called in to make a payment in amount of $X.XX. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX authorized third party called in to confirm the grace period and servicer advised grace period will end on XX/XX/XXXX. On XX/XX/XXXX authorized third party called in and stated upset about monthly payment being so high and wanted to check if payment would reduce after a year. Servicer advised to call back once the year was completed to check if payment can be reduced. On XX/XX/XXXX borrower called in to make a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comment dated XX/XX/XXXX indicates title issue for judgments or liens and there is no evidence of title claim filed, or title issue resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486625738	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to know the reason for corporate advance fees appearing on the account and request for copy of determination letter. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	05/13/2024
1486626140	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/14/2025
1486625782	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding reinstatement quote and billing statement. Borrower used drop downs as there is no drop down for automatic clearing house to set up auto pay. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486625786	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and servicer advised they do not offer refinancing and advised borrower to call another servicer. On XX/XX/XXXX borrower called in regarding escrow changes and servicer advised about change in insurance premium. On XX/XX/XXXX borrower called in to discuss escrow analysis done in XXX and servicer advised why payments increased in XXX. There was no additional contact, and the loan is performing. Comment dated XX/XX/XXXX indicates written credit dispute raised by borrower and resolved by the servicer. No further comments related to dispute found and the dispute appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	12/05/2024
1486626592	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Borrower called to reinstate the account and asked for total amount due by XXX and needs the reinstatement quote to include XXX payment as well and representative stated they will ask their supervisor to send reinstatement quote. On XX/XX/XXXX borrower called to inform they will reinstate the loan and will email the transaction number. On XX/XX/XXXX borrower was called to discuss regarding the fees and cost, agent advised those fees were not waived as they were due but not invoiced at the time of reinstatement. Representative also advised the loan is no longer in loss mitigation. On XX/XX/XXXX borrower was called and borrower make payment. On XX/XX/XXXX borrower was called and borrower make payment and informed reason for delinquency is pay period. On XX/XX/XXXX borrower called to schedule payment on XX/XX/XXXX. On XX/XX/XXXX borrower was called and borrower make postdated payment and was not happy due to increase payment. On XX/XX/XXXX borrower was called regarding payment and representative advised of grace period and total amount due. Borrower informed they will pay next week and schedule payment. There was no contact after XX/XX/XXXX and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486626030	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625946	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and inform was not able to get in online account. servicer advice and borrower were able to get into account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625761	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many contact attempts during the review period, but the borrower has made payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/15/2025
1486626005	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486625745	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/17/2025
1486625804	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in about inspection and added borrower on an information forbearance plan. On XX/XX/XXXX borrower called in to confirm last installment servicer inform XX/XXXX for $X.XX. On XX/XX/XXXX borrower called in to check payment portal servicer advised payment portal is down. On XX/XX/XXXX borrower called in to setup payment for $X.XX as the website was down. On XX/XX/XXXX borrower called in to verify informal repayment plan servicer confirmed that received $X.XX on XX/XX/XXXX and advised borrower has to make one more payment. On XX/XX/XXXX Borrower called in to have funds in suspense applied to corporate advance fees servicer informed will only cover a portion.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy chapter XX Case # XXX discharged on XX/XX/XXXX and terminated on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625814	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/19/2025
1486625853	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower had some question about 1098. I recommended Automated Clearing House and online payment and advised that page XX of the 1098 describes each section. Borrower found it and got the answer to the question. On XX/XX/XXXX borrower call in to verified thought the phone system the account and update information. Have to go web page on the XX/XX/XXXX payment confirmation. Your payment in the amount $X.XX, has been successfully and will debit on or after XX/XX/XXXX, Your tracking number provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/24/2025
1486626685	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/12/2025
1486625491	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in regarding to scheduled the monthly instalment and borrower had some general questions about the account. On XX/XX/XXXX, Borrower called in to schedule draft for XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to schedule the monthly instalment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster declared area . No Damages were reported.
							02/28/2025	02/03/2025
1486626670	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX outbound call to the borrower for XXX payment will be sending payment on XX/XX/XXXX for the amount of $X.XX, and on XX/XX/XXXX outbound call to borrower regarding the payment around the XX did regular payment, on XX/XX/XXXX inbound call from UATP, borrower verified on the line to give on time authorize to speak with, call is about principal balance and is death insurance on this loan make payment. And on XX/XX/XXXX inbound call from borrower advised account is current and went over how to add family members to account, borrower states she will be making payment tonight. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625735	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy chapter XX case # XXX was filed on XX/XX/XXXX and still showing active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made payments on time. The loan is active bankruptcy and performing.  There has not been any contact during the review period.
							02/28/2025	10/30/2024
1486627383	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower to collect payments. Borrower stated that will make the payment after XX/XX/XXXX. There were no additional contacts as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							02/28/2025	03/14/2025
1486626335	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower 1 called to inform they are now divorced and borrower 1 was given the home. Borrower stated they will submit the documents regarding divorce and stated they will have private insurance and don't need lender placed insurance. On XX/XX/XXXX borrower called to get refinance information. On XX/XX/XXXX borrower called to inform they are receiving check for prior paid insurance. Borrower also stated other borrower passed away and inquire about mortgage insurance, servicer suggested to reach out insurance company. On XX/XX/XXXX borrower called to inquire how to remove the deceased borrower from account and servicer advised to refinance the account. On XX/XX/XXXX borrower called regarding the XXX payment and servicer advised system doesn't not show denied . Servicer advised if payment get's rejected than she can remake the payment. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486627232	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, servicer called in and borrower stated XXX but its not a good time to speak and will call back in 30 minutes. On XX/XX/XXXX, borrower called in and stated received the claim check and has lender and borrower name on the check. Borrower want to speak with loss draft department and servicer provided the number to the borrower. Borrower advised there is damage due to XXX  and received the claim check in the amount of $X.XX. Borrower confirmed repairs will be completed on the property. Servicer advised need check and adjusters report. Advised will review documents to determine process and advised of processing time once check and adjusters report received. Also advised everyone need to sign the check and mail in with copy of adjuster report. On XX/XX/XXXX, third party called in regarding the claim check and added the borrower to provide the authorization. Borrower provided authorization to third party. Authorized third party advised claim check was sent for XXX damage and wanted to know the status. Servicer advised about the claim check for $X.XX and additional documents needed in order to process initial disbursement to start repairs. Also advised of claim process timeframes. On XX/XX/XXXX, authorized third party called and advised of needing contractor proposal signed to move forward on the claim. Servicer advised of the time frame once all the documents received. On XX/XX/XXXX, borrower called in regarding the status of the claim. Servicer advised documents not received yet. Servicer advised still missing contractor proposal and advised of the timeframe once document received. On XX/XX/XXXX, authorized third party called in and servicer advised of contractor proposal uploaded and email to file. Advised of 8-10 business days for initial disbursement. Check will be sent overnight if over $X.XX. On XX/XX/XXXX, borrower called in and stated has sent in $X.XX to loss draft and has a third check. Borrower wants to know when funds will be released for repairs and servicer transferred to loss draft department and scheduled payment for $X.XX. Servicer advised needing inspection for next draw. Advised of funds remaining on file for $X.XX. Require 95%-100% in order to release all the funds. Borrower advised of sending additional check from insurance company for $X.XX. On XX/XX/XXXX, authorized third party called in to check status of the claim and servicer advised there is an inspection ordered. On XX/XX/XXXX, servicer called in and went forward with setting payment for XX/XX/XXXX in the amount of $X.XX. Authorized third party stated generally make the payments by XX of the month. On XX/XX/XXXX, borrower called in to check status of the claim and servicer advised need inspection for next draw. Servicer advised of timeframe of 8-10 business days for processing and for mailing. Borrower advised they are not yet ready for the inspection and advised that they can reach out again to us once they are ready for the inspection. Servicer advised already mailed out the check in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, servicer called in and borrower stated XXX. On XX/XX/XXXX, borrower called in and stated received the claim check and has lender and borrower name on the check. Borrower want to speak with loss draft department and servicer provided the number to the borrower. Borrower advised there is damage due to fire  and received the claim check in the amount of $X.XX. Borrower confirmed repairs will be completed on the property. Servicer advised need check and adjusters report. Advised will review documents to determine process and advised of processing time once check and adjusters report received. Also advised everyone need to sign the check and mail in with copy of adjuster report. On XX/XX/XXXX, authorized third party advised claim check was sent for fire damage and wanted to know the status. Servicer advised about the claim check for $X.XX and additional documents needed in order to process initial disbursement to start repairs. Also advised of claim process timeframes. On XX/XX/XXXX, indicates total claim amount is $X.XX. On XX/XX/XXXX, indicates date of loss on XX/XX/XXXX due to XXX and check amount is $X.XX. On XX/XX/XXXX, authorized third party called and advised of needing contractor proposal signed to move forward on the claim. Servicer advised of the time frame once all the documents received. On XX/XX/XXXX, servicer advised documents not received yet. Servicer advised still missing contractor proposal and advised of the timeframe once document received. On XX/XX/XXXX, indicates claim check was deposited for $X.XX. On XX/XX/XXXX, authorized third party called in and servicer advised of contractor proposal uploaded and email to file. Advised of 8-10 business days for initial disbursement. Check will be sent overnight if over $X.XX. On XX/XX/XXXX, claim check was deposited for $X.XX. On XX/XX/XXXX, borrower called in and stated has sent in $X.XX to loss draft and has a third check. Borrower wants to know when funds will be released for repairs and servicer transferred to loss draft department and scheduled payment for $X.XX. Servicer advised needing inspection for next draw. Advised of funds remaining on file for $X.XX. Require 95%-100% in order to release all the funds. Borrower advised of sending additional check from insurance company for $X.XX. On XX/XX/XXXX, authorized third party called in to check status of the claim and servicer advised there is an inspection ordered. On XX/XX/XXXX, indicates loss draft balance as $X.XX. On XX/XX/XXXX, loss draft check was sent for $X.XX. There is no evidence of repairs completed or 100% inspection done.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625966	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX Borrower called in to for help to get online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486626018	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, call made to borrower for payments to which borrower stated they will make payment on the website later today to which servicer assist with the website so payment can be made and also had 1098 sent out. On XX/XX/XXXX, borrower requesting 1098 from XXXX-XXXX to which servicer sent VT requesting documents to be sent via email and advised 4 business days to receive. On XX/XX/XXXX, borrower was called and stated that they won't be able to make payment at the moment however will be getting paid on the XX/XX/XXXX and will call back to make the payment for XXX month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486626364	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to report a new claim for XXX damage. They received a claim check for $X.XX Date of loss: XX/XX/XXXX. Agent updated the details of claim and advised that the check and an adjuster's report were necessary and given a mailing address to send them to and after receiving the papers the processor will review. On XX/XX/XXXX, Borrower called to have the check endorsed so servicer transferred them to loss draft department. Borrower called to see why they owned $X.XX servicer advised that it was due to late fees and made payment of $X.XX. On XX/XX/XXXX, borrower called in regarding portal link not received and status of claim to which servicer advised resent portal email and check submitted for endorsement. On XX/XX/XXXX, Borrower called to update the address and get the number of the loss draft department to send another check get endorsed. On XX/XX/XXXX, borrower called regarding status of draw to which agent stated will take 6-8 business days for processing from XX/XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX, borrower received claim check in the amount of $X.XX and the date of loss is XX/XX/XXXX. As per comment dated XX/XX/XXXX, check was submitted in the amount of $X.XX and $X.XX for S&G endorsement. As per comment dated XX/XX/XXXX, check in the amount of $X.XX was sent to S&G endorsement.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625643	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625796	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in bout updating lender paid insurance policy with new loan information. On XX/XX/XXXX Borrower called in regarding escrow analysis status. Spoke to borrower, Borrower wants a new escrow analysis to be run since they got the homeowner insurance removed from the account. On XX/XX/XXXX borrower wanted to know about homeowner insurance being removed from escrow. Borrower was advised to submit the request in writing provide email address. On XX/XX/XXXX Borrower called into know the status of homeowner insurance removed request. Advised to the customer their escrow account was set up only for property taxes. On XX/XX/XXXX Borrower called in about escrow charged for the insurance they wanted to speak with supervisor. Spoke with borrower. advise customer that there is no lender paid insurance showing on the account. Customer advised that they paid for homeowner insurance and was supposed to remove lender paid insurance. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625698	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	07/10/2024
1486627431	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower's call was transferred to loss draft department to see if claim needs to be opened due to repairs needed. Borrower explained circumstance and not sure if open claim is needed. On XX/XX/XXXX, borrower stated they will send in payment then hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX, borrower called to check if claim needs to be open for the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625783	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/10/2025
1486625902	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	11/06/2023
1486625677	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to follow up on insurance letter sent and buying insurance from them due to insurance expiring. Borrower stated they got a new and cheaper insurance so no longer with old insurance agent advised to send a copy of Declaration page to have that updated on the account. Borrower make payment into their escrow account and advised of autopay. Borrower prefers making payment online for now. On XX/XX/XXXX, Borrower called in regarding got email from home owner and got a new provider and email says they have not received payment. Borrower would like to know if they paid it and agent advised they paid on XX/XX/XXXX. Borrower like a new escrow analysis done. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625429	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments ontime. Comments on XX/XX/XXXX indicated property is in a XXX disaster area. No damages were reported and Comments on XX/XX/XXXX indicated property is in a XXX disaster area. No damages were reported.
							02/28/2025	02/28/2025
1486625849	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	09/25/2024
1486626013	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in to get the help with website. There were no additional contacts as the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	04/26/2024
1486626143	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to scheduled a payment on XX/XX/XXXX which was due on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX borrower called in scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX borrower called in made payment which was scheduled for XX/XX/XXXX.  Comment dated XX/XX/XXXX indicated borrower called in cause been told loan is delinquent status. Called loss draft they mentioned is contracted proposal letter missing it was sent back on XX/XX need to send that letter signed to continue with process. Same day borrower called to request payment history because need to get a check by LD. Agent was checking the information and borrower has XX late payments since XX/XXXX to XX/XXXX. On XX/XX/XXXX borrower was called out, borrower stated file an insurance claim due that home was damaged on a XXX and send the check from the claim to the loss draft department. Borrower has spoken with loss draft department and they advised loan was delinquent. Borrower and loss draft department was spoke n on XX/XX/XXXX and that was upon the time borrower was delinquent which was on active repayment plan. Borrower stated will gather a contractor proposal which is required for borrower to get the loss draft funds. Borrower scheduled XX payments XX/XX/XXXX. Borrower will be sending document by fax the letter from the proposal of the contractor. On XX/XX/XXXX borrower called in to check account. Borrower asked if can add deferred balance to principal balance. Advised not possible. Made regular payment and curtailment amount to principal. Comment dated XX/XX/XXXX borrower called in due to insurance company cancelled insurance and wanted to get information on how to get insurance. Advised servicer do not offer insurance. Advised need to call insurance company and get refund. Took payment. On XX/XX/XXXX borrower called in to make XXX payment in the amount of $X.XX with $X.XX going to principle. Confirmation provided. On XX/XX/XXXX borrower called in to get 1098. Advised was sent on XX/XX/XXXX. Will get it by 7-10 business days. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX proctor updated borrower called in and filed a new claim due to XXX damage. Date of loss XX/XX/XXXX. Received claim check in the amount of $X.XX. Borrower confirmed repair will be completed on property. On XX/XX/XXXX borrower called in to check status of damage check. Los type mentioned as XXX. Advise that insurance company missing the CP. On XX/XX/XXXX borrower called in regarding status of draw. Advised that insurance company need signed CP to process further. Borrower requested email and fax number, information provided. On XX/XX/XXXX had conversation about CP. Advised about timeline. On XX/XX/XXXX borrower called in regarding status of claim. Agent advised as of XX/XX/XXXX requested initial amount of $X.XX. Advised borrower is in monitor claim. Borrower is declassified with the amount stated should not being holding funds. Advised was delinquent at the time of damage. Advised can send a material list or a contractor payment scheduled to see if they approved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625727	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	09/29/2023
1486626006	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called and give tad will call for $X.XX, advised grace end on XX of month, will make a payment. On XX/XX/XXXX, First borrower called and advised second borrower is deceased, advised borrower to forward death certificate and borrower want second borrower removed due to death, borrower requested copy of XXXX 1098. On XX/XX/XXXX, Borrower wanted to know if pays the escrow shortage will go down. I advised yes and borrower says will think about paying it and will call back in to make a payment.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/25/2025
1486625725	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was calling to verify if it was still signed for auto setup payment. Borrower received the letter about the spoc and does not need any assistance with any loan options as borrower has his payment auto setup from the account each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626391	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called regarding the letter which was received stating that we require current insurance coverage. Borrower is going to inquire about the policy which was due and received. XXX explained to borrower that lender placed insurance only coverage XXX , XXX and XXX. On XX/XX/XXXX tax called was made and borrower stated will call the attorney and reported to XXX. Borrower wanted the taxes should be paid today. Advised this will be escalated. Advised previous agent escalate the request and can put borrower on call back list for the update. On XX/XX/XXXX Called to borrower regarding the delinquent tax bill. As per the website taxes are delinquent. The client had set up incorrect due date due to which the taxes were not paid for the year XXXX. Disbursing the taxes by charging penalty to client and tax lines are correct. Advised will monitor and call back will be provided once the payment is delivered. There are no additional contact as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486625932	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in stated that XXX payment was scheduled for end of the month as their payment schedule changes so they are making payment end of the month. On XX/XX/XXXX, borrower called in to make sure that servicer do show borrower’s payment scheduled. On XX/XX/XXXX, borrower called in and already made payment. On XX/XX/XXXX, borrower called in and need updated email and phone numbers. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625789	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called to make two payments. Servicer advised you have to make a least XX payments due to payment guidelines and also advised of other options of Repayment plan and Modification. On XX/XX/XXXX, Borrower wanted to know where to send the Modification documents since it was not allowing them to upload online. Servicer advised email address. On XX/XX/XXXX, Borrower wants to confirm the receipts of items. Servicer advised it will take 5 business days for review timeline. On XX/XX/XXXX, Borrower called to request for reinstatement. Servicer assist with it. On XX/XX/XXXX, Servicer called and discussed the account status. Also advised the application will be reviewed, and updates will be provided as they become available. Borrower requested the reinstatement quote be resent. Verbal task submitted. Servicer advised updates will be provided as they become available. On XX/XX/XXXX, Borrower called and requested reinstatement quote to be resent. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	10/22/2024
1486626331	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, called borrower and advised of XXX payment and total amount due. Borrower disputes that they were informed that the fees were already taken care of to which servicer apologized and advised that the rep may have misunderstood. Borrower said they will pay by XX regular payment from account ending and stated borrower 1 passed XX/XX/XXXX and will send death certificate. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486627262	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX, borrower called in to make the payment and wanted to make sure about the payment amount due as bankruptcy was discharged. On XX/XX/XXXX borrower called in to make the payment. On XX/XX/XXXX borrower unable to make payment as need assistance informed about the hardship form on  website. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625987	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.As per comment dated XX/XX/XXXX borrower called to pay escrow shortage and made payment of $X.XX. As per comment dated XX/XX/XXXX borrower confirmed escrow shortage of $X.XX and paid XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486627214	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period
							02/28/2025	03/14/2025
1486625674	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	11/25/2024
1486625713	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower confirmed the loan details and informed of lender placed insurance. Borrower did not make any payment. On XX/XX/XXXX Borrower stated that we are calling and treating like a criminal and payment have been withdrawn from bank. Advised payment shown reverse on XX/XX. Borrower made another payment via bill pay XXX on XX/XX/XXXX. Advised still not received. On XX/XX/XXXX Borrower confirmed the loan details and placed lender insurance. On XX/XX/XXXX borrower declined to set up payment today. On XX/XX/XXXX borrower asking for escrow shortage to be spread XX months. On XX/XX/XXXX borrower called regarding escrow shortage and submitted task for new payment  effective on XX/XX/XXXX. There are no additional contact as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625763	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX Borrower called in to go over escrow and payment change. On XX/XX/XXXX Borrower called in to confirm if account can be review for removing of private mortgage insurance. On XX/XX/XXXX Borrower called in to remove private mortgage insurance servicer advised can send in request for appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625919	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to postdate the payment from XX/XX in the amount of $X.XX. Borrower was advised of the total amount due $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625667	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower confirmed to schedule the payment. On XX/XX/XXXX borrower called and wanted to have a copy of the cooperate fees applied to his account that need to be sent via email and mail. Borrower is also requesting the documents to be sent in Spanish language. There is no additional contact as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625830	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and want to be contacted at XXX for information related to account. On XX/XX/XXXX borrower called in to inquire about payment. On XX/XX/XXXX borrower called in regarding to discuss about payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/03/2025
1486626073	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/12/2025
1486625899	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	02/22/2025
1486627251	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in to schedule payment. On XX/XX/XXXX Borrower called in to see if XXX payment was posted. On XX/XX/XXXX Borrower called in and scheduled payment for XXX and XXX. On XX/XX/XXXX borrower called in to know more about another loan if possible. On XX/XX/XXXX servicer called borrower to discuss the account borrower made payment for $X.XX on XX/XX/XXXX and schedule payment for $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower called in to schedule a payment for XX/XX/XXXX , XX/XX/XXXX and XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower reported damages to the property due to XXX storm and was advised of claim check and adjuster report. As per comment dated XX/XX/XXXX claim confirmed that adjusters report and check is missing. However no evidence of damage being repaired or 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626452	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Bankruptcy [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On contact dated XX/XX/XXXX borrower called in and having questions about the last payment due date and amount servicer advice to have a call back and speak with bankruptcy department in regard to those question. also confirm the reason for delinquent as complaint field. On XX/XX/XXXX borrower called in and said wanted to know what the payment will be on XX/XXXX. servicer advice as the bankruptcy was discharge as soon also borrower confirm that another borrower was passed away and still appears on statement. and call transfer to bankruptcy department borrower said the attorney advice need to start making payments on XX/XX/XXXX and also need to confirm the payment servicer said was currently due for $X.XX also borrower confirm the co-borrower was passed away on XX/XX/XXXX also borrower confirm to send the death certificate with id. On XX/XX/XXXX borrower confirm could make the payment via ach one's discharge is completed. On XX/XX/XXXX indicates borrower made the payment for $X.XX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On call dated XX/XX/XXXX borrower called in to make the payment of $X.XX. On call dated XX/XX/XXXX indicates borrower made the payment for the amount of $X.XX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486627404	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period. Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							02/28/2025	03/12/2025
1486625642	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments on time.
							02/28/2025	02/06/2025
1486626999	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make a payment. On XX/XX/XXXX borrower called in and confirmed reason for delinquency is death in family. Borrower made payment with provided confirmation. On XX/XX/XXXX Borrower upsend and stated arrangement to pay $X.XX per month for XX months. Borrower advised that funds are not taken since XX/XX/XXXX. Borrower is due for XXX payment. Bank took money from borrower's account. Borrower asked about payoff with refinance option. On XX/XX/XXXX Borrower filed complaint. On XX/XX/XXXX Borrower called to make payment borrower advised that death in family cause delay of payment. Agent advised for fee concerns as borrower can send written correspondence to servicing. ON XX/XX/XXXX Borrower called and wanted to waive late fee as payment delayed due to death in family. On XX/XX/XXXX Borrower made payment for XX/XX. On XX/XX/XXXX Borrower called in and made payment for XXX. On XX/XX/XXXX Borrower called in to make payment $X.XX with $X.XX going to principle. On XX/XX/XXXX Borrower called to see total amount due on account. Borrower advised there was changed in adjustable rate of mortgage that cause payment increased. Borrower make to payment $X.XX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Borrower raised late fee dispute on XX/XX/XXXX. Fee dispute has been resolved, and response sent on XX/XX/XXXX.
							02/28/2025	03/13/2025
1486626111	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire if autopay was setup for that month and servicer confirmed. On XX/XX/XXXX servicer called the borrower to inform payment was not posted and borrower advised there was some fraud on bank account due to which transactions were stopped. Borrower made the payment from another bank account and requested late fee waiver. On XX/XX/XXXX borrower called in to inquire about transforming the LLC and servicer opened a task for turning the loan to LLC. On XX/XX/XXXX borrower called in to review the loan including monthly payment and servicer advised about escrow shortage. Borrower advised requested late fee waiver last month and servicer advised will submit a request for the waiver. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625570	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX called to the borrower that borrower will make the payment before the grace period ends, on XX/XX/XXXX call from borrower to  advised the last letter or document we send was on XX/XX/XXXX, on XX/XX/XXXX call from borrower new board welcome all completed, advised account status , borrower stated will have appointment in by next week,  XX/XX/XXXX borrower called in requesting for welcome package, representative sent the package via email, XX/XX/XXXX call from borrower asked for assistance on initiated baf, loan is XXX,  on XX/XX/XXXX call from borrower confirmed XXX no damages, discussed evaluation, eligible for PC, sign agreement, draft in progress; RFD, b1 truck driver, unemployed as of XX/XX, seeking employment; applied for unemployment benefits; XX/XX/XXXX inbound call from borrower confirmed received modification, XX/XX/XXXX discussed pending mod docs, on XX/XX/XXXX asking on loss mitigation he stated that his credit score went down. explained to him that its from the del status, loan is modified. did forward over to credit reporting to get clarity fu XX/XX, on XX/XX/XXXX borrower 1 stated borrower 2 is the one that takes care of the payments and that XXX should not be calling. And on XX/XX/XXXX inbound from borrower reason for call out prior to the XX ; will pay on XX, borrower stated was not in the mod, advised payment. . Borrower requested a hold and call dropped, There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area. No damages reported.
							02/28/2025	02/17/2025
1486626451	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to push the payment back to XX weeks. Agent advised there is usually 15 days grace period. On XX/XX/XXXX borrower called regarding the loss mitigation options due to XXX. Agent informed after checking the system that someone will callback borrower with details. On XX/XX/XXXX the borrower called regarding the forbearance payment and got the information that forbearance is not for them and requested to make payment. ON XX/XX/XXXX borrower called regarding regular payment history. Agent provided the information. On XX/XX/XXXX borrower called for the loss mitigation department. Agent transferred the call. loss mitigation department agent informed the borrower regarding the  balloon payment and it will be available on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: n
							02/28/2025	03/06/2025
1486625981	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX successor in interest called in and requested for reinstatement quote via email. On XX/XX/XXXX successor in interest called in and wanted to confirm wire instructions. Agent provided the wire instructions and borrower confirmed received reinstatement quote. On XX/XX/XXXX successor in interest called in as wanted wire instructions. Advised to borrower servicer cannot send it at now but can submit the request to send the information. However, it would take few days. Successor in interest gave verbal authorization to third party and successor confirmed wire instructions verbally. There was no further contact with the borrower and account is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/25/2025
1486625652	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and made a payment. On XX/XX/XXXX borrower called and inquire about the billing statements. On XX/XX/XXXX borrower called about the account status. On XX/XX/XXXX borrower called and inquire about total amount due. On XX/XX/XXXX agent called borrower about the making payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625688	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and request copy of 1098 form. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625842	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding the insurance and mentioned they have changed the Insurance to XXX. Agent informed the system has been updated accordingly.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626435	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX agent called borrower about the XXX payment. Borrower states will pay the month of XXX. On XX/XX/XXXX borrower called to make XXX payment in the amount of $X.XX. On XX/XX/XXXX agent called borrower about the account information, borrower states will make by  end of the month or beginning on the next month. On XX/XX/XXXX facing hardship due to death in family member. On XX/XX/XXXX borrower called regarding XXXX 1098 form. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625824	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called and informed that insurance was paid. Informed borrower that to reach out to Allstate to receive refund back and have it applied back to escrow. Informed borrower that once this happens, we can have a new escrow analysis ran and will update monthly payment. There was no additional contact, and the loan is in performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/03/2025
1486626489	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . On XX/XX/XXXX the authorized third party called to report that the borrower was deceased. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625979	XXXX	XXXX	XXXX	3
[3] Property Damage - UTD - No evidence of resolution

[3] Property Damage - UTD - No evidence of resolution

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called regarding the damage update and requested to provide information about the list of contractors for fixing their damage, since it has been almost a year and damage is not fixed yet. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX property was damage due to XXX with date of loss is XX/XX/XXXX. As per the comment dated XX/XX/XXXX the borrower is reporting damage issue and mentioned they have to completed the repair since no contractor is provided by the servicer to fix the repair so far i.e. even after a year of reporting damage. No other information is available in the comments about the repair were completed or 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486627162	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in for assistance on the account. Total due advised. Borrower fell behind due to loss of employment and income. Borrower is now back to work and can proceed with the trial. Ran through calm and approval for XX-month trial from XXX through XXX. Payment will be $X.XX and advised about grace periods. Borrower stated will received first check in XXX might need to monitor for the payment. On XX/XX/XXXX borrower called in regarding terms of modification. Advise borrower the payment would be around this amount. Borrower became upset-briefly discuss liquidation, borrower stated liquidation is not option. On XX/XX/XXXX borrower called stated will pay this week $X.XX for XXX payment. On XX/XX/XXXX borrower called in and set up payment. On XX/XX/XXXX borrower called and make XXX payment. On XX/XX/XXXX borrower was informed about notary. Borrower stated will return the document. On XX/XX/XXXX borrower stated will make XXX payment today. On XX/XX/XXXX borrower called to confirm if servicer needed new modification document. Advised no. On XX/XX/XXXX borrower set up third trial payment. Stated will send document back in by XX/XX. On XX/XX/XXXX borrower called to say the modification document and affidavit is in route next step is to send modification document XX/XX/XXXX. On XX/XX/XXXX borrower was called out to update on modification rejection due to name was signed. Borrower stated will resend XX/XX/XXXX. On XX/XX/XXXX borrower was called out regarding modification documents were not accepted because the XXX was not notarized. On XX/XX/XXXX loan modification processed. On XX/XX/XXXX borrower called in was trying to make a payment but IVR said was on automated clearing house and nothing due. Filed a complaint. Advised payment due for XXX and scheduled a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625750	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX .On XX/XX/XXXX, the SII called in to request the SII document that was mailed on XX/XX be emailed to as had misplaced the original.  There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/08/2025
1486626525	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486625539	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower answer the call and said that the payment will be made via online portal on XX/XX/XXXX. On XX/XX/XXXX borrower answer the call and stated would make the payment online as borrower was not aware that borrower one did not pay also servicer offered the assistance however borrower stated would call to next week to get the more information. On XX/XX/XXXX borrower called in to find out why the credit score dropped after XXX added a remark about balloon payment when borrower don't have it call transfer to another department where in borrower stated they have received a credit report stating natural disaster and balloon payment which the loan does not have to reinstates the loan servicer ask to send the written request. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/21/2025
1486625949	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX,  on XX/XX/XXXX called from borrower stated that 100% of payments are going towards interest and wants to know why, borrower is actually paid up until XXX, servicer advised that the month that is paid ahead goes into unapplied until the next payment is due and then it is applied correctly and also advised to wait till he next billing statement comes out and see how the payments was applied, and that since the modification her interest rate is at XX%. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625697	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	05/15/2024
1486625635	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and wanted to verify the escrow refund. Servicer advised the check has been sent on XX/XX/XXXX. On XX/XX/XXXX borrower already made payment via portal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625734	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX .On XX/XX/XXXX, .borrower called in to inquire about the modification agreement to be sent by email. On XX/XX/XXXX borrower called in to check if the loan is assumable and was advised it is assumable and the reason said doesn't apply .There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486626732	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/06/2025
1486625799	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	02/22/2025
1486627188	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in and advised of new claim due to XXX damage on dated XX/XX/XXXX. Claim check was received in the amount of $X.XX. Borrower confirmed that repairs will be completed on the property. Servicer advised need check and adjusters report. Advised of will review documents to determine process. Servicer also advised processing time once check and adjuster report are received. Servicer offered my insurance portal and borrower accepted. On XX/XX/XXXX, borrower called in to see if check was received and status of the claim. Servicer advised claim is under processing and mailing time frame based upon last receipt of claim documents. On XX/XX/XXXX, borrower called in regarding the status of the claim. Servicer advised mailing the check for $X.XX via regular mail to borrower address. Also, advised mailing timeframe to the borrower. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower called in and advised of new claim due to XXX damage on dated XX/XX/XXXX. Claim check was received in the amount of $X.XX. Borrower confirmed that repairs will be completed on the property. Servicer advised need check and adjusters report. Advised of will review documents to determine process. Servicer also advised processing time once check and adjuster report are received. Servicer offered my insurance portal and borrower accepted. On XX/XX/XXXX, missing documents letter was sent to borrower and requesting fully endorsed claim check. On XX/XX/XXXX, borrower called in to see if check was received and status of the claim. Servicer advised claim is under processing and mailing time frame based upon last receipt of claim documents. On XX/XX/XXXX, borrower called in regarding the status of the claim. Servicer advised mailing the check for $X.XX via regular mail to borrower address. Also, advised mailing timeframe to the borrower. There is no evidence of repairs completed or 100% inspection done.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625986	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/07/2025
1486625779	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding the letter which they received regarding the representative and agent advised account is on automated clearing house  and due for XXX. There was no contact after XX/XX/XXXX and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	11/27/2024
1486625954	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to get a ubaf sentout by email and requested email was sent. Servicer sent the ubaf by email and also provided our website to down loan and advised to sign with a wet signature with a pen. On XX/XX/XXXX, Borrower called in to verify the status of modification and verify number of payments due. Servicer advised the status of active foreclosure and sale date. On XX/XX/XXXX, Servicer called in and advised of missing documents needed and requested to paid bi-weekly to complete XX days of stubs. Borrower status they will sent in today. On XX/XX/XXXX, Borrower called in and stating has trial agreement and will make XX payment in cert funds. Servicer advised of the approved modification terms. On XX/XX/XXXX, Borrower called in and inquiring about the corporation fees and to make sure it will not come out of auto payment mode that is due on XX/XX/XXXX. Servicer advised fees will just roll over month to month if not paid and will need to be paid by end of loan. Borrower requested the copy of fees breakdown through email. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comment dated XX/XX/XXXX indicates Bankruptcy was terminated on XX/XX/XXXX, Case XXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626659	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called and advised the HAF program. Borrower is requesting to make payment in the amount of $X.XX dated on XX/XX. On XX/XX/XXXX Borrower called and wanted to make payment of $X.XX. On XX/XX/XXXX borrower was not aware of the other fees and though borrower was already make XXX payment which made for the month of XX/XXXX in the amount of $X.XX. There are no additional contacts as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625991	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/10/2025
1486625693	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called out, borrower willing to make payment for XXX, in the amount of $X.XX. Fees discussed. On XX/XX/XXXX borrower called in the stated had called on XXX of each month to make a payment because that's when get disability check. Representative offered to set up payment borrower decline. On XX/XX/XXXX borrower was called out t regarding XXX payment. Borrower stated will get paid on XXX and will call in for payment. Offered to help set up online portal stated no more stuff needed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625793	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	05/23/2024
1486627177	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/06/2025
1486626003	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/14/2025
1486625922	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/11/2025
1486625418	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	01/08/2025
1486625757	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower stated corporate fees where borrower fall behind payment. Borrower will start legal action against the property those advances could legally fees from court. Borrower stated prior servicer started foreclosure procedure however borrower paid $X.XX. Agent informed we can send break down of corporate advances if borrower does not agree then borrower can submit dispute in writing. On XX/XX/XXXX Borrower wanting 1098 sent out on e-mail id. On XX/XX/XXXX Borrower was calling regarding the unpaid principal balance showing higher than expected on billing statement. Borrower was advised that loan was modification in XXXX but documents show there was deferred balance which is why the total amount owned is higher. borrower requested to documents to be e-mail on mail. On XX/XX/XXXX Borrower called in regarding payment information. On XX/XX/XXXX Borrower called regarding corporate advance borrower will make monthly payment of extra $X.XX to the corporate advance. Borrower asked if received extra payment of $X.XX. ON XX/XX/XXXX Borrower has already phoned in XXX payment today through phone. Borrower On XX/XX/XXXX Borrower called in for principal balance. On XX/XX/XXXX Borrower called about fees on account. Agent informed that borrower would need to pay before end of loan. On XX/XX/XXXX Borrower called regarding why mortgage payment was not paid. Agent informed payment went down as per escrow analysis. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/08/2025
1486625951	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called borrower informed that is ignoring called until ready to make the payment. Borrower made the XXX payment without any fees of $X.XX. Servicer informed of successfully submitted and will be debited on or after XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486626359	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX Borrower called in servicer informed borrower of loss draft department being closed. On XX/XX/XXXX Borrower called in regards to insurance claim and made payment for $X.XX. On XX/XX/XXXX Servicer called borrower to discuss the account borrower process the payment for $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX borrower called in regards insurance claim check. As per comment dated XX/XX/XXXX requesting full endorsed claim check. As per comment dated XX/XX/XXXX borrower filed a claim for the restoration of the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625731	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486626031	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and provided the consent to contact borrower at XXX and provided information about borrower's account. Advised to borrower payment in the amount of $X.XX has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in to go over escrow and payment change. On XX/XX/XXXX borrower called in and servicer advised of total amount due in the amount of $X.XX. Agent over the escrow shortage and informed once that is paid the payment will be $X.XX. On XX/XX/XXXX Borrower called in as borrower making escrow shortage in the amount of $X.XX. Opened necessary task and completed the request. On XX/XX/XXXX Borrower called in and confirmed payment scheduled on XX/XX/XXXX for XX/XXXX payment and wanted to schedule additional payment of $X.XX towards the principal curtailment.  Advised to borrower unable to schedule the curtailment until account reflects XX/XXXX payment made. Agent offered to cancel the scheduled payment and reschedule the payment to include the $X.XX. Borrower advised to call tomorrow to do it. Borrower also inquired about if taxes are current, advised to borrower next tax installment is due for XX/XXXX and XX/XXXX. On XX/XX/XXXX borrower called in and requested principal curtailment payment. Advised to borrower payment in the amount of $X.XX has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in as wanted to process the payment. Agent processed the payment. On XX/XX/XXXX borrower called in as wanted to know principal balance. Advised to borrower that borrower can set up autopay at any time of $X.XX. On XX/XX/XXXX borrower called in as had fraud on the borrower account and informed as soon as the borrower banks correct borrower account. Borrower will call and make the XX/XXXX payment. On XX/XX/XXXX borrower called in as borrower has questions about borrower taxes. Agent unable to pull the information due system issue and call has been transferred to tax department and took XXX payment. Borrower informed the fees on borrower account are not supposed to be as borrower paid them last year and also non-sufficient fee funds should not be charged to the borrower as agent took it from the wrong account. There were no additional contacts as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/26/2025
1486625679	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Successor in interest person called and need signed with dated W-9 form to send the escrow refund check with person name on it. Agent advised sending blank W-9 form. It needs to be signed with dated and return back as soon as possible. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486626495	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per comment dated XX/XX/XXXX bankruptcy was terminated on XX/XX/XXXX case#XXX filed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/06/2025
1486625737	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/10/2025
1486625888	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to setup the escrow payment system for the paying taxes and insurance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625645	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower made the XXX payment in the amount of $X.XX which will be debited on or after XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							02/28/2025	12/19/2024
1486625795	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in regarding wanted to know to get the account set up for bi-weekly autopay. Borrower wanted to know why they are getting call stating that they are on foreclosure list and borrower would like to correspondence to stop. On XX/XX/XXXX, Borrower discussed fees on account and agent advised due to property inspection. Agent spoke with borrower regarding corporate advance fees and agent advised those were statutory fees. Borrower requested for a breakdown of those fees and need to send to borrower. Agent advised they could not request to waive these fees but they will not agree then they could send email. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626308	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX, borrower called in as wanted to get the stop payment lifted informed that cannot speak as not confirmed.  There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486625756	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	12/11/2024
1486627378	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486625770	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXXto XX/XX/XXXX.On XX/XX/XXXX, the borrower called in to make the payment on the account. On XX/XX/XXXX borrower called in to reverse the payment that was made on  XX/XX/XXXX. On XX/XX/XXXX,  borrower called in to check about the account and make payment and was advised about the corporate fee advances and to enroll in biweekly payments as need to pay in advance a month ahead. .On XX/XX/XXXX borrower called in as received a called and correspondence for bi weekly payments inquire about the $X.XX fee drafted and was advised that the correspondence team will contact. On XX/XX/XXXX borrower called in to check about the autopay for the biweekly payments and was informed that the automatics clearing house program rejection letter was sent . There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626088	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX Borrower called in to cancel payment arrangement schedule for XX/XX/XXXX for $X.XX. On XX/XX/XXXX Servicer called borrower to discuss borrower setup XX payment for $X.XX to be scheduled on XX/XX/XXXX, XX/XX/XXXX , XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX borrower called in to schedule payment for XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX and XX/XX/XXXX in the amount for $X.XX. On XX/XX/XXXX borrower called in to schedule payment for $X.XX on XX/XX/XXXX and XX/XX/XXXX also there is a claim placed and asked if he ahs to send the check. On XX/XX/XXXX borrower called in and stated received an insurance claim check and need the check to be endorsed by the servicer. On XX/XX/XXXX servicer called borrower to discuss the account borrower scheduled XX weekly payments for $X.XX  and for $X.XX. On XX/XX/XXXX servicer called borrower to discuss the account borrower stated will make XXX payment today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower reported damage due to XXX and received claim check in the amount of $X.XX. As per comment dated XX/XX/XXXX claim check was submitted for stamp and go endorsement. As per comment dated XX/XX/XXXX claim check was submitted for stamp and go endorsement. However no evidence of damage being repaired or 100% inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626556	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to complain but servicer advised that the payment is not posted for $X.XX and the complaint is still due for XXX payment. As per comment dated XX/XX/XXXX borrower wants to know if increased payment amount is going to escrow and discussed how escrow was calculated. As per comment dated XX/XX/XXXX borrower called in to schedule a payment for XX/XX/XXXX in the amount of $X.XX. As per comment dated XX/XX/XXXX borrower called in reviewed due payment for XXX and outstanding fee balance. Also scheduled payment for XX/XX/XXXX reminded of web portal and is asking about escrow. Servicer advised is due for another escrow analysis in XXX. As per comment dated XX/XX/XXXX borrower scheduled payment via phone for $X.XX and cancelled previous payment for XX/XX/XXXX. Borrower called verified non bankruptcy Mini Miranda and just wanted to make sure unapplied balance paid for XXX. As per comment dated XX/XX/XXXX borrower wanted to verify escrow negative balance. Borrower also wanted to verify that had the previous escrow analysis on file from before transferred. As per comment dated XX/XX/XXXX borrower made payment of $X.XX and informed of reason for delinquency as missing some days on check. Servicer set up the payment for XX/XXXX. As per comment dated XX/XX/XXXX servicer advised of borrower for XXX payment. Borrower put in a request for new analysis due to changes in insurance. Also scheduled $X.XX on XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called in for last payment. As per comment dated XX/XX/XXXX borrower called made payment and servicer asked if there can be any assistance to avoid having credit report outcome. Servicer advised that there is not advised if they still apply for any type of assistance, it will get reported. As per comment dated XX/XX/XXXX borrower called to make a payment and servicer advised of short sale options. Servicer informed that escrow analysis has not been completed yet but will be mailed. As per comment dated XX/XX/XXXX borrower called in that had returned payment. Servicer stated that would like to confirm that payment of $X.XX posted with unapplied as the XXX payment. Servicer advised that posted on XX/XX/XXXX and confirmed /payment setup for XX/XX/XXXX of $X.XX. As per comment dated XX/XX/XXXX borrower called in to ask to change date for the $X.XX payment to XX/XX/XXXX was edited and updated. As per comment dated XX/XX/XXXX borrower wanted to set up [payment out come and set up onetime payment. As per comment dated XX/XX/XXXX borrower called in to inquire about a payment that was made. As per comment dated XX/XX/XXXX borrower called to authenticate payment for XX/XX/XXXX of $X.XX. As per comment dated XX/XX/XXXX bankruptcy is discharge and paying payment for $X.XX. And declined automated clearing house. As per comment dated XX/XX/XXXX borrower gave consent to call back in 7 days and made payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625915	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and stated they will make payment on XXX via online and agent discussed escrow change payment decrease as well as fees on account. On XX/XX/XXXX, Borrower called in and was not able to login to website. Agent sent password reset vial email and borrower was able to log in and they will make payment on website. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486627347	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in for the account discussion and wanted to update the name. On XX/XX/XXXX Borrower called in to check the status of the payment increase. Servicer look over the statement and borrower is actually expecting a decreasing in the payment amount for the upcoming month of XXX. On XX/XX/XXXX borrower called and wanted to know when the insurance would be paid. Borrower opted to auto set up from the month of XXX. On XX/XX/XXXX borrower called and discussed the insurance on the file. Also, wanted to discuss on the insurance gap and call was been transferred to insurance department. There are no additional contact as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX( XXX) with disaster declared on XX/XX/XXXX. No Damages were reported.
							02/28/2025	02/15/2025
1486625908	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and contact information was updated. On XX/XX/XXXX borrower called in and servicer provided general account information and offered to setup autopay however borrower declined. Servicer informed borrower about lender placed insurance but borrower was already aware about it and requested a copy of the mortgagee clause to provide to the insurance company. Servicer transferred the call to the insurance department. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626422	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, call made to borrower to which borrower said will call back on the same number. On XX/XX/XXXX, Borrower stated they are not aware they have fall behind as the spouse look after the payments and will call them and ask them to make the payments. Servicer provided the total amount due and months past due and ran reinstatement quote XX/XX/XXXX TAD $X.XX advised can call back and make payment over phone with checking account. On XX/XX/XXXX, borrower called and made a payment of $X.XX. The borrower stated inflation has caused them to fall behind with the account unexpected expenses and inflation empathy provided by the servicer. On XX/XX/XXXX, Borrower stated their parent has been sick and had to pay for their child's tuition fees which caused them to fall behind however the bar was able to fully reinstate their account and brainy account current. On XX/XX/XXXX, call made to the borrower as the spouse made XX-XX payments did not bring loan current per our conversation. Servicer wanted to follow up and let them know the account status offered to set up that payment for XX/XX/XXXX declined and asked to call the spouse. Servicer read the reason for the account to fall behind to which borrower acknowledged. On XX/XX/XXXX, borrower called in to inquire about the payment due and advised the automated machine not to call them for the payments due. On XX/XX/XXXX, authorized third party called to make the payment. Total amount due paid on XX/XX is not posted was returned so the payment was taken by phone in the amount of $X.XX on XX/XX/XXXX and advised about the website.  On XX/XX/XXXX, borrower called to inquire about the payment made on XX to which servicer advised to wait until next day for the update as the payment is still through on the account. Servicer also advised that it take days for the money to bounce back if not taken yet. On XX/XX/XXXX, borrower called and processed payment on XX/XX/XXXX and stated XXX due will be paid by next week. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625632	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to get 1098 of XXXX and representative email the documents. On XX/XX/XXXX borrower called to request to resend 1098 again. On XX/XX/XXXX borrower called to inform they are not able to make payment online due to and representative advised to create account. Borrower wanted to make payment and representative took payment and advised it included Corp advance fees. On XX/XX/XXXX borrower called to make payment and representative advised Corp advance fees was moved to suspense. On XX/XX/XXXX borrower called to get XX-month payment history and representative process the request. On XX/XX/XXXX borrower called in to inform they are having issues with registering the account online did go ahead and do a session with borrower to make sure that everything was being done correctly and borrower was able to log into the account. Borrower also was able to process a payment from the online account . On XX/XX/XXXX borrower called to inform they did not receive payment history and agent advised they can check on online portal under document center. Representative resent the documents via email. There was no contact after XX/XX/XXXX and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625936	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called regarding the payment and borrower stated they made a payment online this morning. On XX/XX/XXXX, borrower was called regarding the payment and borrower stated they will make payment online. Borrower wanted to dispute their credit report and representative advised would not be able to dispute due to the report being valid. On XX/XX/XXXX borrower was called regarding the payment and borrower advised they are planning to pay on website by grace period and did not want to schedule. There was no contact after XX/XX/XXXX and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	11/19/2024
1486625695	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486626865	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/06/2025
1486625780	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments on time.
							02/28/2025	03/13/2025
1486625794	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486626028	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current.
							02/28/2025	03/26/2024
1486627349	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in as wanted to go paperless and regarding late fees. Agent waived XX late fees. On XX/XX/XXXX borrower called in as needed help to lob into the website to view form 1098 and confirm the loan number. There were no additional contacts as the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/26/2025
1486625869	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	12/27/2024
1486625771	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	09/25/2024
1486625861	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to confirm borrower one is the only one on the mortgage. Advised yes. Loan is current. No other questions asked. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625776	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire how to get insurance claim check signed by servicer and servicer transferred the call to loss draft department. On XX/XX/XXXX borrower called in to inform affected by XXX and getting XXX assistance. Servicer gave insurance information and explained funds release process. On XX/XX/XXXX borrower called in and servicer assisted with online queries. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower advised property has XXX damage because of XXX. On XX/XX/XXXX borrower advised property damage was due to XXX. On XX/XX/XXXX borrower advised impacted by XXX. On XX/XX/XXXX borrower advised insurance claim was filed for damage due to XXX. On XX/XX/XXXX borrower stated that property is affected by natural disaster. On XX/XX/XXXX borrower called in to inquire how to get insurance claim check signed by servicer and servicer transferred the call to loss draft department. On XX/XX/XXXX borrower called in to inform affected by XXX and getting XXX assistance. Servicer gave insurance information and explained funds release process. There is no evidence of repairs completed, or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625934	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625711	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Agent called borrower said they will make payment and asked for corporate advance breakdown to be sent to email address. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625714	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No evidence of successful borrower contact found.
							02/28/2025	02/22/2025
1486625752	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and stating that they unable to access the online account. Servicer advised that due to new system changes you have to re-register in the online account. On XX/XX/XXXX, Borrower called in about the changing the insurance and gave the fax number to insurance department for changing the insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	10/13/2023
1486625990	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about the issue with monthly mortgage payment for this account also wanted to make sure that late fees are waived for this account. On XX/XX/XXXX borrower called in asked when XXX billing statement would be available. Advised should be anytime now since it was likely generated around the XX and would be in the process of imaging. Advised $X.XX advance fee is unable to be waived but that it does not accurate interest. On XX/XX/XXXX borrower called in needed a copy of modification document completed on XXXX. Document emailed. On XX/XX/XXXX borrower called in regarding account updated. On XX/XX/XXXX borrower called in looking for document resent the document. Borrower is currently in the middle of the divorce and borrower is paying spousal support. Borrower cannot sell the house. On XX/XX/XXXX borrower calling to check on document request said will make XXX payment next week. On XX/XX/XXXX borrower called in regarding modification document. Advised modification was done in XXXX, XXXX. Modification was denied between XXXX-XXXX. Account was reinstated in XX/XXXX. Declined offer to postdate XXX payment. On XX/XX/XXXX borrower called in scheduled a payment for XX/XXXX bill. Still requested document not received to borrower. On XX/XX/XXXX borrower called in for forbearance request. Advised no answer. No guarantee of approval. On XX/XX/XXXX borrower called in stated not able to upload document to portal. Advised to send it via mail. On XX/XX/XXXX borrower request extension of due date to return profit and loss bank statements. Advised deadline would be XX/XX/XXXX. On XX/XX/XXXX borrower called in to make a payment. Borrower stated due to loss mitigation got behind. Made payment on line a couple of hours ago. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625835	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called about an escrow. Borrower state why payment changed. Agent advised due to taxes in the country or insurance went over the documents. the borrower called to make a payment. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	10/02/2024
1486625838	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/19/2025
1486625791	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625785	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in and advised about the total amount due and also states unable to login to website, assisted with password reset and confirmed borrower able to login and borrower states making payment online now. And there was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486626785	XXXX	XXXX	XXXX	3
[3] Occupancy - Vacant

[3] Property Damage - XXX - No evidence of repair

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Co-borrower called in to know the status of claim. Borrower stated that they received second two claims checks in the amount of $X.XX and in the amount of $X.XX for XXX damaged. Advised to the coborrower endorse portal and process borrower successfully endorse the check. There was no additional contact. On XX/XX/XXXX Co-borrower called in to know the status of check deposited. Advised it was deposited and confirm check number and amount $X.XX in the escrow account also advise it will take 8 to 10 business days. On XX/XX/XXXX Called to borrower for the payment processed.  Borrower will make payment online. There was no additional contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX Borrower called in stated there was XXX damaged on the property and the insurance company is sending a check with the Estate of Borrower. On XX/XX/XXXX Co-borrower sated that death certificate sent out fo the borrower and check for the loss draft send on the name of estate of the borrower. On XX/XX/XXXX Claim reviewed and confirmed adjusters report and Check is missing informed and mailed sent to the borrower. On XX/XX/XXXX Initial check was release for the disbursement. Advise to the coborrower we need death certificate for the borrower for the admin also advised timeframe for processing and emailing. On XX/XX/XXXX Co-borrower called to know the status of check. Advised check deposited for the amount $X.XX in their escrow account it required 8to 10 business days for processing. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/09/2025
1486626009	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called to advise of the payment due date and total amount due. There was no contact after XX/XX/XXXX and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625906	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Servicer called to borrower and borrower provided consent to contact them through XXX and to provide information related to borrower account. Also, advised payment in the amount of $X.XX has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in as upset because payment did not come out of the account at right time. Borrower got fees they have to pay to their bank. Agent provided email for written request.  There were no additional contacts and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625729	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the co-borrower called in to make payment. Borrower want late charge waived. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625696	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in stated will make the XXX payment at the end of the month and then the XXX payment by the second XXX in XXX to make that payment and then will cover the late fees after that. Borrower given SIID that will cover. Also updated the contact information. On XX/XX/XXXX borrower called back to follow up with call that made. Borrower was advised of the total amount due. Fees included. Post or postdated payment refused by borrower. Repayment and modification alternative offered. UBAF sent via mail. Borrower just received disability income. On XX/XX/XXXX borrower called and stated will back on XX/XX/XXXX to make a payment. On XX/XX/XXXX borrower called in made a payment in the amount of $X.XX for XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625634	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX called from borrower requested to know why payment had been reduced, which servicer confirmed it likely would be associated through the amount. There the projected balance is lower than what it is required, which caused the payment amount to reduce for the next couple of months until the next cycle, on XX/XX/XXXX called from borrower advised Lender placed insurance declaration received, on XX/XX/XXXX called from borrower needs to speak with insurance department. On XX/XX/XXXX inbound from borrower had question on escrow and borrower got a latter in XX/XXXX escrow shortage and per the EA ltr dated XX/XX/XXXX iao $X.XX she wants to pay it, on XX/XX/XXXX called to advised she has paid the deficit in her escrow account of $X.XX and the new amount should be reflecting Advised a new escrow analysis should be rean soon. And on XX/XX/XXXX borrower called in to go over escrow analysis. went over new payment amount. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486627066	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the Co-borrower called with regards to the payment information. On XX/XX/XXXX borrower called to inform that was discharged from bankruptcy and was advised to send the paperwork, a complaint was also launched as the borrower was not able to pay online. On XX/XX/XXXX borrower called and requested to speak with the bankruptcy department, borrower though was current on the account but was informed that the payment for month of XXX is still due. On XX/XX/XXXX the borrower was called and the Co-borrower stated that wanted to speak with the bankruptcy department and check on the status of the audit being completed, was advised of the total due. On XX/XX/XXXX the borrower was called and a payment was processed. On XX/XX/XXXX the borrower again called and a payment was made in the amount of $X.XX and a confirmation was given. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625723	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/13/2025
1486627401	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/14/2025
1486626884	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	03/06/2025
1486625651	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no prior contact prior to XX/XX/XXXX. On XX/XX/XXXX there was outbound call with borrower regarding the intent of the property, on XX/XX/XXXX spoke to borrower regarding reinstatement quote, on XX/XX/XXXX spoke to borrower and borrower gave permission to speak with third party and advised of foreclosure status, on XX/XX/XXXX spoke to borrower regarding sent a payment for over $X.XX and the excess was supposed to go towards XXX payment and placed in suspense, on XX/XX/XXXX servicer called borrower about the payment the loan was reinstatement the loan the attorney fee was $X.XX on the reinstatement, XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and borrower replied about will be making XXX payment and asked about missing payment therefore servicer advised it was received but just don't see how it was applied. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX there was a XXX damage and XXX damage due to XXX and there is no evidence of 100% repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625855	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact evidence found within review period.
							02/28/2025	09/16/2024
1486626026	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower wants to reset password to get back into online account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486626332	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, servicer called the borrower and mentioned the borrower should secure the account or else they will keep getting collection calls regarding payment frequently. Servicer called on XX/XX/XXXX and spoke with borrower regarding the Insurance check. Advised to endorse and send it back to Insurance company.  As per comment dated XX/XX/XXXX borrower called regarding the negative credit report for XX/XXXX. Agent advised to submit the negative credit report from one of the big three with their proof of payment to XXX. On XX/XX/XXXX borrower called to verify the status of the insurance check. Agent informed there is no open file for the claim on the account. Borrower was upset that they have called several times regarding this issue. Borrower informed they have mailed the Insurance check for endorsement by regular mail on XX/XX/XXXX. Borrower provided the claim # XXX and mentioned it was for XXX Damage. On XX/XX/XXXX borrower called for status of the claim. Agent advised it will take 8 to 10 business days to process the check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX the borrower mentioned the XXX was damaged and check was send by the insurance company and that check was forwarded by borrower to servicer for endorsement. Comment dated XX/XX/XXXX states the agent advised borrower to wait for 8 to 10 business days to process the monitored claim.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486625748	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the successor in interest called in as the escrow surplus check was sent in the deceased borrower’s name and it should be released in the successor in interest’s name. On XX/XX/XXXX, the successor in interest was called to get W-9 form for re-issuing escrow check in successor in interest’s name and was also advised that the account is current. On XX/XX/XXXX, the authorized third party was called to get W-9 form for re-issuing escrow check in successor in interest’s name and was also provided the e-mail address. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments on time.
							02/28/2025	03/17/2025
1486625983	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No evidence of successful borrower contact found on file.
							02/28/2025	03/14/2025
1486625444	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicated property is impacted by XXX. Disaster declared. On XX/XX/XXXX XXX inspection completed. Minor damage to XXX noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area. XXX damages reported. The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	02/07/2025
1486626303	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	03/13/2025
1486625811	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Called to borrower regarding loan information and for processing payment. The loan information detailed has been successfully submitted for processing and provide tracking number for updating detail. Informed to the borrower payment in the amount of $X.XX has been successfully submitted and will debit on or after XX/XX/XXXX provide tracking number for the same. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625834	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Agent called borrower to set up payment for XXX. On XX/XX/XXXX, Borrower called in to post XXX payment in the amount of $X.XX and provided tracking number. On XX/XX/XXXX, Borrower called in to make payment in the amount of $X.XX have been successfully submitted and provided tacking number. On XX/XX/XXXX, Agent called borrower regarding payment and total amount due. Borrower wanted to make payment and agent advised of other payment options like IVR, mail, autopay, online and borrower processed the payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625826	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/14/2025
1486626065	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX borrower called in and advised to borrower call tomorrow and speak to bankruptcy department. On XX/XX/XXXX authorized third party called in and asked for bankruptcy representative. Call has been transferred. Borrower wanted to do a loan modification which attorney gave information to borrower. Advised to borrower to fill out the paperwork and documents needed as per the application and once updated can move forward to see if any options are available for the borrower. On XX/XX/XXXX borrower called in not able to discuss the loan as no attorney consent available. On XX/XX/XXXX authorized third party called in to confirm assistance on the account. Call has been transferred to loss mitigation. Advised to borrower that application was closed as loan become current until XX/XX/XXXX. Also, the only balance that is currently showing due are the legal fees from the when the home was in foreclosure and fees are not eligible for loss mitigation. Confirmed to borrower that foreclosure has been removed as we receive bankruptcy payment on XX/XX/XXXX and borrower now needs to pay regular payment. Advised to borrower to pay over the monthly payment whenever borrower can and pay down the fee balance that is on the account before the loan matures and total amount due is due at once. Borrower accepted the information provided and ended the call. On XX/XX/XXXX borrower spouse called in regard to the XXX damage. Provided lender placed insurance phone number and transferred the call. On XX/XX/XXXX called in and wanted to discuss letter borrower received. Advised to borrower loan is current. There was no further contact with the borrower and account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  As per the comment dated XX/XX/XXXX bankruptcy chapter #XX, case # XXX filed on XX/XX/XXXX was dismissed on XX/XX/XXXX. As per the comment dated XX/XX/XXXX chapter #XX, case #XXX was terminated on XX/XX/XXXX and dismissed on XX/XX/XXXX. Also, as per the comment dated XX/XX/XXXX chapter #XX, case #XXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX borrower called in regard to XXX damage. No evidence of repair started, 100% repair inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625719	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Called to borrower regarding payment process. Borrower stated that spouse will make payment online today XX/XX/XXXX. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625736	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	07/06/2023
1486625664	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX Called borrower, courtesy call, Borrower stated make a payment on XX of every month offer to set up borrower decline will make the way borrower always make it. Offer Automated Clearing House borrower declined. advised of online options. On XX/XX/XXXX Called borrower and sated they will make payment on XX and stated this call was waste of the time and hung up. On XX/XX/XXXX. Borrower stated do not have time to discuss their account and will make payment on XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/12/2025
1486627090	XXXX	XXXX	XXXX	3	[3] There are indications of fraud on the loan. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the servicer reached out to the borrower and the borrower scheduled payments. Comments on XX/XX/XXXX indicated a dispute was received from the borrower in which they claimed identity fraud. The borrower did not provide any supporting documentation for the fraud dispute. As a result, the servicer sent the borrower a fraud package to be completed on XX/XX/XXXX but there was no evidence the completed fraud package or supporting fraud documentation was provided. The dispute was closed on XX/XX/XXXX as the servicer confirmed the account status and history. There was no further mention of the fraud dispute or fraud on the account. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX. No Damages were reported.
							02/28/2025	03/13/2025
1486625702	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/06/2025
1486625998	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On comment dated XX/XX/XXXX Borrower called in regarding account login issue. Advised password and account reset. On comment dated XX/XX/XXXX Borrower called in regarding insurance and monthly payment. Spoke with the borrower and informed insurance premium and their monthly payment and principal balance. Borrower inquiry about the insurance. Advised to the borrower the mortgage clause came over these amounts need to call insurance agent to correct and resend with the correct clause. On XX/XX/XXXX Borrower called in regarding insurance. Informed to the borrower the insurance still with the homesite on file and to confirm the agent loan number and name. On XX/XX/XXXX Called to borrower regarding escrow, co-borrower advising they received refund check for the changing policies and waiting for the next escrow analysis if shortage is there, they transfer to in it. On XX/XX/XXXX Co-borrower contacted and requested for the escrow spreading and confirmed contact information. On XX/XX/XXXX borrower requested for the payoff quote and mortgage statement. Payoff quote received through email. On XX/XX/XXXX Borrower called in and authorized and asked about principal and balance on the account. On XX/XX/XXXX authorized daughter called in to know the status of payoff. On XX/XX/XXXX Co-borrower called in and requesting payoff through email.  Payoff is in processing. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486626948	XXXX	XXXX	XXXX	3
[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to inform of having insurance check and get a loss draft. As per comment dated XX/XX/XXXX borrower needed loss draft information and to confirm if insurance was paid. As per comment dated XX/XX/XXXX servicer provided consent and will make a payment online on XX/XX/XXXX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX new claim due to XXX damage and also received $X.XX. Borrower also confirmed that the repairs will be completed on the property. Servicer advised that needs check and adjusters report. Also will review documents to determine process. As per comment dated XX/XX/XXXX claim was received and confirmed that the adjuster report and check is missing. Servicer sent missing document letter to borrower. There are no other information if the damage is completed or not.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. Damages were reported.
							02/28/2025	03/12/2025
1486625781	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to request for the modification documents to be emailed. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626571	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX, On XX/XX/XXXX borrower called and discussed about the subject property was damaged due to XXX and insurance claim has been filed also wanted to know the status of the claim. On XX/XX/XXXX borrower called in regarding to discuss on payment increase. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates that subject property had damage due to XXX and borrower has been filed a claim. However as per latest comment indicates that there was no evidence of 100% repairs inspection completed on the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625427	XXXX	XXXX	XXXX	3
[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in regarding letters stating insurance policy will not be accepted in their name and address is incorrect. Servicer advised letter was probably sent in error as authorized third party is the successor in interest. However, servicer advised authorized third party to contact insurance company to get address property corrected. On XX/XX/XXXX authorized third party called in to schedule a payment and inquire about received letter. Servicer advised authorized third party to speak with tax team. On XX/XX/XXXX authorized third party called in to find out where to send the check and servicer advised to call back on XX/XX/XXXX to speak with loss draft team. On XX/XX/XXXX authorized third party called in to inquire about escrow shortage and servicer advised accurate information can be provided after new escrow analysis is performed by end of XXX. Authorized third party asked when will the loan for XXX repairs that was added on taxes in XXXX will be paid and servicer advised to call the tax office. A new insurance claim was filed due to XXX and insurance check was in amount of $X.XX. Date of loss is mentioned as XX/XXXX. Servicer advised about the processes, timeframes and confirmed intentions to repair. On XX/XX/XXXX authorized third party called in to make a payment in amount of $X.XX. Authorized third party wanted to follow up on insurance claim check and servicer advised about monitored and stamp & go process. Servicer provided estimated timelines for documents to be uploaded, processed and returned. On XX/XX/XXXX authorized third party called in to make a payment in amount of $X.XX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX authorized third party called in to find out where to send the check and servicer advised to call back on XX/XX/XXXX to speak with loss draft team. Comment dated XX/XX/XXXX indicates new insurance claim was filed due to XXX and insurance check was in amount of $X.XX. Date of loss is mentioned as XX/XXXX. Servicer advised about the processes, timeframes and confirmed intentions to repair. On XX/XX/XXXX authorized third party called servicer to follow up on insurance claim check and servicer advised about monitored and stamp & go process. Servicer provided estimated timelines for documents to be uploaded, processed and returned. Comment dated XX/XX/XXXX indicates servicer planned to endorse the loss draft check and send it to the borrower. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/14/2025
1486625935	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625818	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called about the insurance refund and total amount due. On XX/XX/XXXX borrower called and informed updated their insurance and will be sending insurance refund of when we paid out and also resending declaration page. There was no additional contact, and the loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486626822	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to inform me that they will not be able to make payment until XX/XX. On XX/XX/XXXX borrower called to inform payment will be made on XX/XX and discussed regarding the account.  There was no contact after XX/XX/XXXX and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486625973	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	01/27/2024
1486627252	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486625666	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and said borrower did not have money for the recast and wanted to task with agent from XXX department. Advised to borrower that agent reach out to XXX department and informed the ream will be reach out to them within 72 hours. On same day borrower advised have money to recast. On XX/XX/XXXX borrower called in as wanted to talk to an agent of XXX team. Agent assisted the borrower and advised what are the next step to grant the recast. Borrower again asks to talk to the XXX team member advised to borrower XXX team member will also refer the comment gave the same status. Borrower understood. On XX/XX/XXXX borrower called in and inquired about status of the recast. Advised to borrower title is being pulled. Borrower wanted to talk to XXX team, advised team is not available in the office and provided the borrower hours of XXX team. On XX/XX/XXXX borrower called in to check status of recast. Advised to borrower what was needed for recast has been emailed. Advised to borrower can make a payment via phone and permission has been given to take a large payment for recast in the amount of $X.XX towards the principal and $X.XX for recast fee. On XX/XX/XXXX borrower called in to check on recast process. Advised to borrower everything has been received on working on recast process. Borrower requested to talk to supervisor. Call has been transferred to team leader. Same day team leader call to borrower regarding the recast. Team leader advised we received everything and working on recast documents sending to the borrower. Also, document will be getting out within couple of weeks. Advised at that time borrower will need to sign and notarize and send back the documents to servicer then the account will be modified. On XX/XX/XXXX servicer called to borrower and borrower advised that no one told borrower that borrower need to sign anything and does not think document have been sent via regular mail and would like to talk to the supervisor because processing time is too long. Advised to borrower recast should be completed by XX/XX/XXXX. Advised to borrower servicer is waiting for insurance to include borrower and borrower husband name. Also, insurance agent advised that will be providing the information once the policy has been updated. Borrower also stated that borrower husband sent a letter for authorization. On XX/XX/XXXX borrower called in and wanted to speak with supervisor to whom borrower spoken to previously. Call transferred to supervisor. Borrower advised trust is setup under borrower daughter name and borrower name is on the trust. There were no additional contacts and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment dated XX/XX/XXXX there is vesting title issue on the account. Trust document not reflecting under borrower name and if the property is recorded under trust it needs to be under the borrower's name. No evidence of title claim filed.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/05/2025
1486625857	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to follow up on the current escrow shortage amount, Escrow balance and what can be done to reduce the mortgage payments. On XX/XX/XXXX Borrower called to payoff the escrow shortage to lower the payment amount. Borrower will think about it and let us know. Borrower also requested payoff quote for 30 days to be emailed. On XX/XX/XXXX borrower called and wanted to have the escrow to removed from the account but does not want to send written request. Borrower made payment for the XXX and paid the corporate advance fees. On XX/XX/XXXX borrower is staying in the home and intent to keep the home. Borrower not wanted the information of HUD. Servicer informed and gave the total amount due in amount of $X.XX. Borrower informed the reason for delinquency as sick. Borrower also informed as not going to pay the late fee since borrower called to process the payment. Borrower checked in XXX and did not find any payment. Borrower stated need to be class action lawsuit against XXX due to automated system not capturing the payment and now had a late fee. Borrower send an email to XXX group and would like to process the payment now in the amount of $X.XX has been debited on or after XX/XX/XXXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625704	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX agent called borrower about account information, advised following up to advise of new payment address. Borrower stated they got due to bill pay through the bank. On XX/XX/XXXX borrower called about the total amount due. On XX/XX/XXXX borrower called and stated payment address was printed wrong. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625859	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	09/21/2023
1486626532	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX .On XX/XX/XXXX,borrower line was transferred to the supervisor  and requested a copy of the loan history and documents showing about the due prior to the loan modification. On XX/XX/XXXX borrower called in to check why the payment went up and inquire about the biweekly payments .On XX/XX/XXXX servicer called borrower  and borrower scheduled a payment on the account. There was no additional contact and the loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486626775	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX, servicer called borrower called in to make the payment on the account and mentioned that she has some car repairs  On XX/XX/XXXX borrower called in to check about the payment which was bounced and wanted to reprocess the payment and was advised to make another payment on the account. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625950	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, SII made payment and servicer advised of lender placed insurance and SII discussed paying off property soon.  On XX/XX/XXXX, SII called in and stated that they did not request for a payoff letter to which servicer advised to disregard it. On XX/XX/XXXX, SII called and went over escrow analysis statement and escrow shortage. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	12/13/2024
1486626713	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX .On XX/XX/XXXX, borrower called in to make the payment on the account. On XX/XX/XXXX borrower called in to check about the escrow amount increased and was advised due to the taxes amount increased borrower processed the payment. On XX/XX/XXXX  borrower called to make the payment .On  XX/XX/XXXX called to set up the payment for $X.XX. On XX/XX/XXXX borrower called in to  make the payment $X.XX.On XX/XX/XXXX  borrower called in to check about the escrow shortage and taxes increased. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX(XXX) with disaster declared on XX/XX/XXXX. No Damages were reported.
							02/28/2025	03/06/2025
1486625815	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to made the payment in the amount of $X.XX and having online portal issues. Lander placed insurance discussed. On XX/XX/XXXX servicer called to borrower and borrower confirmed does not wanted to be contacted at through pre-recorded messages for information related to their account. Also, borrower made his payment. On XX/XX/XXXX servicer called the borrower and advised of lender placed insurance and payment has been made in the amount of $X.XX and will be debited on or after XX/XX/XXXX. There were no additional contacts and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/25/2025
1486625911	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On dated XX/XX/XXXX, customer stated will make XXX month today and discuss deferral balance payment change for XX/XXXX and discuss corporate advance and inspection fees. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625819	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called regarding the payment and servicer offer repayment plan, provided total amount due but borrower was not interested. Borrower needed to get a check signed from servicer to give to their insurance provider for fixing the property and representative transferred the call to claims department. On XX/XX/XXXX, borrower called to speak to loss draft and servicer offered repayment plan and loss mitigation. Representative transferred the call to loss draft.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX XXX and borrower reported damage in property and on XX/XX/XXXX borrower received a claim check.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625739	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No evidence of successful borrower contact found within review period.
							02/28/2025	09/05/2024
1486625603	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in and said that will make payment for XXX. on XX/XX and borrower not working anymore. On comment dated XX/XX/XXXX borrower called in to see why received NOD letter, servicer advised that it crossed in the mail because made the payment on XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in to confirm account is current and pending payments clears from XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/27/2025
1486625896	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan has been current throughout the review period.
							02/28/2025	02/22/2025
1486625513	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to set up automated clearing house and to withdraw. As per comment dated XX/XX/XXXX servicer informed that number is on auto dialer as borrower account is set up for automatic clearing house. As per comment dated XX/XX/XXXX borrower called in to update the bank information on the account. Servicer advised borrower to call is on the XX or XX to make a payment on the account since the bank information has been updated and did not get chance to offer homeowner insurance. As per comment dated XX/XX/XXXX borrower called in to update the banking information for automated clearing house and for XXX. Borrower informed that account got hacked as the scheduled payment on XX/XX/XXXX for $X.XX offered homeowner insurance referral was declined. As per comment dated XX/XX/XXXX borrower called to inform funds were reversed and money put back into account. Servicer reviewed account which shows previous payments stooped and the suggested to check the bank to lift stop payment. Borrower scheduled payment if funds do not come. As per comment dated XX/XX/XXXX borrower called in that a stop payment was placed and now it has been removed and asked to draft for XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer advised payments on XX/XX/XXXX shows payment made for XXX. Borrower informed funds are shown taken and put back in bank account. Servicer informed borrower to bank for more possible information as payment shows still good on end. As per comment dated XX/XX/XXXX borrower wanted to make a debit card payment and spoc sent the link by text. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/27/2025
1486626927	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the co-borrower called in regarding disclosure and declined payment by phone plans to pay with grace period. On XX/XX/XXXX, the co-borrower called in and took payment in the amount of $X.XX. On XX/XX/XXXX, the borrower called in to make payment towards XXX in the amount of $X.XX. On XX/XX/XXXX, co-borrower called in to get an payoff good through date XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to see the next steps for loan payoff. On XX/XX/XXXX, borrower called in to confirm why loss draft payment has not posted as payoff. On XX/XX/XXXX, the borrower called in and wanted to know why loan is not paid off however borrower paid the amount for payoff action. On XX/XX/XXXX, borrower called in about payoff. On XX/XX/XXXX, borrower called in about payoff. On XX/XX/XXXX, borrower was upset that borrower can payoff the loan. On XX/XX/XXXX, co-borrower called in and payoff is in process. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the property was damaged on XX/XX/XXXX. On XX/XX/XXXX, loss draft check in the amount of $X.XX reported. No information was available for 100% repair completion.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625637	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called and advised payment due for XX/XX/XXXX, and borrower said will make payment on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486626183	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX called from ATP to get information about starting with the origination date  maturity date  Interest rate  principal balance etc, on XX/XX/XXXX spoke with ATP cannot pay TAD  advised prop has been referred to FC  unable to approve of LM options and will need to reinstate due to FC  provided FC attorney name and number, and on XX/XX/XXXX borrower stated Nation star could not verify the name of the loan, on XX/XX/XXXX called from borrower regarding Modification, servicer advised, no active mod in process also advised of the sale date less than XX days away on XX/XX/XXXX, and on XX/XX/XXXX called from A3P needing to know the reinstatement amount and servicer advised the home is sold will need to contact foreclosure attorney. On XX/XX/XXXX inbound call from A3p states she requested a payoff XX/XX, advised payoff was received but the property was sold in a FCL sale back in XXX, on XX/XX/XXXX inbound call from ATP wanted discuss file status per custom client file transferred to custom deptarment. On XX/XX/XXXX inbound call from ATP, that the bidder defaulted on sale and wants to know what can be done to save the property, advised to contact the foreclosure attorney as we do not handle REO properties, on XX/XX/XXXX requesting billing stmt advised can view online borrower requested be emailed. And on XX/XX/XXXX inbound call from ATP can't access online portal, adivsed to use  middle name with last name to link the loan. Borrower was able to login.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486627124	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called regarding statement showing $X.XX due as the payment was posted in error and will due on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower discussed about the claim and repairs. Borrower is not repairing XXX and wants to use the claim funds to repair XXX. The repairs has not started as the claim is so old the insurance company cannot provide a letter. As per comment dated XX/XX/XXXX insurance company approved the request with conditions and are asking for a letter from the borrower that states the homeowners are aware the funds were originally intended as part of repairs. As per comment dated XX/XX/XXXX borrower questioned to know when the balance of the $X.XX will be released as its had been XX years so that the repairs can be made. Borrower had already submitted estimates for repair and need the funds to get the contractor to begin the work. There are no other comments that indicates damages has been repaired or not.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486627086	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX borrower called in as wanted to know if we got the payment for XX/XXXX agent advised to borrower that servicer not received the payment. Advised to borrower to make the XX/XXXX payment and gave that check to servicer. Borrower stated that borrower is going to call the bank and do a stop payment and call back to make the payment on the account. On XX/XX/XXXX borrower called in let us servicer know that borrower will be calling in on XX/XX/XXXX to make the payment for XX/XX/XXXX. On XX/XX/XXXX borrower called in due to a letter received about the autopay cancellation when borrower was never had it in autopay. On XX/XX/XXXX borrower called in and stated that just made the payment, received tax payment and requested receipt of payment. Advised to borrower it will show on billing statement and transaction history. There was no further contact with the borrower and account is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625798	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX call from borrower because the payment borrower made on XX/XX/XXXX is being returned and he wanted to resubmit. Processed payment IAO $X.XX with $X.XX to UF for fees. Provided HUD number. And on XX/XX/XXXX borrower called regarding to set up payment in the amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486627215	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the authorized third party called in to make the payment on the discharged bankruptcy account. On XX/XX/XXXX, the authorized third party called in check on the fraud and was advised the fax number to add pass-code on the account. On XX/XX/XXXX, the authorized third party was called about the XX/XXXX and XX/XXXX payment and a payment of $X.XX was processed on the account. On XX/XX/XXXX, the authorized third party called in to make the payment of $X.XX on the discharged bankruptcy account. On XX/XX/XXXX, the authorized third party called in to make a payment on the account. On XX/XX/XXXX, the authorized third party called in to make a payment of $X.XX on the account. On XX/XX/XXXX, the authorized third party was called and a payment was processed in the amount of $X.XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486627416	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX this property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX. No Damages were reported. There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486625805	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in regarding received notice and wanted to know the status of the account. Informed to the borrower total amount due and account status is current. On XX/XX/XXXX Borrower calling to know the reason for payment increase. Explained its due to adjusted rate mortgage and informed total amount du e on the account. On XX/XX/XXXX Borrower called in to request for a payoff good through 30 days provided amount over the phone and sent it via email. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626239	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in regarding to schedule payment in the amount of $X.XX draft for XX/XX/XXXX and provide confirmation number for the same. On XX/XX/XXXX Borrower called into make payment in the amount of $X.XX paid by phone. On XX/XX/XXXX borrower called in to make payment in the amount of $X.XX. On XX/XX/XXXX Borrower called in and ask assistance for schedule payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX regular payment schedule call from the borrower. On XX/XX/XXXX borrower called in to speak with the loss draft department to get status of claim for the loss draft due to XXX. On XX/XX/XXXX Borrower called in to know the status of claim check. Advise borrower to follow upon XXX for any updates and to check his claims portal as well. On XX/XX/XXXX Borrower called in regarding check. spoke with the borrower regarding the claim. Borrower wanting to know about the check and when it is going to be mailed out. Advised that the check is being uploaded as soon as possible and be processed through as soon as possible. On XX/XX/XXXX borrower called in regarding draw. Advised claim check number in the amount of $X.XX to the borrower and process. On XX/XX/XXXX Borrower call in to know the status of claim check. Advised mailed out. Borrower called in to geta status on checks being mailed back for repairs. Advised borrower the check was mailed on XX/XX in the amount of $X.XX sent out via regular mailing address. On XX/XX/XXXX Borrower called in to make payment and made payment in the amount of $X.XX and provide reference number. On XX/XX/XXXX Borrower called in regarding the claim checks been received review file and inform both checks in the amount of $X.XX and $X.XX has been uploaded to the file. On XX/XX/XXXX Borrower called in regarding first check reissued. Advised processing time frame for the monitored process and the mailing timeframe is 8 to 10 Business days. On XX/XX/XXXX Borrower called in regular status of the claim check. Advised check back to the borrower for endorsement. Borrower advised the $X.XX check was stopped pay and reissue included in the check in the amount of $X.XX.  advised need insurance company letter indicating the check was voided. On XX/XX/XXXX borrower called in to know the status of draw. Advised we have check and account receipt and signed check page for first disbursement. Advised it will take 8 to 10business days for processing. Advised we will need inspection report and work order letter. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX borrower called in to know the status of check. Advise funds hits restricted escrow. advised that the draw request was submitted today XX/XX/XXXX. Also advised we will use the mailing label on file. On XX/XX/XXXX Borrower called in to schedule monthly payment and schedule payment in the amount of$X.XX for XX/XX/XXXX. On XX/XX/XXXX Borrower called in to schedule payment and schedule payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make payment in the amount tof $X.XX for XX/XX/XXXX. On XX/XX/XXXX Borrower called in to know the status of inspection. Borrower advised that the is not ready for the inspection last time we ordered an inspection also advised the inspector called them when their phone is out of service. Advised we ordered an inspection on XX/XX. Advised we need work order letter.  On XX/XX/XXXX Borrower called in to know the status of inspection. Advised inspection report came in at 90%. Advised it will take 8to 10 business days for processing. Borrower called in about status of check advised that we just received the inspection report on XX/XX/XXXX. borrower advised that the inspector will short the report and they advised that the work on their property is 100% done also advised that they can send us photos of the work done on their property and the processor will review it to determine. On XX/XXXX Borrower called in requested payoff quote to be done and emailed to. On XX/XX/XXXX borrower called to know the status of claim check. Advised 95%+ inspection completed and loss draft check $X.XX sent out. On XX/XX/XXXX borrower called in status of check. advised we Requested the final draw in the amount of $X.XX payable to the homeowner alone on XX/XX/XXXX and we are still in the processing timeframes of 8 to 10 business days also borrower scheduled payment for XX/XX/XXXX including late charge. On XX/XX/XXXX borrower called in to know the status of check. Advised sent email to team leads for the check pulled out and mail it. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower called in to know the process of claim endorse process for check received in the amount of $X.XX for loss draft due to XXX and XXX on XX/XX/XXXX. On XX/XX/XXXX Borrower called to know the status claim check. Advised to the borrower to follow up on XXX for any updates and to check their claims portal as well. On XX/XX/XXXX Borrower called in regarding check. spoke with the borrower regarding the claim. Borrower wanting to know about the check and when it is going to be mailed out. Advised that the check is being uploaded as soon as possible and be processed through as soon as possible. On XX/XX/XXXX borrower called in regarding draw. Advised claim check number in the amount of $X.XX to the borrower and process. On XX/XX/XXXX Borrower call in to know the status of claim check. Advised mailed out. Borrower called in to geta status on checks being mailed back for repairs. Advised borrower the check was mailed on XX/XX in the amount of $X.XX sent out via regular mailing address. On XX/XX/XXXX Borrower called in regarding the claim checks been received review file and inform both checks in the amount of $X.XX and $X.XX has been uploaded to the file. On XX/XX/XXXX Borrower called in regarding first check reissued. Advised processing time frame for the monitored process and the mailing timeframe is 8 to 10 Business days. On XX/XX/XXXX Borrower called in regular status of the claim check. Advised check back to the borrower for endorsement. Borrower advised the $X.XX check was stopped pay and reissue included in the check in the amount of $X.XX.  advised need insurance company letter indicating the check was voided. On XX/XX/XXXX borrower called in to know the status of draw. Advised we have check and account receipt and signed check page for first disbursement. Advised it will take 8 to 10business days for processing. Advised we will need inspection report and work order letter. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX borrower called in to know the status of check. Advise funds hits restricted escrow. advised that the draw request was submitted today XX/XX/XXXX. Also advised we will use the mailing label on file. On XX/XX/XXXX Borrower called in to know the status of inspection. Borrower advised that the is not ready for the inspection last time we ordered an inspection also advised the inspector called them when their phone is out of service. Advised we ordered an inspection on XX/XX. Advised we need work order letter.  On XX/XX/XXXX Borrower called in to know the status of inspection. Advised inspection report came in at 90%. Advised it will take 8to 10 business days for processing. Borrower called in about status of check advised that we just received the inspection report on XX/XX/XXXX. borrower advised that the inspector would short the report, and they advised t
							02/28/2025	03/11/2025
1486627092	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX Authorized 3rd party called in stating they received damage from the XXX. Needed information for lend. On XX/XX/XXXX Authorized 3rd party called to be advised to process, Borrower asked how XXX needs to be paid first. Advised cp missing from the file. Borrower advised that the are having are built of true cell and have not consulted with contractor to do repair. But XXX waiting for repair and Insurance company included XXX payment in the $X.XX. Advised borrower to provide contract insurance from XXX cosigned by borrower. Advised borrower initial is typical $X.XX and if the remaining amount after XXX is paid out of initial draw is not enough funds to be released and why. On XX/XX/XXXX Authorized 3rd party called to check status of claim. Advised that we need signed contractors' proposal to process claim. On XX/XX/XXXX Authorized 3rd party called requested; Borrower wanted to know why we released info about account to a third party that called last week the day XX/XX. Borrower said the XXX is now aware of how much. I did apologize for the issue and advised that I can leave notes on the account so management & agents are aware of this issue, and they can be more careful next time. Borrower also wanted to know if the was XXX be mailed out soon advised we have the from the contractor for $X.XX. So, we can try to get approval on a check for the amount and for that we are time frame XX/XX, but we also need signed for the other repairs on the property. Authorized 3rd party wanted a status update on the account. I did see the borrower was scanned in on the XX/XX and is in the XXX. Advised we are waiting for XXX to be updated the borrower is stating that they do not want to be email. They do not check. On XX/XX/XXXX Authorized 3rd party called for additional information regarding email received from processor. Advised that there was page from XXX with the heading of emergency work that was blank and had no signature. Also, the listed what would be repaired but didn't have list do would need estimate or invoice for listing cost of repair. On XX/XX/XXXX. Authorized 3rd party called regarding the claim status and a follow -up letter sent on XX/XX. I explained that were waiting for an update on when the contractor will be being repairs to schedule an inspection. Borrower stated that borrower will inform the contractor. I also advised that a WOL and inspection report will be required once the repair are completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated on XX/XX/XXXX. Property damage found due to XXX and date of loss is XX/XX/XXXX, check was received repair not stated yet. There is no evidence 100% repair was completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625992	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX servicer called to borrower in regard to payment due for XX/XXXX. Borrower stated borrower will make payment at the end of the month. Agent offered to schedule the payment but declined it. Agent tried to verify the contact information but stated did not have the time. There was no further contact with the borrower and account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486626112	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/07/2025
1486626082	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called to make payments and a 7-day rule was also provided. On XX/XX/XXXX the authorized third party called with regards to a warning letter received , was advised that the notice was due to the payment not being received, a RNW request was sent in writing . There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486627087	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and borrower scheduled payments for XXX to XXX. On XX/XX/XXXX borrower called in to make a claim and servicer transferred the call to lender placed claims team. On XX/XX/XXXX borrower called in to verify status of check and servicer advised draw in amount of $X.XX was requested. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates disaster damage review was done and damage was identified. On XX/XX/XXXX borrower called in to make a claim and servicer transferred the call to lender placed claims team. As per comment dated XX/XX/XXXX claim documents were received, and new claim was created. Comment also indicates check in amount of $X.XX was deposited. Comment dated XX/XX/XXXX indicates loss type as XXX and date of loss mentioned as XX/XX/XXXX. On XX/XX/XXXX stamp & go draw payable to borrower in amount of $X.XX was requested. On XX/XX/XXXX borrower called in to verify status of check and servicer advised draw in amount of $X.XX was requested. Comments dated XX/XX/XXXX indicate loss draft check in amount of $X.XX was sent and no inspection was required. On XX/XX/XXXX adjuster's report and check in amount of $X.XX was mailed to the borrower. There is no evidence of repairs completed, or 100% inspection done.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX. Property damage identified.
							02/28/2025	03/10/2025
1486627207	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower was called to process a payment in the amount of $X.XX. The borrower was advised about the escrow analysis and the payment change effective XXX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486627101	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make payment. Payment took. Borrower stated will be going cancer surgery and waiting deferment for a few months. Advised to go online for mortgage assistance and submit application.  On XX/XX/XXXX borrower called in requested to speak with loss mitigation. Agent stated need to transferred the call. On XX/XX/XXXX Workout denial comment mentioned. On XX/XX/XXXX borrower was called out regarding payment. Borrower stated does not have the completed funds to make the payment. Borrower will call back to request a modification or deferment. Borrower also stated one of family member had surgery. Same day borrower called in inquired about late payment. Agent offered to apply for deferment on XXX website. On XX/XX/XXXX borrower called in to discuss option of deferment. Borrower trying to find worked to be able to keep up with payment. Borrower one does not work, is self-employed. On XX/XX/XXXX borrower called in stated not able to reinstate at this time the borrower information was taken through calm and was a possible candidate for modification, borrower did not want a modification because the payment was too high. Repayment plan is possible go will need to speak with third party and call back. Borrower mentioned previous representative stated could possible to qualify for a defer. Borrower was advised we did not offer. Logged a complaint. On XX/XX/XXXX borrower called to see how long would need to get the payment. Advised reinstatement amount good through XX/XX/XXXX. Borrower stated requesting funds from 401k. Not sure how long funds would take. Advised workout options. Borrower stated their hardship is still continuing and they are not ready to commit to repayment plan or workout option but would like to bring loan current. On XX/XX/XXXX borrower called in to make a partial payment and make rest at the end of the week. Agent advised we do not accept partial payment and can make the full payment at the end of week. Borrower hung up. Same day borrower called back wanted to know if can make online payment. Agent advises due to delinquency it would have to be over the phone. Offered postdate payment but borrower declined. On XX/XX/XXXX borrower called stated received a call and wanted to know why that call was attempted. Advised not seeing any notation on the account. Comment dated XX/XX/XXXX indicated borrower called in to get help to sign in to the portal online. Agent raised an IT ticket, borrower was worried due to needs to know the account number for the XXX payment agent confirmed the account register. Also confirmed account is current and the next payment will be on XX/XX/XXXX.  On XX/XX/XXXX borrower called in to get the fax number and mailing address to send death certificate. Provided information and address. On XX/XX/XXXX borrower called in wanted to print statement outcome help borrower to view statement.  On XX/XX/XXXX borrower called in to make sure had all the paperwork to assume the loan. Since borrower one is passed away in XXX. Comment dated XX/XX/XXXX indicated borrower called in stated cannot pay at the website. Trouble shot reset the pay screen is blank and open IT ticket want to put name on the loan only. Ran successor in interest. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486626048	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Occupancy - Vacant

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and advised of new claim due to XXX damage and with insurance company and stated repairs will be made. Date of loss was XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX borrower called in regarding if we received the check. Advised check was received on XX/XX/XXXX and to allow 8-10 business days for check to be release. On XX/XX/XXXX borrower called in to verify the status of check. Informed check had been mailed on XX or XX to borrower. There were no additional contacts and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower called in and advised of new claim due to XXX damage and with insurance company and stated repairs will be made. Date of loss was XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX borrower called in regarding if we received the check. Advised check was received on XX/XX/XXXX and to allow 8-10 business days for check to be release. On XX/XX/XXXX borrower called in to verify the status of check. Informed check had been mailed on XX or XX to borrower. No evidence of repair started, or 100% repair inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486626226	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX servicer called borrower to discuss the account borrower stated will try to make another payment in XXX. On XX/XX/XXXX servicer called borrower to discuss the account borrower schedule payment. On XX/XX/XXXX Servicer called borrower to advise borrower of repayment plan and advised borrower to submit hardship through online portal. On XX/XX/XXXX borrower called in verify call alerts previous payment returned and discussed loss mitigation options-declined modification due to changes in terms. On XX/XX/XXXX servicer called borrower to discuss plan and payment to pay the plan with late fees for $X.XX lower payment per request to $X.XX. On XX/XX/XXXX borrower called in to check if servicer has correct account information to process the payment. On XX/XX/XXXX Borrower called in to make payment for $X.XX. On XX/XX/XXXX borrower called in to let servicer know that stated was declared as national disaster due to XXX and wanted to know if we have any type of knowledge or assistance is available. On XX/XX/XXXX Servicer called borrower to discuss the account borrower scheduled payment for $X.XX on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625665	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX, borrower called in to check about as received the bill for the insurance as not paid by mortgage company line transferred to insurance department for assistance  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625758	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	03/13/2025
1486625709	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower informed made final bankruptcy payment and need servicer to provide paperwork so it can be discharged. Borrower asked what letter would send bankruptcy trustee. Informed needs to get with trustee the trustee quit 2 weeks ago. There was no additional contact, and the loan is in bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625464	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire about insurance. Advised insurance is active and provided insurance carrier name. Call transferred to insurance department. Borrower advised a new claim due to XXX damages. Date of loss XX/XX/XXXX. Check was received in the amount $X.XX. Advised to send adjusted report from the insurance company. On XX/XX/XXXX borrower called in scheduled a payment effective today. Also stated will be able to call in the balance by XX. On XX/XX/XXXX borrower was called out courtesy call as borrower is past due for XX/XXXX. Borrower said will make an online payment on XX/XX/XXXX. On XX/XX/XXXX borrower called and made a payment.  On XX/XX/XXXX Borrower was called out for payment. Borrower has made payment already. On XX/XX/XXXX borrower called in for follow up on insurance claim. Call transferred. Representative advised need claim check. Advised in XXX that received a claim check that needed to endorse. Advised claim check not received. Advised to contact carrier regarding claim status. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower called in to inquire about insurance. Advised insurance is active and provided insurance carrier name. Call transferred to insurance department. Borrower advised a new claim due to XXX damages. Date of loss XX/XX/XXXX. Check was received in the amount $X.XX. Advised to send adjusted report from the insurance company. On XX/XX/XXXX borrower called in for follow up on insurance claim. Call transferred. Representative advised need claim check. Advised in XXX that received a claim check that needed to endorse. Advised claim check not received. Advised to contact carrier regarding claim status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/08/2025
1486625889	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/11/2025
1486626007	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Agent called in borrower to discussed the account and made payment. On XX/XX/XXXX, Agent spoke with borrower and scheduled payment for XX/XX/XXXX. On XX/XX/XXXX, Agent spoke with borrower regarding total amount due and agent advised that your payment in the amount of $X.XX has been successfully submitted and will be debit on or after XX/XX/XXXX and provided tracking number. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625959	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	02/22/2025
1486625848	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX servicer called to borrower and borrower refused to verified account information. Servicer wanted to make sure that the issues with the payment posted for that account. On XX/XX/XXXX borrower called in to check why payment increased and why borrower was not notified. Advised to borrower there was escrow analysis completed and mailed to borrower on XX/XX/XXXX which shows there was an increase in the taxes and insurance on top of shortage. Borrower asked if there was any way to lower the payment. Advised to borrower that borrower can look into getting new insurance that has a better premium or borrower can make the payment towards the shortage directly and get a new escrow analysis completed. On XX/XX/XXXX borrower called in and setup payment for XX/XX/XXXX. Advised to borrower you authorized third party to make a one-time autopay payment and the debit will occur on or after XX/XX/XXXX. Servicer asked if borrower is giving consent of authorization to third party. On XX/XX/XXXX servicer called to borrower to make a payment. Advised to borrower that payment has been successfully submitted and will be debited on or after XX/XX/XXXX. Also, borrower declined the auto pay form. On XX/XX/XXXX servicer called to borrower and discussed account. Borrower confirmed will make the payment on web portal before grace period ends and declined to setup on phone. There was no further contact with the borrower and account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625997	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX Borrower called to make payment in the amount of $X.XX has been successfully submitted and will debit on or after XX/XX/XXXX, on XX/XX/XXXX borrower inquiring on letter advising on ways to avoid FC, servicer advised it was a general notice that is sent out to all borrowers, on XX/XX/XXXX inbound from borrower wanted to verify mortgage amount, on XX/XX/XXXX called to make payment but wanted the payment to be honor of less than the $X.XX monthly payment that other agent had advised borrower of, servicer advised do not see any payment arrangement and that , borrower then agreed to make payment using suspends funds, on XX/XX/XXXX borrower called due to call borrower could not take previously and make the payment. On XX/XX/XXXX, borrower called in about making a change to the monthly payment as borrower stated that it is too high still, escrow shortage was spread over XX months borrower is asking that it be spread overt he full XX months in order to bring the payment down a task was created to do so, on XX/XX/XXXX called to the borrower advised current month due and borrower requested to schedule payment however call disconnected while reading payment disclosure. on XX/XX/XXXX called to the borrower and advised Your payment, in the amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX, on XX/XX/XXXX borrower called in to cancel payment scheduled for XXX, and on XX/XX/XXXX borrower called in to have ubaf sent advised how to pull it up on line, also borrower stated can make payment for XXX by eom advised that will be fine will a have a late fee but will report on time to credit XXX. on XX/XX/XXXX called to the borrower and advised Your payment, in the amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX, on XX/XX/XXXX call from borrower and stated was in the hospital, and borrower missed XX weeks if pay and we agreed to take her payment late with no late fee, seems that the account is current at this time. On XX/XX/XXXX call from borrower and advised Your payment, in the amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX,  on XX/XX/XXXX,  advised tad is $X.XX,advised of late fee $X.XX and Your payment, in the amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX,  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486626761	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and advice of new claim due to XXX damage on property also provided the dol date as XX/XX/XXXX also servicer advice that the claim check for the $X.XX was sent to another party and borrower confirmed that the repairs will be completed on the property. servicer advice as will review the documents to determine the process and advice the processing time to borrower. On XX/XX/XXXX borrower called in to take the update on claim servicer advice the claim check was mailed on XX/XX/XXXX and it will take 8 to 10 business days to received. On XX/XX/XXXX borrower called in to get the information on missing letter servicer advice the check of $X.XX was sent through regular mail and advice as it will take 6 to 8 business days also requesting the check in the amount of $X.XX for stamp and go endorsement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX indicates property was damage due to XXX and borrower field the claim for the $X.XX also the borrower confirms the repairs was not completed on property and no evidence of 100% inspection was completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625891	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/03/2025
1486625996	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer spoke with authorized third party and put in verbal task to have full payment history and modification agreement emailed. On dated XX/XX/XXXX, authorized third party called to follow up documents requested on XX/XX/XXXX. On dated XX/XX/XXXX, servicer spoke with authorized third party for XXX and advised payoff was faxed on XX/XX/XXXX. On dated date authorized third party called regarding pay history XX months and loan modification agreement. There was no additional contact, and the loan is in performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625500	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in about getting paperwork for their assumable loan. Agent let borrower know that servicer does not do assumable loans and borrower stated it is XXX it is assumable. Borrower wants a manager and is threatening to get the XXX to involved. On XX/XX/XXXX, Borrower called in regarding on loan assumption and agent advised that they do not offer. On XX/XX/XXXX, Agent spoke to borrower advised on loan assumption package is being mailed out soon. On XX/XX/XXXX, Borrower called in regarding loan assumption and advised a package should be mailed borrower soon. On XX/XX/XXXX, Borrower called in regarding assumption and agent advised the XXX will be filing an official complaint and forwarding to banking department. On XX/XX/XXXX, Agent called borrower to give an update on assumption application and checklist . On XX/XX/XXXX, Borrower called in to real estate owned but they were unavailable but can send a message and borrower agreed stated they did not receive the assumption paperwork for buyer to sign. Agent advised seeing a special loans request opened with completion date of XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to request to know what they needed to do with the check and they will be receiving from homeowner insurance for damages that are going to fixed. On XX/XX/XXXX, Borrower called in regarding claim status. Agent advised that documents on the file  and requested initial draw of $X.XX payable to borrower and agent informed to use ups label on the file for mailing. On XX/XX/XXXX, Agent called borrower to informed that the assumption fee is $X.XX and the mailing address for the location has been provide. Borrower stated they will send payment with in the next few days. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates property damage due to XXX and insurance claim was filled. Comment dated XX/XX/XXXX Reviewed claim , confirmed adjuster report claim check and documents letter is missing. Comment dated XX/XX/XXXX indicated borrower called in regarding claim status. Agent advised that documents on the file  and requested initial draw of $X.XX payable to borrower and agent informed to use ups label on the file for mailing. There is no evidence of 100% inspection or repair compeleted.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster declared area. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster declared area.
							02/28/2025	02/28/2025
1486625792	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX borrower called in to make a payment. Advised to borrower that payment has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX servicer called to borrower and borrower make the payment. Advised to borrower payment has been successfully submitted and will be debited on or after XX/XX/XXXX.  Borrower also requested a call back to make payment towards principal. On XX/XX/XXXX servicer called to borrower and borrower made XXX payment over the phone. Advised to borrower that payment has been successfully submitted and will be debited on or after XX/XX/XXXX. Borrower has fully caught up the payment. On XX/XX/XXXX borrower called in and made the payment. Advised to borrower that payment has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in and made the payment. Advised to borrower that payment has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in to make the payment including escrow of $X.XX and principal of $X.XX. Agent offered the autopay form to be mail. Advised to borrower that payment has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX servicer called to borrower and borrower has provided the consent to contact them through XXX to provide information related to borrower account. On XX/XX/XXXX borrower called in and requested for in-depth information of increase insurance. Call has been transferred to insurance department. On XX/XX/XXXX borrower called in and made payment for XX/XXXX. Advised to borrower payment has been successfully submitted and will be debited on or after XX/XX/XXXX. Also, informed that borrower about return payment. On XX/XX/XXXX borrower called in and made the payment. Advised to borrower payment has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in and make a payment of $X.XX towards the escrow. On XX/XX/XXXX borrower called in made payment for XX/XXXX. Advised to borrower payment has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in and made the payment. Advised to borrower payment has been successfully submitted and will be debited on or after XX/XX/XXXX. On XX/XX/XXXX borrower called in as wanted to go over escrow analysis. Agent went over the escrow analysis disclosures. On XX/XX/XXXX borrower called in and requested to make payment towards the principal in the amount of $X.XX. Agent ran the analysis for account to potentially read just figures as increase does not make sense to borrower. There was no further contact with the borrower and account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626330	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and inquire about Heloc, call was transferred to refinance department, agent advised borrower does not qualify. On XX/XX/XXXX borrower called and inquire where they can get information about equity form the home, agent advised the same. On XX/XX/XXXX borrower called to make payment in the amount of$X.XX, also inquire about the escrow shortage. On XX/XX/XXXX borrower called about the payment information. On XX/XX/XXXX borrower called to know if we received payment on XX/XXXX, agent advised payment has not posted as of yet and borrower wanted to let us know spouse passed away. On XX/XX/XXXX borrower called about payment and escrow shortage information. On XX/XX/XXXX borrower called and wants to check the status of a check that was sent last XXX. On XX/XX/XXXX borrower inquired about address for making payments, agent advised the same. On XX/XX/XXXX borrower called to make sure their account is up to date, agent advised the same and next payment is due for XX/XX/XXXX. On XX/XX/XXXX borrower 1 called to have borrower 2 name removed as borrower 2 is deceased. On XX/XX/XXXX borrower called to see if we got fax with death certificate, agent advised we did get on XX/XX/XXXX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626733	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called and stated payment will be receive on XX/XX, was also upset because insurance has not been paid and was advised insurance was paid on XX/XX/XXXX and a proof was asked to be sent on email. The insurance agent stated that there is a lapse in the payment and there was an issue with XXX, and the insurance was required to be paid again before it lapses. On XX/XX/XXXX borrower called because of a statement received stating borrower XXX and XXX payment, advised that XXX payment was made and only owns XXX payment, said that had a payment scheduled for XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding home equity loan was advised would have to contact different bank. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called to change the date on ACH to XX/XX. Borrower called again on XX/XX/XXXX to schedule a payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX the borrower called to confirm drafted payment date. On XX/XX/XXXX borrower called and wanted to change the scheduled draft payment that was set for XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated that was hospital and has a payment pending on XX but the billing was received showing double payment amount and wanted to know the account status. Was advised that double payment was sent as XXX payment was not received. The borrower called on XX/XX/XXXX to edit payment scheduled to draft on XX/XX/XXXX in the amount of $X.XX to draft on XX/XX/XXXX.  On XX/XX/XXXX the borrower called and informed that was out of the hospital and wanted have the payment changed from XX/XX/XXXX to XX/XX/XXXX and change the amount to $X.XX. Borrower called on XX/XX/XXXX and three payments were scheduled. On XX/XX/XXXX the borrower called to verify the date posted for the payment. On XX/XX/XXXX the borrower called and informed that was calling back after receiving an outbound called was advised it was a courtesy payment call. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486626222	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was called to inquired about the payment change. On XX/XX/XXXX the borrower called to make payments. On XX/XX/XXXX borrower called to check on the statement, was advised that the statement was outdated, statement was generated on XX/XX/XXXX and the paid bill was for XXX on XX/XX/XXXX hence the borrower owes only XX month payment. On XX/XX/XXXX the borrower called to set up a payment and stated that got a negative credit report for money, was advised to send it to the loan servicing. On XX/XX/XXXX the borrower called to set up a payment and payment was scheduled. On XX/XX/XXXX the borrower called to make payment. On XX/XX/XXXX the borrower called in to advise of a new claim being filed due to XXX damage. Borrower confirmed that the repairs will be completed on the property and was advised that the check and adjusters report will be required and will determine the further process after the documents were reviewed. On XX/XX/XXXX the borrower called and the call was transferred to the loss draft department. On XX/XX/XXXX the borrower called to make payment. On XX/XX/XXXX borrower called to make another payment. On XX/XX/XXXX the borrower called and a payment was scheduled and a payment was processed and was advised of the website. On XX/XX/XXXX the borrower called to schedule a payment drafting on XX/XX/XXXX, and was advised as it was a future payment a confirmation number cannot be provided. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX there was a damage identified on the property due to XXX with a date of loss of XX/XX/XXXX. There is no indication of the repair being completed and 100% inspection received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486625671	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486626482	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and advised of new claim due to XXX damage - date of loss XX/XX/XXXX. Also confirmed that repairs will be completed on the property, and they need check and adjusters report. Received claim check in the amount of $X.XX. On XX/XX/XXXX, Borrower called and stated that the insurance company may not cover some damages they said they would cover.  On XX/XX/XXXX, Servicer called to borrower for payment processed. Borrower set up payments for free in the amount of $X.XX dated XX/XX/XXXX and $X.XX dated XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and wanted to cancel the XX/XX payment. Servicer advised that payment was already processed and nothing they can do. Servicer requested to submit task XXX for payment made on XX/XX in the amount of $X.XX and request has been submitted. Borrower again call in about the payment on XX/XX in the amount of $X.XX wants to be refunded. Servicer advised to reach out to collection task XXX. It will allow 7-10 business days for processed. On XX/XX/XXXX, Borrower called in and confirmed if they have auto payment setup. Servicer advised that they are not setup for auto payment and requested to fill out auto payment form online and upload it on the web portal. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX There is XXX damage on the property on XX/XX/XXXX. Claim check was received in the amount of $X.XX. Borrower confirmed that repairs will be completed on the property. They need adjusters report. On XX/XX/XXXX, Servicer requesting fully endorsed claim check. On XX/XX/XXXX, Claim check in the amount of $X.XX was submitted for endorsement on XX/XX/XXXX.There is no evidence of repairs completed or 100% inspection done.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486626032	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in regarding they need a Spanish translator on the call and the payment is processed in the amount of $X.XX by XXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625867	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX inbound from borrower adv XXX pymnt will be on or before XX/XX/XXXX, on XX/XX/XXXX Borrower called regarding about questions about the monthly mortgage payment being decreased and also wanted for more information about the payment being notice, on XX/XX/XXXX Borrower  is requesting a corp adv fee breakdown to dispute to be sent to email william@tomasi.com, on XX/XX/XXXX called to the borrower regarding acct borrower will cb on XXX, on XX/XX/XXXX borrower called in to see when his last payment is advised it was in XXX. he stated he made a payment over the phone today and he stated he will make another payment to bring the account current and made a payment with the IVR system today but borrower didn't realize that no payment was made in XXX, borrower another payment with me for XXX, servicer advised him that he would be current as soon as this one goes through, on XX/XX/XXXX borrower calling  to state that he received his billing statement, wanted to know when he would have a late fee on his account. Servicer advised that he does not have a late fee it is corporate advance fees, provided the breakdown of the fees id offer the autopay options and he did want to enroll but he disconnected the call. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486626890	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and stated that they received a call saying that they have a lien on the home. Agent verified with the loss mitigation department that account is not in active foreclosure and verified borrower next payment. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486625822	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was called with regards to a welcome call, a payment was completed and was offered HUD but the borrower ignored the same. On XX/XX/XXXX the borrower called and stated that wanted to cover XX months of the escrow shortage and then wants to speak to insurance after call, was advised to send the declaration page and was confirmed that the payment in the amount of $X.XX has been successfully submitted and will debit on or after XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626015	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, servicer called borrower and borrower requested for late fees waiver and servicer mentioned that cannot guarantee of fees will be waived. As processed the XXX payment as directed. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625700	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	02/22/2025
1486625784	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	06/05/2024
1486625669	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make payment with provided confirmation. On dated XX/XX/XXXX Borrower called in to make payment. On XX/XX/XXXX Borrower called in and made payment $X.XX. On XX/XX/XXXX Borrower called in and made payment $X.XX. On XX/XX/XXXX, On XX/XX/XXXX, On XX/XX/XXXX Borrower called in for payment. On XX/XX/XXXX Borrower called in schedule payment for XX/XX/XXXX. The borrower called to make a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy chapter XX case # XXX has been dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626864	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, customer called in and advised of new claim due to XXX damage incurred on XX/XX/XXXX with claim#. Check was received in the amount of $X.XX & $X.XX. Customer confirmed repairs will be completed on the property. Advised need check and adjusters report. There was no additional contact, and the loan is in performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, customer called in and advised of new claim due to XXX damage incurred on XX/XX/XXXX with claim#. Check was received in the total amount of $X.XX. Customer confirmed repairs will be completed on the property. No comments found repairs are 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625753	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower is aware still owess for XXX payments and wants to know the latest borrowerr can mae payment before its reported late. Servicer stated XX/XX/XXXX foor the April payment and payment will make online. On dated XX/XX/XXXX, borrower stated made the payment over the weekend and wanted to confirm it would be processed. On dated XX/XX/XXXX, borrower called to get options on the account to get the loan on track. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486625535	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	02/14/2025
1486625856	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower regarding the pending mortgage payment and borrower informed they have already made the payment. On XX/XX/XXXX the borrower called regarding the general information on the account. Agent informed about the lender placed insurance. On XX/XX/XXXX servicer called the borrower regarding the pending payment and discussed the loss mitigation options. Also agent advised about the increase the escrow amount and period from which it is increasing i.e. XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486626119	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comment dated XX/XX/XXXX Borrower called in to check about the loss draft check  and was advised about the procedure and documents required for the loss draft insurance claim.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicate that there is a damage to the property due to XXX and the claim was filed  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486625722	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	02/24/2025
1486625760	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Servicer called and borrower was able to schedule the XXX payment along with the late charges in the amount of $X.XX which is submitted and will be debit on or after XX/XX/XXXX. On XX/XX/XXXX borrower requested to make payment in the amount of $X.XX. On XX/XX/XXXX Servicer called to borrower regarding the payment scheduled today. Amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX. On XX/XX/XXXX Servicer advised the loss mitigation option and total amount due and including the late fee of $X.XX. On XX/XX/XXXX borrower calling regarding the payment and offered loss mitigation and repayment plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625833	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	03/11/2025
1486625655	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486626024	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	02/12/2025
1486625740	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan has been current throughout the review period.
							02/28/2025	03/06/2025
1486625836	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX borrower called in regards to payment posting on the account and informed one extra payment posted on the account which needs to be reversed. On XX/XX/XXXX borrower called in about double payment refunded. Advised to borrower what are information servicer will need to send by the borrower. There was no further contact with the borrower and account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486627317	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in regarding to informed that their family member passed away and co-borrower is deceased. Borrower informed that their payment submitted for the 3rd repayment plan in the amount of $X.XX and informed they can pay in XX weeks. Agent informed they will get non-sufficient funds fees from their bank and agent informed they must not get worry about as they can make the payment before end of month on XX/XX/XXXX. On XX/XX/XXXX, Borrower called in regarding XXX repayment plan is due in the amount of $X.XX and informed cannot pay today. Borrower get their social security check every XXX as they will pay on XX/XX/XXXX. Borrower got the email address again to send the death certificate of the co-borrower. On XX/XX/XXXX, Borrower called in to post XXX month payment in the amount of $X.XX and the next payment will be due on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, Borrower called in to confirm that they paid on XX/XX/XXXX which was for XX repayment plan and next amount is due XX/XX/XXXX in the same amount. Borrower declined to post- date the payment and pays on the XXX of the month when they received social security check. On XX/XX/XXXX, Borrower called in wanting to make payment agent advised they needed to contact their new servicer. Borrower called to make partial payment and agent advised borrower that they need the full payment of $X.XX and system will automatically cancel the plan if the payment is not made by tomorrow. Borrower did not want to schedule the payment. Borrower want to make sure they have all of the funds. Borrower called to post XXX payment in the amount of $X.XX and promise to pay when they get their social security check later in the month. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625862	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX called from borrower stated tried to log in online and it is not accepting user name and password, servicer advised does not have an account registered online. Walked through registration, borrower was able to get logged in. Offered ACH but borrower declined. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/30/2025
1486625649	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On  XX/XX/XXXX indicate that the borrower called in to get the insurance claim number line transfer to insurance claim department. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicate that there is a damage to the property by XXX and borrower calling in regards to the claim line  was transferred to the loss draft department. Comment dated XX/XX/XXXX indicate loss to the property by XXX and loss date XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486625644	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and wanted to know how to remove the attorney from the account.  Also , borrower wanted breakdown of corporate advance and to be sent to the property address. On XX/XX/XXXX Servicer called borrower and advise current payment due on the file. Advise will schedule the payment by tomorrow. Borrower also inquire about the corporate advance balance and escrow refund is due. There is no additional contact and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625707	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their  payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486626527	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/06/2025
1486626935	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in to find out why sent a letter asking for death certificates, servicer submitted task to update the account and sent an email to loan servicing. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625733	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower wanted to know if able to make payment online. Servicer advised can set up an account and can make the payment on there as well as certified payments. On dated XX/XX/XXXX, servicer spoke with borrower for XXX month payment posted and also sent the password reset link to help to get into online portal. On dated XX/XX/XXXX, borrower already have homeowner insurance and needed the fax number to send the declaration page. Servicer advised borrower of the corporate advance fees for $X.XX. On dated XX/XX/XXXX, borrower advised will make payment soon and wants to stop receiving phone calls. On dated XX/XX/XXXX, servicer spoke with borrower. Borrower wants to know why sending information of modification. Borrower did not apply for modification. There was no additional contact, and the loan is in performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625678	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.On XX/XX/XXXX, SII called and authorized 3rd party working with 3rd party company to fix home was given vague on info needed, servicer advised that they don't have equity values and needs latest bill statement mailed out. On XX/XX/XXXX, SII called in to inquire about paperwork regarding account for mortgage mote, and if we had copy that could be mailed out, which servicer confirmed could be provided accordingly within a couple days. On XX/XX/XXXX, SII called and stated they are applying for assistance and needs statement showing escrow items paid, SII requested statement showing insurance paid to which servicer submitted ANAREQ task to have escrow account analyzed. On XX/XX/XXXX, SII called to know the loan balance and servicer advised total amount due. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment date XX/XX/XXXX, 3rd party needs bill statement for home repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	05/22/2024
1486626043	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower for payment inquiry. Servicer advised there is increase in escrow taxes and insurance. Borrower confirm the escrow shortage in the amount of $X.XX. On dated XX/XX/XXXX, borrower called to see if servicer can hold a check that currently being mailed. servicer informed not able to hold the check once it's in possession. On dated XX/XX/XXXX borrower obtained verbal authorization to release account information with the 3rd party on the line. Third party wanted to see if received a check. servicer informed check was received. There was no additional contact, and the loan is in performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX, there was a XXX damage identified. Comment stated there is XXX on side of home. Claim was filed. No comments found repairs are 100% completed.  Property repair is in process.  The property condition is fair.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486626021	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/24/2025
1486626689	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Co-borrower called in and stated that borrower passed away on XX/XXXX. Agent advised letters sent out requesting for death certificate. Co-borrower stated they will be faxing in and already has information from the letter. On XX/XX/XXXX, Co-borrower called in requesting  a letter from insurance department and agent advised to reach out the insurance company. On XX/XX/XXXX, Co- borrower called in and authorized family member to ask the question about loans and asked letter they received is the investor for the loan and they are servicing the loan. On XX/XX/XXXX, Co-borrower called in to gave verbal authorization to family member to make payment towards XXX mortgage in the amount of $ X.XX towards property inspection fee $X.XX scheduled on XX/XX/XXXX and provided confirmation number. On XX/XX/XXXX, Co-borrower called in regarding would like to know payment issued and agent advised that they released $X.XX and they have $X.XX on file. Agent explained the processing timeframe. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486627426	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/25/2025
1486627355	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in and promised to pay in the amount of $X.XX on XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in and will make monthly payment online at a later date. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486626017	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/24/2025
1486625633	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							02/28/2025	03/12/2025
1486626503	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Servicer called to discuss the XXX payment due and borrower requested to schedule for XX/XX/XXXX-XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX Servicer called and advise borrower still under the grace period and postdated payment for XX/XX/XXXX with the borrower consent. On XX/XX/XXXX Servicer called for the sue date and borrower states to schedule for the month of XX/XX in the amount of $X.XX. On XX/XX/XXXX Borrower called to schedule the payment of $X.XX dated on XX/XX/XXXX for due on XX/XX/XXXX. On XX/XX/XXXX Borrower schedule the payment on XX/XX/XXXX of $X.XX. On XX/XX/XXXX borrower called to make payment . Servicer advised payment are due on XX day of each month and anything past XX will be consider as late fee. On XX/XX/XXXX borrower wanted to make payment in the amount of $X.XX dated XX/XX/XXXX. On XX/XX/XXXX borrower called and requested to schedule the payment of $X.XX as next due is XX/XX/XXXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625960	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	07/23/2024
1486625685	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in and stated that will make payment today.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625742	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to request copy of the promissory note with signed date. Advised of LPI stated no insurance at this time. On XX/XX/XXXX, borrower will no longer be able to proceed with the call. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	12/14/2024
1486626764	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Co-Borrower called in regarding payment increased and went over escrow and advised shortage for $X.XX, XX/XX/XXXX Borrower called in regarding asking for status of repair, borrower advised going through a divorce and can't finish the home. And borrower requested for the claim funds $X.XX to applied to the principal balance. And there was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per XX/XX/XXXX request a copy of the adjusters estimates of the damages and XX/XX/XXXX borrower called and asking for status of repairs and borrower said going through a divorce and can't finish the repairs on the home. Borrower requested for the claim funds $X.XX to be applied to the principal balance. and no evidence for 100% inspection and no evidence for repairs are completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625846	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486627117	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period. and also Comments on XX/XX/XXXX indicated the property is in a XXX  (XXX) disaster area. No damages reported.
							02/28/2025	03/06/2025
1486625827	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Borrower called in and discussed about options. Borrower having trouble with the online portal site. Servicer sent a new password set. Borrower was logged in successfully. Borrower already have active Ach. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625456	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On call dated XX/XX/XXXX borrower scheduled the payment for the amount $X.XX. On XX/XX/XXXX borrower called in to see if borrower can use the credit card for escrow payment servicer advice as no. On XX/XX/XXXX borrower called in to make the payment for the $X.XX towards the escrow shortage also confirm that they will try to pay off the escrow shortage on next month. On XX/XX/XXXX borrower called in to schedule the one-month payment. On XX/XX/XXXX borrower called in to check on if payment went through for today. On XX/XX/XXXX borrower called in to make the payment for $X.XX towards the escrow shortage. On XX/XX/XXXX Borrower called in to schedule the one-time draft. On XX/XX/XXXX borrower called in to see if the payment was lowered and wanted to pay towards escrow. Servicer advice that the analysis was completed but the documents was not posted and advice the borrower to call back for the status. On XX/XX/XXXX borrower called in to schedule the payment for $ X.XX inquire related to insurance On XX/XX/XXXX borrower called in regarding escrow shortage servicer advice borrower of escrow shortage amount and borrower schedule the payment. On XX/XX/XXXX Borrower called in to inquire about insurance related question servicer transfer the call to insurance department. On XX/XX/XXXX borrower called in and state that should not have escrow shortage of XX month servicer advice borrower not to pay the shortage amount of $X.XX. On XX/XX/XXXX Borrower called in to make the payment. On XX/XX/XXXX borrower was calling to verify property taxes which was posted. XX/XX/XXXX borrower called and say 3rd party agency paid $X.XX on the behalf of the borrower. On XX/XX/XXXX borrower called in and schedule the payment paying at end of month due to extra expenses servicer advice to call if assistance needed. On XX/XX/XXXX borrower called in make the partial payment and set up. On XX/XX/XXXX borrower called in and ask where the additional funds applied as borrower send the extra with her payments. servicer advice as the funds applied to principle borrower wanted to put the fund to escrow as shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/26/2025
1486625923	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	01/14/2025
1486626818	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to cancel payment scheduled for XX/XX/XXXX and to make payment on XX/XX/XXXX in the amount of $X.XX toward bill. Borrower also schedule payment for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, Borrower called in to see if the taxes and insurance was paid last year. On XX/XX/XXXX, Borrower called in verified bankruptcy discharged and made payment on XX/XX/XXXX for payment due XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, Borrower called in to see if the payment was made for XX/XX/XXXX and wanted to change the date from XX/XX/XXXX to XX/XX/XXXX. Agent advised that they had a late fee balance of $X.XX and want to scheduled a payment for XX/XX/XXXX in the amount of $ X.XX and $X.XX to late fee and $X.XX additional payment. On XX/XX/XXXX, Borrower called in to request phone payment and processed a monthly payment of $X.XX. On XX/XX/XXXX Borrower called in to make a payment. On XX/XX/XXXX, Agent spoke with borrower have payment scheduled for XX/XX/XXXX in the amount of $X.XX and they needs to rescheduled for XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to cancel the payment for XX/XX/XXXX and make it from today and also schedule future payment processed. On XX/XX/XXXX, Borrower called in to change payment schedule date from XX/XX/XXXX to XX/XX/XXXX and made payment. Borrower payment was scheduled on XX/XX/XXXX and XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, Borrower called in to make payment in the amount of $X.XX and also wanted to setup XX more payment to be taken out on XX/XX/XXXX and XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625656	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period. The loan is performing.
							02/28/2025	03/06/2023
1486626315	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower was delinquent for the XX months. However borrower made the payments regularly and the loan is performing.
							02/28/2025	03/09/2025
1486627241	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX authorized party called in to informed of issues to bring the account current servicer informed would receive call from our loss mitigation team. On XX/XX/XXXX Servicer called authorized party to informed about approved modification and to setup payment for XX trial on XX/XX/XXXX. On XX/XX/XXXX Servicer called authorized party to inform of XX trial payment and also informed of modification agreement copy. On XX/XX/XXXX Servicer called authorized party about loan modification and received modification agreement copy and also setup last trial payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy Chapter XX Case #XXX was discharged on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626627	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Servicer called the borrower regarding the payment. Borrower was upset regarding the frequent calls for making payment and requested to stop making calls. There was no additional contact, and the loan is performing. As per the comment dated XX/XX/XXXX credit dispute raised by the borrower, however as per the comment dated XX/XX/XXXX it has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  As per the comment dated XX/XX/XXXX prior bankruptcy chapter XX, case no-XXX, dismissed on XX/XX/XXXX and bankruptcy case no-XXX, chapter XX dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626010	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX servicer called the borrower and setup the voluntary payment for XX/XX/XXXX and also informed that amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX, your tracking number is XXX. On XX/XX/XXXX servicer called the to inform borrower that amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX, your tracking number is XXX.On XX/XX/XXXX servicer called to inform borrower that amount of $X.XX, has been successfully submitted and will debit on or after XX/XX/XXXX. On XX/XX/XXXX servicer called and borrower replied they have made the payment via website on XX/XX/XXXX for XX/XX/XXXX for $X.XX. On XX/XX/XXXX servicer called regarding payment and borrower replied they will call back once they have funds. On XX/XX/XXXX the borrower called regarding the payment check and mentioned it will be late, so they wanted to cancel the payment and will make the payment when the have funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625851	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in and advised to change banking info for auto servicer said they can modify online to fill out ACH form and transferred the call to insurance department. On XX/XX/XXXX borrower requesting a VOM to which servicer advised need the company to call in or send over a VOM for XX months person will send over a written request for the VOM. On XX/XX/XXXX, Borrower requested to have VOM ordered, which servicer confirmed to send over written request for Verification of Mortgage for account.  On XX/XX/XXXX borrower called to get an updated payoff statement sent to email. On XX/XX/XXXX, ATP an agent went over that the borrower has Lender Placed Insurance. Agent confirmed VOM was sent on XX/XX/XXXX agent also requested for payoff quote good thru XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625898	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding payment status. Borrower wanted to make payment they stated that they made payment on XX/XX and funds not come out account and not been reversed yet. Advised Your payment in the amount of $X.XX has been successfully submitted and will debit on or after XX/XX/XXXX and provide tracking number for the same. On XX/XX/XXXX called to borrower payment. Informed to the borrower about online account. Borrower stated that he is not super tech savy and likes to make payment with the IVR. On XX/XX/XXXX called to borrower regarding payment return. Advise payment to return on XX/XX/XXXX in the amount of $X.XX, stated will check it. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625537	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Servicer spoke with the borrower and completed escrow analysis review. Servicer advised about payment adjustment in the amount of $X.XX and prior escrow analysis shortage. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates there was a damage on XXX and XXX. There is no evidence of repairs completed, or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area. No damages reported.
							02/28/2025	01/08/2025
1486625976	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	01/22/2024
1486625975	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and inquire about the XXX months payment. On XX/XX/XXXX borrower called and inquire about the taxes. On XX/XX/XXXX borrower called and inquire about the sale notice. On XX/XX/XXXX borrower called and states door sale of property due to delinquent taxes, call was transferred to tax department. On XX/XX/XXXX borrower called in about a tax sale. On XX/XX/XXXX borrower purchased another parcel after their home and it was mistakenly added about a year ago and borrower wanted funds back. On XX/XX/XXXX borrower stated they received sheriff sale notice for delinquent tax in the amount of $X.XX. On XX/XX/XXXX borrower is upset that we haven't changed the main person of contact letter. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/11/2025
1486625692	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX,borrorwer called in to make the payment on the account. On  XX/XX/XXXX , borrower called in to check and set up about the new bank information for the payments and was advised about the same. On XX/XX/XXXX borrower called in to check the status of the account and was informed about the due date and details.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486626798	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/12/2025
1486625870	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated that was not able to make payment online to the principal but will try again. On XX/XX/XXXX the borrower called in to get help with the website and also requested for the copy of 1098 to be mailed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625728	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to reset password and unlock his account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625880	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in schedule payment for $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make payment for XXX for $X.XX and authorized spouse.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625778	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX Borrower called in to make a payment, servicer advised of payment options. On comment dated XX/XX/XXXX Borrower called in to make a payment. Servicer advised of next payment date is XX/XX/XXXX. On comment dated XX/XX/XXXX Borrower called in to make a payment in the amount of $X.XX. On comment dated XX/XX/XXXX borrower made payment but also says that name on account is wrong and going to send in origination documents stating the correct name on account. On comment dated XX/XX/XXXX borrower processed the payment will debit on or after XX/XX/XXXX. On comment dated XX/XX/XXXX borrower calling to make a payment. On comment dated XX/XX/XXXX borrower calling to make monthly payment in the amount of $X.XX. On comment dated XX/XX/XXXX borrower processed the payment in the amount of $X.XX. On comment dated XX/XX/XXXX borrower called in to make a payment will debit on or after XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in to make a payment will debit on or after XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in and paid the amount of $X.XX via check. On comment dated XX/XX/XXXX borrower called in to make a payment in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486626580	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX called to borrower for payment. Payment schedule and draft in the amount ogf $X.XX for XX/XX/XXXX. On XX/XX/XXXX Called to the borrower regarding payment, Borrower stated that they are going through divorce and not sure about when they going to make payment. On XX/XX/XXXX Called to the borrower to informed total amount due on the account. Borrower stated that they are going through divorce and not sure about when they going to make payment. On XX/XX/XXXX Called to borrower for payment processed. On XX/XX/XXXX Borrower called in stated about their hardship reason due to excessive obligation and status of divorce. Borrower stated that waiting for Judgement because spouse should be paying there is no judgement at this. There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower called and informed XXX. On XX/XX/XXXX Property inspection review completed indicated property is XXX damaged on XX/XX/XXXX and loan is current. On comment dated XX/XX/XXXX loss draft open for the damaged on XX/XX/XXXX. On dated XX/XX/XXXX Borrower filed claim for the XXX damaged. On XX/XX/XXXX Property inspection review completed, Property is a total loss from XXX damage and showing vacant. and loss draft task has been completed for the damage. No evidence of all repairs was completed or There is no evidence of 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486627288	XXXX	XXXX	XXXX	2	[2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX servicer spoke with authorized third party and verified name. Authorized third party stated it will be paid by XX/XX and hung up the call. On dated XX/XX/XXXX, servicer called authorized third party and verified name and address. Authorized third party had questions about how much taxes need to pay inheritance and also about changing the name of mortgage would need the legal documents before changes can be made states waiting for pension before making payment. On dated XX/XX/XXXX, authorized third party is asking to help to start the process to be the successor in interest. Servicer informed to send the death certificate and executed will or court order and an ID document as a Driver's license. On dated XX/XX/XXXX, authorized third party called to see why regular payment increased so much. Servicer advised due to charging $X.XX for a tax bill and made the account go negative causing escrow shortage. On dated XX/XX/XXXX, authorized third party called for escrow payment increased and was not sure why confirmed large water bill was paid and cause shortage. Customer requested assumptions and next steps the email to send assumption request to authorized third party understood and had no further questions. On dated XX/XX/XXXX, servicer called authorized third party. Authorized third party said could pay today. There was a bill for the city, but no one ever talked about it and wanted to know why it went up. Servicer informed if the city bills the XXX will pay for the escrow account. Servicer told authorized third party the shortage would have needed to be paid back in XXX and the payment would have been $X.XX. Servicer informed escrow statemen was sent back in XXX and scheduled payment for XX/XX/XXXX in the amount of $X.XX from checking account including late charge of $X.XX. Authorized third party asked if could assume the loan because authorized third party does not want to refinance or anything. servicer informed yes. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/09/2025
1486625660	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX On XX/XX/XXXX servicer called to borrower and went over the escrow. Agent opened tax task for tax review and to cancelled escrow check and resent. Advised to borrower which can take up to 30 days. Borrower had question in regard to the fees and went over the escrow statement. There was no further contact with the borrower and account is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	04/10/2024
1486625559	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding payment information. On XX/XX/XXXX Borrower called in and stated will be sending payment in full soon. On XX/XX/XXXX Borrower called in and stated payment sent $X.XX on past XXX. On XX/XX/XXXX Borrower called in regarding re-instate quote and agent informed funds were being returned due to not enough to re-instate. On XX/XX/XXXX Borrower inquired about re-instate letter. On XX/XX/XXXX Borrower called for just received re-instate letter and will send check this week. On XX/XX/XXXX Borrower called in regarding to payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/07/2025
1486625921	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called to inform they will make payment at the end of month. On XX/XX/XXXX, authorized third party called to make payment and representative advised that payment successfully submitted and will debit after payment XX/XX/XXXX. On XX/XX/XXXX, borrower called to inform they made payment on XX/XX/XXXX and inform they will make another payment due to non-sufficient funds. on XX/XX/XXXX,  borrower called to make payment and representative  processed payment and stated it will be debited on or after XX/XX/XXXX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625764	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to inquire regarding the refund they received from insurance provider. Servicer advised to pay escrow shortage to resolve escrow shortage and then monthly payment can be adjusted. Servicer offered postdated payment and borrower stated they will call back to make payment. On XX/XX/XXXX borrower called to inquire about auto draft payment and servicer advised next due is on XX/XX/XXXX. On XX/XX/XXXX borrower called regarding the check which they received from traveler insurance and representative advised payment was successfully submitted and will debit on or after XX/XX/XXXX. Borrower changed insurance amount to change the insurance payment. On XX/XX/XXXX borrower called to review escrow and representative advised account is current. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625647	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486627397	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to get the account information. On XX/XX/XXXX the borrower called to get the account number. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/26/2025
1486626020	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/14/2025
1486626456	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current.
							02/28/2025	03/14/2025
1486627413	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact prior to XX/XX/XXXX. Servicer made an attempt to contact to the borrower via voice mail on XX/XX/XXXX and XX/XX/XXXX. There was no additional contact and the loan is performing. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) declared on XX/XX/XXXX. No Damages were reported.
							02/28/2025	03/14/2025
1486626217	XXXX	XXXX	XXXX	3	[3] Evidence of environment issues surrounding property. [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX authorized party called in regards to loss draft insurance check. On XX/XX/XXXX borrower called in to check if loan is eligible to refinance. On XX/XX/XXXX borrower called in about title and if does title search will it be clear servicer stated everything is current with escrow and payment. On XX/XX/XXXX borrower called in to confirm if anything is delinquent on file servicer advised $X.XX. On XX/XX/XXXX borrower called in stated cannot pay fees on website. On XX/XX/XXXX borrower called in to go over payment and fee and stated will call back to make payment. On XX/XX/XXXX borrower called in gave verbal authorization to check on payments made in the past months. On XX/XX/XXXX Borrower called in with new insurance information transfer to insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower reported has XXX damage to the property. As per comment dated XX/XX/XXXX claim check was deposited. As per comment dated XX/XX/XXXX indicate XXX and XXX and looks like XXX. As per comment dated XX/XX/XXXX claim check was mailed. However no evidence of damage being repaired or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX.
							02/28/2025	03/14/2025
1486625999	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to request scheduled payment dated XX/XX/XXXX to be deleted. Borrower made two payments after initial payment was deleted. On XX/XX/XXXX borrower called in to get the reinstatement amount and servicer raised a request. On XX/XX/XXXX borrower requested document stating foreclosure to withdraw funds from 401K account and servicer opened a task. On XX/XX/XXXX authorized third party called in to inquire when foreclosure became active, and servicer advised XX/XX/XXXX. Servicer provided attorney's information and other general account information. On XX/XX/XXXX authorized third party called in but could not provide last four digits of social security number due to computer issue and advised will call back later. Authorized third party called again and went over status of the account. On XX/XX/XXXX authorized third party called in and servicer informed account is in foreclosure with no sale date, loss mitigation is not under review and residential mortgage obligations were not returned. On XX/XX/XXXX servicer called the borrower and borrower stated will be wiring the reinstatement funds on the same day. On XX/XX/XXXX borrower called in and servicer confirmed funds received on XX/XX/XXXX in amount of $X.XX. On XX/XX/XXXX borrower called in regarding funds wired on XX/XX/XXXX in amount of $X.XX and servicer advised funds were received but not posted. Servicer sent an email to cash department to check if more funds are required or when will the funds be posted and advised borrower will call back. Servicer called the borrower, and informed funds will be posted on the same day. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625691	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no prior contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding next due for XX/XX/XXXX, therefore advised can continue to pay the account ahead or make principal curtailment payment. on XX/XX/XXXX third party called in about the autopay set up for the account. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/06/2025
1486625755	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	11/20/2023
1486625907	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							02/28/2025	03/12/2025
1486625943	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/05/2024
1486625821	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called for 1098 statement, agent advised statement was emailed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625676	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in last 4 digit of SSN property/mailing address were verified. The borrower stated that XXX and XXX repairs are also needed. Borrower needs claim. Borrower will make XXX payment on next XXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated that XXX and XXX repairs are also needed. Borrower needs claim. No information pertaining to 100% repair inspection found.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625948	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/19/2025
1486626742	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in to inquire on enrolling in autopay. On XX/XX/XXXX Borrower called in to make payment of $X.XX. On XX/XX/XXXX borrower called in to make payment and see why escrow payment got increased. On XX/XX/XXXX Borrower called in to make payment for $X.XX. On XX/XX/XXXX Borrower called in check why payment being increased servicer advised due to lender placed insurance. On XX/XX/XXXX Borrower called in and stated price was incorrect after investigating borrower was never refunded full amount for Lender Placed Insurance. On XX/XX/XXXX borrower called in regards payment increased and hasn't been adjusted since Lender Placed Insurance refund received wants payment to be adjusted to what it was before Lender Placed Insurance servicer placed request for updated escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy Chapter XX Case #XXX filed on XX/XX/XXXX discharged on XX/XX/XXXX. Prior to that Bankruptcy Chapter XX Case #XXX filed on XX/XX/XXXX dismissed XX/XX/XXXX. Prior to that Bankruptcy Chapter XX Case #XXX dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625639	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was prior contact before the XX/XX/XXXX. On XX/XX/XXXX borrower called in as wanted to access online account. Agent assisted to borrower for online registration and borrower was able to log in successfully. Also, discussed fees on the account, stated total amount due and confirmed contact information. There was no further contact with the borrower and account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486627382	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On the contact dated XX/XX/XXXX borrower called in and account was verified also borrower advice as new payment was made for XXX. On XX/XX/XXXX borrower called in regarding to web access on account also make the payment on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX borrower called in and stated was not able to make the current month payment as schedule. Servicer offer the assistance to borrower and borrower accepted the repayment plan. On XX/XX/XXXX borrower called in to make the payment. On XX/XX/XXXX borrower called in and wanted to confirm that there was one payment pending of file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486626819	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called to inform that payment is due for $X.XX from XX/XX/XXXX and will call once the payment is ready. As per comment dated XX/XX/XXXX servicer called and borrower informed that wants to set up for the XX . As per comment dated XX/XX/XXXX servicer called but borrower informed that it's not a good time to speak and asked the reason for call. Servicer informed that it's a courtesy call and needs to verify borrower, so borrower can call after deboarding  from flight. As per comment dated XX/XX/XXXX borrower made payment of $X.XX and reset the password. As per comment dated XX/XX/XXXX borrower called to discuss about the loan. As per comment dated XX/XX/XXXX borrower called to set up payment on file and informed reason for delinquency as pay period. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486626389	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in and process the payment in the amount of $X.XX. Agent processed the payment and gave the confirmation number. On XX/XX/XXXX authorized third party called in and process the payment in the amount of $X.XX. Agent processed the payment and gave the confirmation number. On XX/XX/XXXX authorized third party called in and process the payment in the amount of $X.XX. Agent processed the payment and gave the confirmation number. On XX/XX/XXXX authorized third party called in and process the payment in the amount of $X.XX. Agent processed the payment and gave the confirmation number. On XX/XX/XXXX authorized third party called in to make one payment. Advised to borrower about demand letter and authorized third party confirm will call back with the husband. Same day third party again called in and made 1 payment and stated that will pay remaining balance on XXX. Offered to postdated and authorized third party decline. On XX/XX/XXXX authorized third party called in to make payment for XX/XXXX and XX/XXXX. There were no additional contacts and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per the comment dated XX/XX/XXXX bankruptcy was terminated on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486626823	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in because not able to make principal only payments due to a charge which does not recognize, servicer advised the charge was for $X.XX property inspection. Made a payment effective XX/XX/XXXX for the amount of $X.XX from checking account #XXX. On comment dated XX/XX/XXXX borrower wanted to verify payment made on XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in to know about the statement, servicer advised they have a PBO for $X.XX and property inspection payment $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486627266	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX Borrower called in regarding what needs to be done to get the loan paid off so borrower can sell the property, on XX/XX/XXXX Call from Auth 3rd party inquiries that payment amount changes as of XX/XX due to delinquent taxes and adv that will be the reg payment as of $X.XX stated will take care of payment. On XX/XX/XXXX called from A3P inquiry about the making payment and also stated borrower passed away, on XX/XX/XXXX verified discharged from bk and called in to get payoff quote cannot XX/XX/XXXX. And on XX/XX/XXXX called in to let us know borrower wired funds to post loan earlier today, on XX/XX/XXXX called from UATP advised cannot provide account details as not authorize to speak on account and also called to see if payoff had been received and talk about rude agent, Apologized and advised it had not been received. On XX/XX/XXXX borrower called to see if we got payoff and if there is anything to come after for it to be sent to borrower email, borrower stated don't have the email and can't update it but he can contact us through the web giving them and email for payoff completion. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625499	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX called borrower regarding property damage, authorized third party stated that no property damage; due to XXX. On XX/XX/XXXX, borrower called regarding damage, servicer emailed the borrower about loss draft information since they were not able to write it down. On XX/XX/XXXX borrower called in regarding insurance claim. Advised new claim due to XXX damage on XX/XX/XXXX check received for the same in the amount of $X.XX. Advised to the borrower need fully endorse check and adjuster report once document received. On XX/XX/XXXX authorized third party called to verify status of claim, was advised after recent inspection report which has evidence of 99% repair completion. Borrower requested to expedite final draw because contractor completed the work long time back. Comments on XX/XX/XXXX confirmed the loss draft claim was closed as all claim funds were released to the borrower only on XX/XX/XXXX. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/08/2025
1486625881	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called and wanted to know the total amount due and wanted to speak with the insurance department as the XXX payment was already sent. On XX/XX/XXXX borrower called and informed that we have not paid home owner insurance and transfer to insurance department which found  a billing error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486626106	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior toXX/XX/XXXX. On XX/XX/XXXX the authorized third party called in to check status of claim. Concerned on how to get the release of the funds. authorized third party stated had finance contractor that is getting paid $X.XX monthly. Instalment of XXX has completed. Compilation cost was higher that what amount was approved by XXX. Advised to reach out XXX for more fund's approval. Advised need inspection to get the released of the fund. As long as need signed estimate from, the contractor doing the work or that had completed the work on property. On XX/XX/XXXX Spoke with authorized third party. Authorized third party made a payment. On XX/XX/XXXX authorized third party called in to look into HELOC request. Call transferred to XXX. On XX/XX/XXXX authorized third party inquired about payment not being reported by XXX and agent informed that would be fixed in 24 hours. Complaint filed and informed homeowner would have to submit request in regards to credit report by mail. On XX/XX/XXXX authorized third party called in to make a payment and credit reporting issue. Advised to submit email to loan servicing for any credit inquires. Payment took. On XX/XX/XXXX authorized third party entered a complaint regarding credit reporting from broker. On XX/XX/XXXX authorized third party called in to follow up on the complaint regarding that we are not reporting to the credit bureau. Advised the authorized third party that the issue is still being worked on and allow a little more time. On XX/XX/XXXX authorized third party called in wanted to know if LD check has been, for little over $X.XX Advised not sent yet. Asked to transferred to LD department. Conferred all documents has received, check with escalation team concerning the claim and after review agent will inform an email requesting. On XX/XX/XXXX authorized third party will make payment on XX/XX/XXXX. Also working with claim. Authorized third party asked about option take out home equity loan. Advised we do not offer. On XX/XX/XXXX authorized third party called to request for loan number. Provided loan number. Call transferred to loss draft department. Reviewed claim confirmed claim check is missing. Missing document letter sent to borrower. On XX/XX/XXXX authorized third party called to check for a claim. Advised insurance check was disbursed on XX/XX/XXXX. No tracking information showing to share. On XX/XX/XXXX authorized third party called in regarding status of check advised check sent. On XX/XX/XXXX borrower called in regarding tax dispute. On XX/XX/XXXX authorized third party called in set up a payment. Requested payoff loan. Submitted insurance referral. On XX/XX/XXXX borrower called in insurance department. Discuss escrow and payment dates. On XX/XX/XXXX authorized third party called in to follow up on payment that was paid to escrow. On XX/XX/XXXX curtseys call was made regarding XXX impact. Authorized third party stated XXX damages. Advised on claim check has been issued by insurance company. On XX/XX/XXXX authorized third party was called out regarding payment. Payment for XXX made. On XX/XX/XXXX authorized third party called in stated had a lot of insurance questions. On XX/XX/XXXX authorized third party called in regarding XXX. Advised need an actual declarations page. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the authorized third party called in to check status of claim. Concerned on how to get the release of the funds. authorized third party stated had finance contractor that is getting paid $X.XX monthly. XXX has completed. Compilation cost was higher that what amount was approved by XXX. Advised to reach out LP for more fund's approval. Advised need inspection to get the released of the fund. As long as need signed estimate from, the contractor doing the work or that had completed the work on property. On XX/XX/XXXX Spoke with authorized third party. Authorized third party made a payment. On XX/XX/XXXX authorized third party inquired about payment not being reported by XXX and agent informed that would be fixed in 24 hours. Complaint filed and informed homeowner would have to submit request in regards to credit report by mail. On XX/XX/XXXX authorized third party called in wanted to know if LD check has been, for little over $X.XX Advised not sent yet. Asked to transferred to LD department. Conferred all documents has received, check with escalation team concerning the claim and after review agent will inform an email requesting. On XX/XX/XXXX authorized third party will make payment on XX/XX/XXXX. Also working with claim. Authorized third party asked about option take out home equity loan. Advised we do not offer. On XX/XX/XXXX authorized third party called to request for loan number. Provided loan number. Call transferred to loss draft department. Reviewed claim confirmed claim check is missing. Missing document letter sent to borrower. On XX/XX/XXXX authorized third party called to check for a claim. Advised insurance check was disbursed on XX/XX/XXXX. No tracking information showing to share. On XX/XX/XXXX authorized third party called in regarding status of check advised check sent. On XX/XX/XXXX borrower called in regarding tax dispute. On XX/XX/XXXX authorized third party called in set up a payment. Requested payoff loan. Submitted insurance referral. On XX/XX/XXXX borrower called in insurance department. Discuss escrow and payment dates. On XX/XX/XXXX authorized third party called in to follow up on payment that was paid to escrow. On XX/XX/XXXX curtseys call was made regarding XXX impact. Authorized third party stated XXX damages. Advised on claim check has been issued by insurance company. On XX/XX/XXXX authorized third party called in stated had a lot of insurance questions. On XX/XX/XXXX authorized third party called in regarding LP. Advised need an actual declarations page.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/19/2025
1486626441	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the reason for default which was due to lack of money, borrower was advised of payment expectations and availability of alternatives to foreclosure and the borrower promised to make payments. On XX/XX/XXXX borrower called to request dismissal letter from bankruptcy and it should be with the current servicer, borrower stated dismissal was in XXXX, was advised not able to locate and have requested to have documents located and sent 45 days turnaround time. On XX/XX/XXXX the borrower called and bankruptcy was discussed and its effects on the loan. On XX/XX/XXXX borrower called and stated that has a second mortgage that was discharged and wanted shell point to write a letter to remove the lien, servicer advised due to discharge borrower's liability is to pay debt and if not paid the property could still go on foreclosure, borrower said will reach to the bankruptcy attorney about this issue. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486626950	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in and will try to pay next week. Borrower plans to reinstate before XX/XX. On comment dated XX/XX/XXXX spoke with borrower, borrower had been making payments but issue with the account. On comment dated XX/XX/XXXX spoke with borrower, borrower said could not pay XX months. On comment dated XX/XX/XXXX spoke with borrower and discussed about payments. On comment dated XX/XX/XXXX borrower called in and said they sent XX payments from third party, the borrower wanted Haf info, servicer advised should XXX. Borrower stated that they were unaware of any XXX disaster in the area. On comment dated XX/XX/XXXX Borrower called in and stated they were notified of the fees on the account. Fees are listed on the billing statement every month. On comment dated XX/XX/XXXX spoke with borrower, borrower stated wanted to make first trial payment today on XX/XX/XXXX in the amount of $X.XX from checking account. On comment dated XX/XX/XXXX spoke with borrower about loan modification trial payments. On comment dated XX/XX/XXXX borrower called in to make a trial payment. On comment dated XX/XX/XXXX spoke with borrower alerts in process of modification last payment $X.XX paid on XX/XX. On comment dated XX/XX/XXXX borrower called in to discuss about loan modification should be coming shortly. Borrower stated XX trial payment making today and XX trial for XXX and modification agreement should be going out soon. On comment dated XX/XX/XXXX borrower called in regarding the loan modification documents being received. ON comment dated XX/XX/XXXX borrower stated been sick that's why hasn't been able to get documents notarized but plans to do today. On comment dated XX/XX/XXXX borrower called in to advise that they sent agreement today. On comment dated XX/XX/XXXX borrower called in to make a payment and next due date is XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in to make a one-time payment today. On comment dated XX/XX/XXXX borrower called in and made the payment. On comment dated XX/XX/XXXX borrower called in to make a one time payment. On comment dated XX/XX/XXXX borrower called in to make the payment in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicated the property is in XXX disaster area due to XXX, No Damages were reported.
							02/28/2025	03/10/2025
1486626029	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The servicer has not attempted to contact the borrower throughout the review period and the loan is performing.
							02/28/2025	02/22/2025
1486625956	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/05/2025
1486625650	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called to request corporation advance fee break down to which servicer advised on sending a written request. On XX/XX/XXXX, Borrower called in to inquire about corporation fees and payment change. Servicer explained how escrow works, and the borrower requested a copy of corporation fees breakdown to be mailed to them and also requested to see if Corp fees can be waived off to which servicer stated no guarantee but to keep in contact on status. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486627236	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.On comment dated XX/XX/XXXX authorized third party called in to inquire about payoff and reinstate, servicer advised property sold in foreclosure and sell is being rescinded. On comment dated XX/XX/XXXX authorized third party called in to inquire RI amount, servicer advised of $X.XX. Borrower expressed concern with statement received reflecting a balance of $X.XX however online account does not reflect. Servicer advised figure is payoff amount. On comment dated XX/XX/XXXX authorized third party called in to request the confirmation number. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625800	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/06/2025
1486626286	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding to payment. Payment in unapplied enter task to research offer online portal. ON XX/XX/XXXX Borrower called regarding cannot get on website. On XX/XX/XXXX Borrower called regarding payment get delayed for XXX and XXX month due to Fraud with bank account. On XX/XX/XXXX Borrower called to make payment of $X.XX on XX/XX. Borrower facing online issue while accessing account online. Password reset needed. On XX/XX/XXXX Borrower called in upset as borrower cannot access web. Agent sent password reset link. Borrower gave payment for $X.XX today from checking account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/09/2025
1486625743	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	02/22/2025
1486625897	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding payment. Advised about non sufficient funds on XX/XX/XXXX. Borrower will replace the payment online. Advised of lender placed insurance. Borrower will shop for own insurance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486627097	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was called to make payments for the property issue, borrower agreed to pay by phone and the borrower was also explained on how to send the information if there were changes in the insurance. On XX/XX/XXXX the borrower called in with regards to the help required in setting the web portal to setup the ACH. On XX/XX/XXXX the borrower called to inquire about a payment, was advised by the servicer that there were no return payments showing on the account. On XX/XX/XXXX the borrower called to file a complaint with the issue on the ACH being set up after the form was sent, was advised that the XXX payment was not made and ACH will be re processed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486625487	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called about her payments and making biweekly payments. Agent advised only partial payments can be made with them. On XX/XX/XXXX borrower called regarding the check that was received from the insurance company regarding the loss. Agent requested to send the check and adjustor report.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX the damage happened on XX/XX/XXXX and claim was raised for XXX damage caused to the property due XXX. The date of loss is XX/XX/XXXX and claim # XXX. The check was received for $ X.XX and agent advised to send the check with adjustor report.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/19/2025
1486624865	XXXX	XXXX	XXXX	3
[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they intend to make a payment and they were informed of the documents needed. Contact with the customer on XX/XX/XXXX and they stated did not have time to discuss the review and will need to contact back. Borrower contact on XX/XX/XXXX and they agreed to the modification. The customer stated can only afford the contractual payment and not reinstatement amount. The customer stated their spouse lived in the property and paid the mortgage but passed away. The customer stated they were living in an apartment. Contact with the borrower on XX/XX/XXXX and they were informed the documents were received but Underwriting still needs some remaining documents. Contact with the customer on XX/XX/XXXX and they were provided the number for the insurance company. Contact with the customer on XX/XX/XXXX in regards to customers claim. Contact with the customer on XX/XX/XXXX and she wanted to make a payment and wanted to know what else was needed. The customer then asked for the Insurance Department. Contact with the customer and they stated on social security and pension from the clerk of circuit court. The customer was informed of what is needed and can take 7-10 days for a final decision but the Underwriter has up to thirty days. The customer then stated they need to talk to the insurance department about a claim. Contact with the borrower on XX/XX/XXXX customer was upset the call dropped and no one called her back. The borrower was informed will be sure to contact her back in the future. The customer was informed of what is needed. The borrower stated her house has termites and is a hardship. Contact with the customer on XX/XX/XXXX and they stated missed call from agent and they were informed still pending decision from specialist. Contact with the customer on XX/XX/XXXX and they wanted to make a payment. The borrower stated they are always asked if they want to use the bank on file and they say No. The borrower was informed the option was selected not to retain their bank information. Contact with the borrower on XX/XX/XXXX and they stated the calls are harassing and they were already informed nothing was needed. Contact with the customer on XX/XX/XXXX and they agreed to the modification terms. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they were following up on text message that was sent and they were informed it was for the XXX payment. No further contact with the customer and they made payments through the IVR.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Customer stated the property has XXX no Indication repairs were made but the borrower stated they had a contractor.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/05/2025
1486624568	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status of the retention review. On XX/XX/XXXX an outbound call was made to the Borrower to collect a payment. On XX/XX/XXXX the Borrower stated that they will try to make the first repayment plan payment on XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that the reason for default was due to a curtailment of income and made a promise to pay by XX/XX/XXXX. On XX/XX/XXXX a refinance option was discussed. On XX/XX/XXXX A short sale and other liquidation options were discussed. On XX/XX/XXXX the Borrower requested a payoff quote. On XX/XX/XXXX the Borrower stated that someone else will be making the payment. On XX/XX/XXXX the Borrower answered and stated that they will call back. On XX/XX/XXXX the Borrower stated that someone else is going to call in to make the payment. On XX/XX/XXXX the Borrower stated that a third party will be making the payment. On XX/XX/XXXX the Borrower stated that they are not interested in a settlement offer. A third party pays the mortgage for them. On XX/XX/XXXX the Borrower stated that they will call back. On XX/XX/XXXX the Borrower called to confirm that the XXX payment was due. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486625057	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about where payments were posted for the past XX years.  The borrower called on XX/XX/XXXX to discuss workout options.  The borrower was contacted on XX/XX/XXXX and was advised of loan status.  The borrower called on XX/XX/XXXX to request loss mitigation options and was advised of documents needed. Authorized third party called on XX/XX/XXXX and was advised of account status and was advised of decision deadline on XX/XX/XXXX.  Authorized third party called on XX/XX/XXXX and was advised of modification terms.  Authorized third party called on XX/XX/XXXX and stated the borrower has the final modification documents and will accept and return.  Authorized third party called on XX/XX/XXXX to verify receipt of payment and called again on XX/XX/XXXX for escrow analysis.  Third party called on XX/XX/XXXX to confirm next due date and called again on XX/XX/XXXX to inquire about payment increase and was advised it was due to shortage.  The borrower called on XX/XX/XXXX to complain about recent escrow increase.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to verify receipt of money order for escrow shortage.  Authorized third party called on XX/XX/XXXX to inquire about when the last payment was applied to escrow account.  There was no further contact.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625004	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to request monthly statement.  The borrower called on XX/XX/XXXX to inquire about reinstatement quote.  The borrower stated on XX/XX/XXXX that they received reinstatement figures.  The borrower called on XX/XX/XXXX to inquire if taxes were paid.  The borrower called on XX/XX/XXXX and advised they received a verbal reinstatement quote.  The borrower called on XX/XX/XXXX and advised they completed reinstatement on XX/XX however borrower claimed sheriff served foreclosure papers.  The borrower was advised reinstatement went through properly but funds were improperly posted.  The borrower called on XX/XX/XXXX and submitted a fee waiver.  The borrower called on XX/XX/XXXX and was advised of total amount due, escrow account, and ACH.  The borrower called on XX/XX/XXXX for a corporate advance breakdown.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624653	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party called to make a payment in the amount of $X.XX. The Agent advised that the account is in foreclosure and reinstatement funds must be received. On XX/XX/XXXX an authorized third party requested a reinstatement quote. On XX/XX/XXXX the Borrower stated that they are trying to gather the reinstatement funds before the foreclosure sale date. A modification was discussed. On XX/XX/XXXX an authorized third party called for an update on the reinstatement quote. On XX/XX/XXXX the Borrower called to follow-up on a reinstatement quote that was requested. The Agent advised that it was emailed on XX/XX/XXXX. On XX/XX/XXXX the Borrower requested a reinstatement quote. On XX/XX/XXXX and XX/XX/XXXX an Agent confirmed that the reinstatement funds have been received. On XX/XX/XXXX an authorized third party called to confirm that the reinstatement funds were received. The Agent confirmed receipt and advised that the foreclosure sale has been cancelled. On XX/XX/XXXX and XX/XX/XXXX an authorized third party called to make a payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/04/2025
1486624694	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called regarding new insurance. On XX/XX/XXXX the Borrower requested a copy of their most recent billing statement. On XX/XX/XXXX the Borrower stated that they are working with the foreclosure Attorney and requested a reinstatement quote. On XX/XX/XXXX the Borrower called to check on the status of the settlement offer that was sent to the foreclosure Attorney. On XX/XX/XXXX the Borrower called to obtain the wire instructions. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status of the corporate advance fee research. On XX/XX/XXXX the Borrower called to dispute the corporate fees on the account. On XX/XX/XXXX the Borrower called to speak with a supervisor. On XX/XX/XXXX the Borrower called to follow up on the removal of the corporate advance fees. On XX/XX/XXXX the Borrower called to see if if the fees were removed. The Agent instructed the Borrower to allow 5 business days for a status update. On XX/XX/XXXX the Borrower requested to have the additional corporate advances waived. On XX/XX/XXXX the Borrower called to check on the status of the corporate advance research. On XX/XX/XXXX the Borrower called to discuss the corporate advance fees on the account and the reinstatement payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486624908	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in for reinstatement quote. On XX/XX/XXXX the borrower called in for an updated on reinstatement quote. On XX/XX/XXXX the borrower called in for an update on reinstatement quote and process for wire transfer. ON XX/XX/XXXX the borrower called in to request a payoff. On XX/XX/XXXX the authorized third party called in to order a payoff and decline loss mitigation options. On XX/XX/XXXX the borrower called in regarding fees on account. On XX/XX/XXXX the borrower called in to confirm proof of insurance was received. There is no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486624806	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called to make a payment. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX, authorized third party called regarding past due payments and payment history. On XX/XX/XXXX borrower called with authorized third party with questions on how long they have to submit payments. Agent informed them they had until the end of XXX, but it needs to include all three payments and if they do the end of XXX it will just be the two for the moment On XX/XX/XXXX, borrower called with authorized third party/daughter asking for the total amount due and minimum monthly payment that are due. Agent advised that she can pay what she would like, but was unsure about any payment arrangements with lawyer. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624877	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer called in to confirm the taxes and interest paid in XXXX. The servicer confirmed taxes were in the amount of $X.XX and interest $X.XX. On XX/XX/XXXX the customer called in to discuss insurance and was advised to contact XXX for further assistance. On XX/XX/XXXX the borrower called in to discuss how to endorse a loss draft check from a claim in XXXX. The servicer provided the mailing address and general information. XX/XX/XXXX the customer requested 1098 form. On XX/XX/XXXX the customer verified taxes and insurance was paid. On XX/XX/XXXX the borrower discussed an escrow increase on the account and made a payment of $X.XX due to an escrow shortage. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486624917	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  Unauthorized third party called to make a payment on XX/XX/XXXX.  Unauthorized third party, wife, called and was advised they were not authorized on the loan.  There was no further contact and no attempts to contact the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486625388	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was advised of UBAF, he tried to fill it out online but got locked out.  The borrower called on XX/XX/XXXX and was advised of total amount due.  The borrower called on XX/XX/XXXX to check on the status of the modification application.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to inquire about loss mitigation approval.  The borrower called on XX/XX/XXXX and advised modification documents were not received.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is XX%.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486624862	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to schedule payment for the next day. On XX/XX/XXXX, borrower called for information on billing statement. On XX/XX/XXXX, borrower called for assistance setting up auto-draft. On XX/XX/XXXX, borrower called regarding settlement offer for this account, but denied it due to the fact the borrower is not interested in refinancing or paying off the loan. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower said they were unable to make payments, but promised to pay as soon as they could. On XX/XX/XXXX, borrower returned collection call and cited death in family. On XX/XX/XXXX, borrower called to make XX payments. On XX/XX/XXXX, borrower stated that her online account shows she has not been making payments on time. Agent advised the payment received on XX/XX was applied towards XXX. Borrower had additional concerns. Agent advised she can submit request in writing. On XX/XX/XXXX, borrower called with questions on billing statement. On XX/XX/XXXX, borrower called regarding an unspecified letter. On XX/XX/XXXX and XX/XX/XXXX, borrower called for help cancelling payment. On XX/XX/XXXX, borrower promised to pay by XX/XX/XXXX.  On XX/XX/XXXX, borrower called for assistance setting up payment. On XX/XX/XXXX and XX/XX/XXXX, borrower called to request a payment refund. On XX/XX/XXXX, borrower called to follow up on refund request. On XX/XX/XXXX, borrower called to verify last payment receipt. On XX/XX/XXXX, borrower called to schedule payment. On XX/XX/XXXX, borrower called for payment processing time information and asked about 1098 form. On XX/XX/XXXX, borrower called to schedule payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624366	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The loan was in an active chapter XX bankruptcy that was discharged on XX/XX/XXXX. No contact noted prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and requested the due date change due to when social security is received. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624860	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make the XXX payment and stated that they will send in a tax form that reflects the correct Employee identification number for the servicer's records. The reason for default was due to a curtailment of income. On XX/XX/XXXX the Borrower called to make a payment and requested a 30-day payoff quote. On XX/XX/XXXX the Borrower called to speak with customer service. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486625118	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX, the borrower allowed 3rd party authorization on the account and discussed the modification from XX/XXXX. On XX/XX/XXXX the customer confirmed having a special needs child and was unemployed during Covid. The servicer provided reinstatement information and went over the discharge bankruptcy information. On XX/XX/XXXX the borrower discussed having the co-borrower back in the home to help pay the delinquency and was taking care of a family member. The customer was provided with reinstatement information. On XX/XX/XXXX the customer called in for the reinstatement amount. On XX/XX/XXXX the borrower called to confirm if the account was current. XX/XX/XXXX the customer was provided with the total due, reinstatement information and wire instructions to send in funds. The servicer informed the borrower that if a modification was obtained, it would most likely increase the monthly payment. On XX/XX/XXXX the customer reported having ill family and requested an extension on the forbearance. On XX/XX/XXXX the borrower discussed the options of a modification or forbearance for the account and inquired how to get spouse off of the mortgage. On XX/XX/XXXX the customer discussed a forbearance plan and confirmed having a brain illness. On XX/XX/XXXX the customer inquired about the XXX and XXX payment. The Servicer confirmed the payments were sent to loan care and advised they could send in the bank statements to show proof of payment. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486624554	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to update the insurance information. On XX/XX/XXXX the Borrower called to confirm that the loan information was updated with the new insurance. On XX/XX/XXXX the Borrower called to confirm that the account is current. On XX/XX/XXXX the Borrower called to request a payment history from XX/XX/XXXX to current. The Borrower had a question regarding the funds in suspense. On XX/XX/XXXX the Borrower called to make a payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625318	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was provided total amount due and declined UBAF.  The borrower inquired about account status and modification review on XX/XX/XXXX.  The borrower was advised of total amount due on XX/XX/XXXX and requested reinstatement quote.  The borrower called on XX/XX/XXXX to ask about corporate advances.  The borrower called on XX/XX/XXXX to discuss assistance options.  The borrower called on XX/XX/XXXX and was advised of total amount due.  The borrower stated on XX/XX/XXXX they are sending in wire for reinstatement and on XX/XX/XXXX confirmed wire transfer.  The borrower called on XX/XX/XXXX for assistance with online account.  The borrower called on XX/XX/XXXX regarding the payment update.  The borrower phoned in payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further borrower contact.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624613	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called for payoff quote. On XX/XX/XXXX, borrower called for total amount due. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486624631	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer was offered a review for a modification but declined the offer. The customer confirmed attempts to bring the account current without assistance. On XX/XX/XXXX the customer confirm monthly payments were mailed in and requested a refund on the account for returned checks. The servicer discussed the information about on the account. The borrower also discussed general information about a reduction in income. On XX/XX/XXXX the borrower discussed general account information and went over negative credit reporting for the delinquent months. Loss mitigation options were also discussed with the borrower. On XX/XX/XXXX the customer called in to request a 1098 and discuss billing information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624335	XXXX	XXXX	XXXX	3
[3] Loan has evidence of title issue(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower requested that a workout package be emailed to their mailing address on file. On XX/XX/XXXX the Borrower called to speak with their single point of contact in regard to filling out the workout package. On XX/XX/XXXX the Borrower stated that the reason for default was due to a death in the family. A payoff quote was requested and the lender placed insurance was discussed.  On XX/XX/XXXX the Borrower stated that they have not made a payment due to not receiving a statement. The Agent advised that since the documents were being sent to their Attorney, they have to send a request in writing to obtain the billing statement in the mail. The reason for default was due to servicing issues. There has been no further communication with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on XX/XX/XXXX indicate that there is a legal description error. A reformation count was added to the complaint and the issue was cleared in a final foreclosure judgment that was entered on XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/18/2025
1486624194	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX-XX/XX/XXXX there was no customer contact. On XX/XX/XXXX the customer confirmed a new homeowner policy as of XX/XX. On XX/XX/XXXX the customer discussed payment information. On XX/XX/XXXX the borrower called to validate a refund of $X.XX and went over the total due along with fees posted on the account. On XX/XX/XXXX the borrower discussed general account information and confirmed auto payments to begin XX/XX/XXXX. On XX/XX/XXXX the customer inquired about the billing cycle and went over fees due on the account. The borrower also was informed what was expected after the final trial payment was made. On XX/XX/XXXX the customer completed the welcome call and was counselled on knowing options. The borrower stated a trial payment was mailed in. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Per notation on XX/XX/XXXX there is evidence the customer filed a XXX claim for damages from XX/XX/XXXX. The customer filed a claim and endorsed the check IAO $X.XX. Repairs noted on acccount.
							02/28/2025	03/19/2025
1486624130	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the loan status, and the auto draft set up. The foreclosure dismissal was filed on XX/XX/XXXX due to a complete modification in XX/XXXX. On XX/XX/XXXX the borrower called to discuss the escrow. On XX/XX/XXXX-XX/XX/XXXX borrower called to confirm the auto draft and loan status. Ob XX/XX/XXXX the borrower called with a third party to discuss the loan status and history. On XX/XX/XXXX borrower updated banking information. XX/XX/XXXX-XX/XX/XXXX borrower called to update the insurance information. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the returned payment and insurance payment. On XX/XX/XXXX- XX/XX/XXXX borrower promised a payment. On XX/XX/XXXX borrower called to discuss a letter received. On XX/XX/XXXX and XX/XX/XXXX borrower promised a payment. On XX/XX/XXXX the borrower requested a copy of the modification completed in XX/XXXX. On XX/XX/XXXX the borrower called in to get 1098 emailed. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624294	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make trial payment. On XX/XX/XXXX, borrower called to discuss foreclosure status. On XX/XX/XXXX, borrower called to make trial payment. On XX/XX/XXXX, borrower called to make final trial modification payment. On XX/XX/XXXX, borrower called to confirm all trial payments were received. On XX/XX/XXXX, borrower called regarding foreclosure sale sign placed in yard. Agent advised that the foreclosure has been suspended once last trial payment was made on  XX/XX/XXXX.On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss foreclosure status. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss final modification documents. On XX/XX/XXXX, agent verified receipt of final modification. On XX/XX/XXXX, co-borrower stated that there was a XXX at the property on XX/XX/XXXX and adjustors are calculating $X.XX in damages. Co-borrower stated that he has already filed a claim with the insurance company and they are issuing a check for $X.XX, and they are holding the other $X.XX until the repairs are completed. The proposed repair time was estimated at XX months and co-borrower stated that they are currently staying at a hotel as the house is uninhabitable. Co-borrower also stated that after their modification was completed, he set up the account on auto-draft, and that he has been in touch with servicer's insurance department and he was given the address where the insurance check needs to go to be endorsed. No further borrower contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower advised that there was a XXX and XXX was not allowing him back in the home. Claim filed XX/XX/XXXX, and estimated damage was $X.XX. Numerous claim checks have been issued, but no amounts given other than borrower stating that $X.XX was to be issued for repairs, and the other $X.XX was being withheld until repairs were completed. Claim is monitored, and no repair inspection has been conducted yet as of data cutoff.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625350	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment and stated that the reason for default was due to being injured at work. A repayment plan and other loss mitigation options were discussed. On XX/XX/XXXX the Borrower stated that they are willing to make a payment towards the past due amount but is unwilling to pay any fees. On XX/XX/XXXX the Borrower called to request a reinstatement quote. The foreclosure status was discussed. On XX/XX/XXXX the Borrower stated that the reason for default was due to being ill. A reinstatement quote was requested, and the Borrower is going to dispute the escrow and corporate advance fees. On XX/XX/XXXX the Borrower called to find out when the last payment was posted. On XX/XX/XXXX the Borrower called to request a refund in the amount of $X.XX as it was deducted in advance. The Borrower also requested that the credit reporting be corrected. On XX/XX/XXXX the Borrower called to discuss the credit reporting. On XX/XX/XXXX the Borrower called to discuss the late charges and payment increase that was cause by the updated escrow analysis. On XX/XX/XXXX the Borrower called to cancel the authorized payment. The Agent instructed the Borrower to cancel it via the website. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486624365	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Despite multiple attempts there was no borrower contact during the review period.  Notes on XX/XX/XXXX indicated insurance policy was cancelled due to non payment.  The loan is current with no evidence of future delinquency.
							02/28/2025	03/11/2025
1486624982	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and wanted to mail in information from his bank stating that the funds were in his account to avoid late fees.  The borrower was advised on XX/XX/XXXX that XXX payment was returned.  The borrower called on XX/XX/XXXX to verify why the payment increased and was advised it was due to LPI and escrow shortage.  The borrower called on XX/XX/XXXX and was provided total amount due and fees.  The borrower called on XX/XX/XXXX and was advised of current amount due.  The borrower called on XX/XX/XXXX to try and contact insurance department for repairs.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to inquire about claim information.  The borrower called on XX/XX/XXXX regarding LPI claim.  The borrower called on XX/XX/XXXX for an update on claim.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to inquire about claim check funds.  The borrower called on XX/XX/XXXX and was advised check was sent to XXX claim.  The borrower called on XX/XX/XXXX to check on status of disbursement.  The borrower called on XX/XX/XXXX to inquire about status of the claim check.  The borrower called on XX/XX/XXXX to inquire about late fees.  The borrower called on XX/XX/XXXX to confirm receipt of payment and was advised it was not posted yet.  The borrower called on XX/XX/XXXX and was advised of total amount due and grace period.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected XXX damages with active claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625126	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire why payments increased.  The borrower called on XX/XX/XXXX and stated they were unaware of delinquency and was provided loss mitigation options.  The borrower called to make a payment on XX/XX/XXXX and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was provided total amount due and assistance options.  The borrower called on XX/XX/XXXX and was advised of total amount due.  The borrower called on XX/XX/XXXX and was advised the previous payment that was supposed to cover XX payments did not fully cover them due to late fees.  The borrower phoned in payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about escrow increase.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624910	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the co-borrower advised the borrower is deceased and would send in the death certificate. Also made a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. The borrower called and stated the SSI does not match. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486625404	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer called in confirmed the home was the owner occupied, verified the discharged bankruptcy and confirmed the payment would be drafted on or after XX/XX/XXXX. XX/XX/XXXX the customer made a payment. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624380	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a promise to pay and requested a payoff quote. On XX/XX/XXXX the Borrower made a promise to pay via the web. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower made a promise to pay on XX/XX/XXXX. The Borrower stated that they received a loss mitigation application, but they are trying to bring the loan current without assistance. The reason for default was due to a curtailment of income. On XX/XX/XXXX the Borrower stated that they are under a tornado warning but is going to the bank to deposit the funds for the payment.  On XX/XX/XXXX the Borrower made a promise to make the XXX payment. The reason for default was due to the illness of a family member. On XX/XX/XXXX the Borrower made a promise to pay the XXX payment on XX/XX/XXXX. On XX/XX/XXXX the total amount due and reason for default were discussed. The Borrower declined to process a payment and had insurance questions. On XX/XX/XXXX the Borrower called to confirm that the payment was received. the reason for default was due to servicing problems. On XX/XX/XXXX the Borrower requested a payoff quote and made a promise to pay before the XX. On XX/XX/XXXX the Borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to confirm that the payment they made online was posted. On XX/XX/XXXX the Borrower made a promise to pay and was unable to verify the contact information. On XX/XX/XXXX the Borrower requested a password reset so they could log into the website to make a payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486624615	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no prior contact to XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that already made the payment on XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624934	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to make sure their XXX and XXX payments were received. The customer was informed about doing payments over the phone. No further contact with the borrower. The loan is in bankruptcy and performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625147	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact and no attempts to contact the borrower during the review period.  The loan is current with no evidence of future delinquency.
							02/28/2025	02/22/2025
1486624911	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called in and asked about the escrow analysis and why the payments were higher.  The call was transferred to customer service.  The borrower asked why the last statement is showing they are due for XX payments. The servicer advised the borrower they are due for XXX and XXX payments.  On XX/XX/XXXX the borrower wanted to file a claim.  The call was transferred to the claims department.  On XX/XX/XXXX the borrower called in to verify the payment that was just made received by the servicer. The servicer advised the payment is not showing.  The borrower stated they will resubmit. No further communication with the borrower.  The loan has been performing for the past XX months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/11/2025
1486625386	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX for assistance making a payment online.  The borrower called on XX/XX/XXXX to inquire about paperwork for account regarding escrow analysis.  The borrower stated on XX/XX/XXXX that a payment was made and wanted to speak to insurance department.  The borrower called on XX/XX/XXXX and made a promise to pay and was advised of lender placed insurance.  The borrower called on XX/XX/XXXX and requested to speak to insurance department.  The borrower called on XX/XX/XXXX to inquire about payment increase and was advised insurance went up.  The borrower called on XX/XX/XXXX and was advised of total amount due, UBAF, and repayment options.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625076	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, agent called to confirm they received payment on XX/XX/XXXX, and that the funds are in suspense. On XX/XX/XXXX, co-borrower confirmed she is allowed to speak on loan, and agent confirmed amount sitting in suspense. Co-borrower said they will call back in couple of days On XX/XX/XXXX, borrower called in to make sure that she can make a payment on the account. Agent advised that she could, and the payment would bring account current. Borrower also wanted to set up on auto-draft, and agent advised her that she must be cleared from bankruptcy to do that. On XX/XX/XXXX, co-borrower called for account status. On XX/XX/XXXX, co-borrower called to see if bankruptcy had been taken off of the account. Agent advised that it had not, and that it takes a while to remove. On XX/XX/XXXX, co-borrower called to make a payment, and verified their intent to retain property. Co-borrower also inquired about suspense funds. On XX/XX/XXXX and XX/XX/XXXX, co-borrower called to update their contact information. On XX/XX/XXXX, co-borrower called to make a payment. On XX/XX/XXXX, borrower was advised of lender placed insurance. On XX/XX/XXXX, agent informed co-borrower of lender placed insurance payment of $X.XX, and co-borrower was to consult with bankruptcy attorney. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, co-borrower called to make a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Per comments on XX/XX/XXXX, case number XXX was discharged XX/XX/XXXX and closed XX/XX/XXXX. No other bankruptcy filings evident.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624933	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called in and requested a XX month payment history, Service advised the borrower they have Lender Place Insurance.  The borrower wanted to go over the escrow analysis.  On XX/XX/XXXX the authorized third party called in to inquire about the Insurance Company and wanted to know the XXX would be covered since the repairs have been completed. There are not notes after XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The modification was completed by the prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	12/30/2024
1486624943	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the customer requested a supervisor reach back out regarding the fees on the delinquent account. On XX/XX/XXXX, the customer reported long term excessive obligations and general account information. The borrower confirmed plans to retain the home and options that could assist. On XX/XX/XXXX the borrower confirmed there was no sale date and changed communications to be via email rather than snail mail. On XX/XX/XXXX the servicer advised on missing documents and proof of income needed to be clarified in order to be reviewed. On XX/XX/XXXX the borrower called to confirm loss mitigation documents were received and the account was under review for approved options. On XX/XX/XXXX the customer confirmed paid taxes. On XX/XX/XXXX, the borrower confirmed bank statements and profit and loss documents would be sent in to be reviewed. On XX/XX/XXXX, the borrower verified the total due on the account and the number of payments past due. On XX/XX/XXXX, the customer verified tax information and requested to dispute corporate fees on the account. On XX/XX/XXXX the borrower stated they would be received a settlement from XXX damage to the home and would try to obtain a settlement letter to have sent in. On XX/XX/XXXX the customer called in to discuss general account information and how to bring the account current. On XX/XX/XXXX the borrower confirmed excessive obligations and missed payments on the account. The customer wanted to be reviewed for retention options and was informed about documents needed before a completed review. On XX/XX/XXXX the customer confirmed workout documents were sent in and should be viewable withing 48 hours. On XX/XX/XXXX the borrower called with general modification questions and planned to call by the end of the month to accept the deferment offer. An escrow analysis was also ran and there was an shortage that would have to be accounted for. The servicer confirmed there was $X.XX in suspense and could post funds as a payment for XXX. On XX/XX/XXXX the borrower discussed deferred payments from the covid protection plan. On XX/XX/XXXX the customer requested a payoff quote. On XX/XX/XXXX, the customer inquired about the covid forbearance and the adjustable-rate mortgage. The customer also requested proof of the payment history and loan information from XXXX, which the servicer did not have. On XX/XX/XXXX the borrower requested a payoff quote. On XX/XX/XXXX the customer discussed the interest on the account due to having an adjustable rate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Customer claims there was XXX damage and would receive a settlement check. No further claim information on the account.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624224	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire who the current loan holder was.  The borrower called on XX/XX/XXXX to have damage claim check endorsed and was provided loss draft number.  The borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected XXX damage causing damage to XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486624712	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was provided loss draft phone number.  The borrower called on XX/XX/XXXX to confirm receipt of claim check.  There was no further contact with the borrower.  The loan is current wtih no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected XXX damages.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486624131	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they wanted to use two payment methods to make their payment and they were informed can only use one. No contact from XX/XX/XXXX through XX/XX/XXXX after attempts made. Contact with the borrower on XX/XX/XXXX and they stated their payment went up and they were informed another insurance policy was added to the loan in error. The customer was informed the insurance department has notes on the account to have it removed. Contact with the borrower on XX/XX/XXXX and they were checking to see if the forced place insurance was removed yet. The customer was informed it has not. The borrower stated there is only one home on the property. Contact with the customer on XX/XX/XXXX and they stated they were on hold previously for 50 minutes and got disconnected. The customer stated they have been trying to get the insurance issue fixed on their account since XX/XX/XXXX. The customer said they have been double paying on their insurance and they will not make payments until this is resolved. The borrower said the insurance department said it could take seven days and it is past that time and they want it corrected ASAP. The customer called back and set up a payment and they were informed the insurance is in the process of being removed and credited back to the account. The customer was informed a new escrow analysis will be done. Contact with the customer on XX/XX/XXXX and they stated their payment is still not correct and they were informed will do a new escrow analysis due to the LPI was not removed from escrow. The customer also stated the previous servicer was reporting them late and they were informed they have been current. Contact with the customer on XX/XX/XXXX and they were following up on the escrow analysis and they were informed still being processed but the request to have LPI removed has been done. The borrower was also informed the earthquake insurance is being looked at. Contact with the customer on XX/XX/XXXX and they were informed of their new payment and they stated it is still too high and they were advised it is due to escrow shortage and in order to be what it was previously they would need to pay the shortage. The customer said will call back when they have the paperwork in front of them. Contact with the customer on XX/XX/XXXX and they stated the LPI was not refunded and they were charged for earthquake insurance. The borrower was informed to send something in writing to have the analysis reran. Contact with the borrower on XX/XX/XXXX and requested a supervisor in the escrow department and they were informed will have to have them contact them back. No further contact with the customer and attempts have been made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/30/2025
1486625228	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for loan status. On XX/XX/XXXX, borrower called regarding lender placed insurance. On XX/XX/XXXX, borrower called to report an insurance claim for XXX damage on XX/XX/XXXX. On XX/XX/XXXX, borrower called regarding insurance claim. Agent advised that if loss remains under $X.XX, they claim checks can be endorsed and released. Borrower stated they have three checks that he sent for endorsement. No further contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486624915	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they stated fell on hard times and the customer set up a payment. The customer also stated had a break in and his sliding door was damaged but he will repair on his own. Contact with the borrower on XX/XX/XXXX and they set up payment arrangement for XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated will make a payment soon. The customer was offered repayment plan or modification and the customer declined. Contact with the customer on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and they stated made a payment online already. The customer was informed not showing yet but they stated will call back if funds are not taken out. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/25/2025
1486625335	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in and stated the monthly payment is not affordable and request application for modification. On XX/XX/XXXX the borrower was called for payment and stated is currently unemployed and will fill out mortgage assistance application. On XX/XX/XXXX the borrower was called for payment and stated will call back to make payment. On XX/XX/XXXX the borrower called with authorized third party for total amount due to bring loan current. On XX/XX/XXXX the borrower called in to have funds in suspense account applied to payments due. On XX/XX/XXXX the borrower called in regarding escrow account and was told of repayment and modification options. On XX/XX/XXXX the borrower called in to verify if new insurance has been updated. On XX/XX/XXXX the borrower called in for total amount due and payment amount. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/03/2025
1486624901	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower made a payment and stated that they could not reinstate the account. On XX/XX/XXXX the Borrower called to make a payment and requested general account information. On XX/XX/XXXX the Borrower made a payment and stated that they would consider a repayment plan. On XX/XX/XXXX the Borrower stated that they had to replace XXX and XXX due to XXX. The hardship is now resolved, and they made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the Borrower made a promise to call back to discuss a workout option. On XX/XX/XXXX the Borrower called to discuss a repayment plan but cannot afford a XX-month plan. A modification was discussed but the Borrower was not interested. On XX/XX/XXXX the Borrower stated that the reason for default was due to excessive obligations. The Borrower had to make repairs to the property for XXX damage and had a car accident. The reinstatement total and a repayment plan were discussed. On XX/XX/XXXX the Borrower called to request a 401K letter. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to discuss the lender placed insurance, a repayment plan and made a payment.  There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624678	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to make a payment on the line of credit.  The borrower called on XX/XX/XXXX to make a partial payment and was advised they could not make a partial payment.  The borrower called on XX/XX/XXXX to process a payment for another account of his.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to inquire about payment plan due to XXX, the home was not damaged.  The borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624772	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact XX/XX/XXXX, on XX/XX/XXXX called in regarding payment and escrow analysis. On XX/XX/XXXX the borrower was called regarding claim, the borrower stated that check was cashed and was repaired, the servicer requested a copy of claim check and estimate for a final inspection. On XX/XX/XXXX the borrower called in regarding principal payments made. ON XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to cure loan. On XX/XX/XXXX the borrower called in to make sure payment posted to account, the borrower was told payment is still pending. On XX/XX/XXXX the borrower called in to request a payoff. On XX/XX/XXXX the borrower called in regarding payment increase and rate change. On XX/XX/XXXX the borrower was called regarding final inspection and was told once estimate is received an inspection can be completed. On XX/XX/XXXX the borrower called in to verify estimate received and was told inspection has been ordered. There was no futher borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower was called regarding claim, the borrower stated that check was cashed and was repaired, the servicer requested a copy of claim check and estimate for a final inspection. On XX/XX/XXXX the borrower was called regarding final inspection and was told once estimate is received an inspection can be completed. On XX/XX/XXXX the borrower called in to verify estimate received and was told inspection has been ordered. Comments on XX/XX/XXXX indicate DOL XX/XX/XXXX for XXX damage for $X.XX. There is no inidication of final inspection completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624201	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower’s family member stated that both borrowers have passed away and they are now the executor of estate. On XX/XX/XXXX, the borrower requested a reinstatement quote. On XX/XX/XXXX, the borrower promised to reinstate the loan. On XX/XX/XXXX, the borrower called in to make sure their funds have been received. On XX/XX/XXXX, the borrower needed assistance resetting their online account. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624467	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  there was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to request documentation to show HOI was paid.  The borrower called on XX/XX/XXXX for assistance resetting online password.  The borrower called on XX/XX/XXXX and was advised of terms from modification in XXXX that shows a $X.XX balloon payment.  The borrower called on XX/XX/XXXX and stated he made payment through XXX.  The borrower called on XX/XX/XXXX and made a promise to pay and a claim was open for damages.  The borrower called on XX/XX/XXXX and was provided total amount due, borrower refused workout options and asked to talk to loss draft department.  The borrower called on XX/XX/XXXX to check on status of documents and was advised they were received on XX/XX/XXXX.   The borrower called on XX/XX/XXXX and was advised of initial claim fund disbursement of $X.XX.  The borrower called on XX/XX/XXXX and stated did not know of payment increase.  The borrower called on XX/XX/XXXX and expressed frustration for the cost of repairs and claim funds not being enough to cover bids.  The borrower called on XX/XX/XXXX called to inquire if inspection was received.  The borrower called on XX/XX/XXXX to inquire about status of the claim and was advised documents were being reviewed.  The borrower called on XX/XX/XXXX to inquire if he will receive funds.  The borrower called on XX/XX/XXXX to inquire about funds disbursement and was advised a check for $X.XX was approved but has not been mailed out yet.  The borrower called on XX/XX/XXXX and was advised of approved draw of funds.  The borrower called on XX/XX/XXXX and was provided total amount due, the borrower stated they were trying to register online.  There was no further communication with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Notes reflected active claim for unspecified damages.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625314	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to ask for name of prior servicer and advised he has lender placed insurance.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected XXX damage to XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624976	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that the reason for default was due to being ill and scheduled a payment. On XX/XX/XXXX the Borrower stated that they mailed a payment on XX/XX/XXXX. The Agent advised that they would open a task to research the missing payment. On XX/XX/XXXX the Borrower stated that there is possible property damage. A claim packet was sent out to the Borrower. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the Borrower stated that there is possible property damage. The damage type was not clearly stated. A claim packet was sent out to the Borrower. There is no evidence that the claim was approved/denied. There is no indication that the repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486624619	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a payment and stated that the reason for default was due to excessive obligations. A repayment plan and modification option were discussed. On XX/XX/XXXX the Borrower stated that they received an escrow surplus check and wanted to know if they could cash the check. On XX/XX/XXXX the Borrower stated that the property has XXX damage and was transferred to the insurance department. On XX/XX/XXXX the Borrower called regarding a loss draft claim. The Borrower stated that back in XXXX they had filed a claim that was denied due to being unable to have the damage assessed. The Borrower stated that there was XXX that was covering the damage. The Borrower is ready to file another claim and was transferred to the insurance department. On XX/XX/XXXX the Borrower stated that the reason for default was due to excessive obligations and inquired about the payment that was made via the web. On XX/XX/XXXX the Borrower made a payment, and the Lender placed insurance was discussed. On XX/XX/XXXX the Borrower stated that they always make the payment at the end of the month. The Borrower had XX payments setup, and XX payment was returned. On XX/XX/XXXX the Borrower made a payment in the amount of $X.XX. The reason for default was due to servicing problems. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called regarding a loss draft claim. The Borrower stated that back in XXXX they had filed a claim that was denied due to being unable to have the damage assessed. The Borrower stated that there was a XXX. The Borrower is ready to file another claim and was transferred to the insurance department. A claim was filed on XX/XX/XXXX and the claim was denied on XX/XX/XXXX. There is no evidence that the repairs were 100% completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624565	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer inquired about supplemental taxes. The servicer advised if the bill was sent contact, they could request to be paid but they were not usually covered. On XX/XX/XXXX the borrower completed the welcome call and verified ACH drafts were set up online. XX/XX/XXXX the borrower called in to discuss the total due and confirmed payments made prior to the service transfer. The customer requested research to be conducted and provided bank statements with proof a payment in the amount of $X.XX on XX/XX. The servicer escalated the request and requested the pay history to be sent to the borrower. On XX/XX/XXXX the customer called in regarding a letter regarding a payment issue on the account. The servicer also confirmed the recent service transfer. XX/XX/XXXX the borrower discussed the total due on account and general information including the due date and grace period for payments to be made. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486624575	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The only borrower contact occurred on XX/XX/XXXX, the borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625192	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that the bankruptcy is coming to an end and was interested in a deferral. On XX/XX/XXXX loss mitigation options were discussed. On XX/XX/XXXX the Borrower stated that they are working on a loss mitigation application. A repayment plan was discussed. On XX/XX/XXXX an Agent informed the Borrower that a complete package was received. On XX/XX/XXXX the Borrower stated that they are trying to obtain a lower interest rate. On XX/XX/XXXX the Borrower called to check on the status of the modification. On XX/XX/XXXX the Borrower called to speak with the loss mitigation department regarding the County on the final modification documents. On XX/XX/XXXX the Borrower called to advise that the loan modification had the wrong County. The Agent advised that the County was correct. The reason for default was due to excessive obligation. On XX/XX/XXXX the Borrower called to advise that the payment they sent in for their loan modification will be returned. On XX/XX/XXXX the Borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that the payment was returned but they will be sending another payment via certified funds. On XX/XX/XXXX the Borrower called to confirm that the XXX payment was received and if automated payments were setup. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/04/2025
1486624509	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to know if there escrow surplus check could be applied to their escrow account. The customer stated they will deposit the check and call back to have it applied to their negative escrow. Contact with the borrower on XX/XX/XXXX and they stated they changed their insurance carrier. Contact with the borrower on XX/XX/XXXX and they stated their escrow increased and their insurance company never got the payment. The customer was informed to follow up. Contact on XX/XX/XXXX and they will make a payment online on the XX. Contact with the borrower on XX/XX/XXXX and they stated had curtailment of income but will be making a payment online. The customer declined a payment over the phone. Contact with the borrower on XX/XX/XXXX and they were impact by XXX they stated had some XXX damage and loss of power. The customer stated will contact insurance company. Contact with the borrower on XX/XX/XXXX and can not pay and the call she  fixed her property. Contact with the borrower on XX/XX/XXXX and they stated will make a payment on the XX/XX/XXXX got hit by XXX. Contact with the customer on XX/XX/XXXX and they stated will be paying on the XX and disconnected the call. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Agent spoke with the borrower on XX/XX/XXXX and they stated made payment on the website and their spouse gets their check on another date. No further contact with the borrower and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624258	XXXX	XXXX	XXXX	3
[3] Loan has evidence of title issue(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that they are unable to bring the loan current and could only make one payment. A modification application was emailed. On XX/XX/XXXX the Borrower stated that the reason for default was due to the death of a family member and requested a loss mitigation package. They stated that a Borrower is deceased and their parent is the executor of the estate. On XX/XX/XXXX the Borrower requested a loss mitigation application. On XX/XX/XXXX the Borrower called to check on the status of the loss mitigation application. On XX/XX/XXXX the Borrower called to check ont he status of the modification review. On XX/XX/XXXX the Borrower called to check on the status of the account and to confirm that the missing documents for the review were received. On XX/XX/XXXX an Agent requested a copy of the obituary from the Borrower. On XX/XX/XXXX the lender placed policy was discussed and the Borrower stated that they sent in the death certificate. On XX/XX/XXXX the Borrower stated that they mailed in the death certificate for the Co-Borrower and wanted to check on the status of the account. On XX/XX/XXXX the Borrower called to check on the status of the account. The Agent advised that the death certificate was received on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to check on the status of a reinstatement quote. On XX/XX/XXXX the Borrower stated that they will reinstate the loan once the quote is received. On XX/XX/XXXX the Borrower stated that they sent a wire in the amount of $X.XX. The reason for default was due to a death in the family.  On XX/XX/XXXX the Borrower called to check on the status of the modification review. The Agent advised that the application was denied and provided a reason. On XX/XX/XXXX the Borrower called to discuss the one-time draft letter. There has been no further contact with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a Junior federal lien on title. The lien was to be resolved in a judicial foreclosure however, the loan was reinstated. There is no evidence that the issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486625277	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party stated that their hardship is resolved and made a payment. On XX/XX/XXXX an authorized third party called to make a payment and promised to make another two payments in two weeks. On XX/XX/XXXX the Borrower stated that the reason for default was due to being ill. The hardest hit fund option was discussed. On XX/XX/XXXX the Borrower called to provide update insurance information. On XX/XX/XXXX an authorized third party called to make a payment. The Agent advised that a full reinstatement is required. A loss mitigation application was requested. On XX/XX/XXXX the Borrower called for a reinstatement quote. On XX/XX/XXXX an authorized third party called to obtain the email address for the loss mitigation department. On XX/XX/XXXX an authorized third party called to discuss the account. On XX/XX/XXXX and XX/XX/XXXX an authorized third party called to check on the status of the modification. On XX/XX/XXXX an authorized third party called to advise that they received the final modification documents and had questions. On XX/XX/XXXX the Borrower inquired about a home equity line of credit. On XX/XX/XXXX an authorized third party called to advise that a double payment was made in error and requested that one payment be refunded. On XX/XX/XXXX an authorized third party called to inquire about a check they received after making a double payment in error. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: HAF was denied on XX/XX/XXXX.
							02/28/2025	03/13/2025
1486624113	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an Agent informed the Borrower that they were on a repayment plan with the prior servicer but only made XX payments when the plan was terminated. The Borrower requested to speak to the single point of contact. On XX/XX/XXXX the Borrower called to follow up on a reinstatement quote and stated that they completed a repayment plan with the prior servicer. The Borrower is interested in another repayment plan. The reason for default was due to being ill. On XX/XX/XXXX the Borrower called to add a family member to the account as an authorized third party. An assumption was discussed and the Borrower requested to speak with the loss draft department. On XX/XX/XXXX the Borrower called to discuss reinstating the loan. On XX/XX/XXXX the Borrower wanted to know why the reinstatement quote and XXX billing statement were different. On XX/XX/XXXX the Borrower requested the wire instructions. On XX/XX/XXXX the Borrower stated that the reason for default was due to the Borrower being ill. The Borrower sent a payment via XXX to bring the account current. On XX/XX/XXXX the Borrower requested that the fees on the account be researched. The lender placed insurance was discussed and the Borrower requested a copy of the mortgage. The Borrower stated that there was a loss draft claim with the prior servicer and there should have been claim funds that were transferred over. The claim was for foundation damage that occurred on XX/XX/XXXX. The Agent provided the contact information for the loss draft department. On XX/XX/XXXX the Borrower stated that they will look into the settlement offer and call back if interested. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower stated that there was a loss draft claim with the prior servicer and there should have been claim funds that were transferred over. The claim was for foundation damage that occurred on XX/XX/XXXX. There is no evidence that claim funds were received or that the repairs were complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486624228	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer called in to discuss general information, had been experiencing health issues and inquired about options to bring the account current. The customer declined payment and planned to bring the account up to date by the end of the month. On XX/XX/XXXX the customer requested a XX month forbearance in order to pay on the past due amount. On XX/XX/XXXX the borrower discussed the returned payment and scheduled a payment draft of $X.XX for XX/XX/XXXX. On XX/XX/XXXX payment was made on the account. On XX/XX/XXXX the customer confirmed the banking information used in order to make last months payment. It was determined account not found. On XX/XX/XXXX the customer processed a payment due to the XXX payment being returned NSF due to an invalid account number. On XX/XX/XXXX a payment of $X.XX was made and mention of the service transfer was confirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX Disaster Number: XXX Declared on: XX/XX/XXXX XXX, but no damages reported.
							02/28/2025	02/11/2025
1486624648	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Notes from XX/XX/XXXX indicate the bankruptcy was filed by a third party.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact has been made with the borrower during the review period.   The loan has been in an active chapter XX since XXXX.  Notes indicate the bankruptcy was filed by a third party.
							02/28/2025	02/13/2025
1486624189	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and advised bankruptcy status is pending to be cancelled.  The borrower called on XX/XX/XXXX and stated she had a stroke and just got out of the hospital.  The borrower called on XX/XX/XXXX to request UBA form.  The borrower called on XX/XX/XXXX to inquire as to why funds were not taken from the account.  The borrower was advised on XX/XX/XXXX that lender placed insurance was placed on the property.  The borrower called on XX/XX/XXXX verify receipt of payment.  The borrower called on XX/XX/XXXX to inquire as to why funds were not drafted yet.  The borrower called on XX/XX/XXXX and stated their daughter would be calling in XXX payment.  The borrower called on XX/XX/XXXX to cancel a payment that was pending and will make a new payment the same day.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624477	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX regarding issues with the bankruptcy status.  The borrower called on XX/XX/XXXX and wanted the loan number.  The borrower called on XX/XX/XXXX about payments posted and bankruptcy status.  The borrower called on XX/XX/XXXX to ask about payment, advised no longer in bankruptcy on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to request XXX address and amount due.  The borrower called on XX/XX/XXXX to request billing statement.  The borrower called on XX/XX/XXXX to request payoff balance.  The borrower called on XX/XX/XXXX to check on interest rate.  The borrower called on XX/XX/XXXX and made a promise to pay.  The borrower called on XX/XX/XXXX to inquire about $X.XX fee showing on the account.  The borrower called to request payoff statement on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/09/2025
1486624426	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to obtain a copy of the 1098 tax form. There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they will be coming off of bankruptcy and will setup automated payments at that time. On XX/XX/XXXX the Borrower wanted to know when the next payment is due on the account. There has been no further contact with the Borrower. The loan is currently performing in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624591	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about options.  The borrower called on XX/XX/XXXX to confirm if he could make his first trial payment in cash at the bank.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX and stated reason for default as unemployment.  The borrower stated on XX/XX/XXXX that they are attempting to sell the property, the borrower was advised they could reinstate the loan but they would rather go through a short sale however on XX/XX/XXXX the borrower requested reinstatement be mailed to address on file.  On XX/XX/XXXX verbal authorization was given to the borrower's brother to speak on the account and requested reinstatement letter be resent via email.  Unauthorized third party called on XX/XX/XXXX to confirm payoff instructions.  The borrower called on XX/XX/XXXX to confirm the loan was reinstated and was advised the process is pending.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX requesting third party be added as authorized party.  Third party called called on XX/XX/XXXX to verify they were added as authorized party.  The borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624617	XXXX	XXXX	XXXX	3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. On XX/XX/XXXX, all loss draft funds were released and the claim was closed. As of the review date, there is no evidence that repairs are 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624216	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX The customer confirmed payment would be mailed in and confirmed a reduction in income.There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/05/2025
1486625138	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the servicers called to discuss the general status of the account and confirmed the first trial payment. On XX/XX/XXXX the borrower discussed a modification review and was informed on the options to appeal if needed. On XX/XX/XXXX and XX/XX/XXXX the borrower made a payment of $X.XX and discussed setting up two additional payments. On XX/XX/XXXX the customer discussed a trial modification. On XX/XX/XXXX the borrower confirmed the status on the account and general information. On XX/XX/XXXX the customer confirmed a financial hardship and planned to make a payment at a later date. On XX/XX/XXXX the borrower discussed options for the account. On XX/XX/XXXX post forbearance options were discussed and requested the current forbearance be extended. XX/XX/XXXX the customer confirmed payment information and home retention options. On XX/XX/XXXX the borrower expressed excessive obligations and scheduled a payment. On XX/XX/XXXX the servicer advised the payment system was down and planned to call back by the XX to make a payment. On XX/XX/XXXX the customer posted a trial payment for $X.XX. On XX/XX/XXXX the borrower discussed repayment options and planned to make additional payments to bring the account current. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX a payment of $X.XX was made. On XX/XX/XXXX the borrower discussed general information and declined options to help assist bring the account current. On XX/XX/XXXX the customer declined retention options and planned to bring the account current without assistance. A payment of $X.XX was also posted. On XX/XX/XXXX the borrower scheduled a payment of $X.XX and having excessive obligations. The servicer discussed workout options. On XX/XX/XXXX The customer confirmed a curtailment in income and discussed general information including workout options. There was no addition contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624654	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that they are filling out a loss mitigation application. On XX/XX/XXXX the Borrower stated that they sent in a loss mitigation application on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to speak with the foreclosure Attorney regarding a letter they received in XXX. On XX/XX/XXXX the Borrower called to discuss the charges on the account. On XX/XX/XXXX the Borrower called to check on the status of the modification review. The Agent advised that they would have to re-apply and sent out a new application. On XX/XX/XXXX the Borrower called to discuss loss mitigation assistance options. On XX/XX/XXXX the Borrower stated that they were approved by XXX, and they are sending funds to reinstate the account. On XX/XX/XXXX the Borrower stated that the reason for default was due to being impacted by Covid19. The Borrower called to confirm that the reinstatement funds were received. On XX/XX/XXXX the Borrower stated that they just got out of foreclosure and are waiting for a billing statement. On XX/XX/XXXX the Borrower declined to make a payment. On XX/XX/XXXX the Borrower stated that they received the billing statement and will be making a payment. On XX/XX/XXXX the Borrower called to verify that the updated proof of insurance was received. The call was transferred to a supervisor. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/07/2025
1486624989	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the customer on XX/XX/XXXX and they wanted to know what their options are. The customer stated they were impacted by Covid 19. The borrower also requested a reinstatement quote. Contact with the borrower on XX/XX/XXXX and they stated intend to sell the property and they need two more days. The borrower was informed to send buyers proof of funds via email. The customer contacted back later in the afternoon and they stated sent in buyers proof of funds via email. The customer was informed it can take up to 48 hours to reflect in the system. Contact with the borrower on XX/XX/XXXX and they spoke to an attorney and they were informed to ask for the department that handles home sales to postpone the foreclosure sale date of today. No further contact with the borrower. No contact from XX/XX/XXXX through XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625071	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact attempts but no contact until XX/XX/XXXX. Om XX/XX/XXXX, borrower called to verify insurance was being paid through the escrow account. Agent advised a research was opened and will have results in 5-7 business days. On XX/XX/XXXX, spoke with borrower and advised have to transfer call to Insurance Department as Insurance was not being paid through escrow. On XX/XX/XXXX, borrower called regarding cancellation and third party was authorized to speak, was advised of status of account. On XX/XX/XXXX, Borrower called regarding the Foreclosure and wanted to know why Realtors are calling. Agent advised the Foreclosure is public record. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/02/2025
1486624997	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  There was no further borrower contact.  The loan is current with no evidence of future delinquency.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/26/2025
1486624518	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to request late fee removal from account. On XX/XX/XXXX the borrower was called for payment and payment was processed. On XX/XX/XXXX the borrower called in for process to file an insurance claim. On XX/XX/XXXX the borrower was called for payment. On XX/XX/XXXX the borrower was called to confirm claim check was received. On XX/XX/XXXX the borrower was called for documents needed for claim process. On XX/XX/XXXX the borrower was called and informed of draw for claim. On XX/XX/XXXX the borrower called and stated will be working with insurance for additional funds for repairs. There was no futher borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called in for insurance information to file a claim. On XX/XX/XXXX a check for $X.XX for DOL XX/XX/XXXX was received. Comments on XX/XX/XXXX indicate damages for XXX. On XX/XX/XXXX an initial draw for $X.XX was sent to borrower. Comments on XX/XX/XXXX indicate the borrower is disputing claim with insurance for more funds to cover the repairs. The borrower stated once ready for next inspection they will call to request.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/04/2025
1486624398	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for loan status and requested reinstatement quote. On XX/XX/XXXX the borrower called in to have reinstatement quote emailed over to them. On XX/XX/XXXX the borrower called in for auto pay form to be sent via email. On XX/XX/XXXX the borrower was called for payment, the borrower stated will be make payment online today. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486624728	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they made a payment. Contact with the borrower on XX/XX/XXXX and they wanted to know about workout options and then the call dropped. Contact with the borrower on XX/XX/XXXX and provided the Hud counseling line and past due payments. Contact with the borrower on XX/XX/XXXX and they were informed the modification was incomplete and they will need to redo the whole package. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to get a copy of the promissory Note. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they wanted to know about Corporate Advance Fees. Contact with the borrower on XX/XX/XXXX and they wanted to get a copy of the payment history so they can prove to the refinance Company they have never been late. Contact with the borrower on XX/XX/XXXX and they wanted to know if they have a lien and they were informed they do not. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/01/2025
1486625379	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. The loan was in foreclosure on hold with active loss mitigation efforts. On   XX/XX/XXXX the borrower called to discuss the loan status. On XX/XX/XXXX-XX/XX/XXXX borrower discussed assistance options.  On XX/XX/XXXX final modification document approved with XX payment due XX/XX/XXXX. On XX/XX/XXXX- XX/XX/XXXX The borrower called to discuss and accept the modification. The foreclosure was closed on XX/XX/XXXX due to the completed modification. No further contact noted with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486625367	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to obtain the wire information. On XX/XX/XXXX the Borrower wanted to know if the foreclosure sale could be postponed as they are gathering funds to reinstate the account. On XX/XX/XXXX the Borrower stated that the reason for default was due to Covid19, and they will be sending the reinstatement funds via wire. On XX/XX/XXXX the Borrower stated that they sent funds to reinstate the account. The Agent confirmed that the funds were received and are in the process of being applied. On XX/XX/XXXX the Borrower requested assistance with logging into the web portal. On XX/XX/XXXX the Borrower stated that they already made a payment via the website. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to confirm that the loan is current. On XX/XX/XXXX the Borrower scheduled a payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486624430	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer's attorney called in to request assistance and was informed on needed documentation. On XX/XX/XXXX the servicer confirmed with attorney firm that the state assistance the customer applied for also required a home preservation review. XX/XX/XXXX the servicer confirmed the foreclosure status of the account with the authorized attorney firm. On XX/XX/XXXX the attorney discussed the need for profit and loss statement for the customers business in order to complete the full retention review. On XX/XX/XXXX the customer was told the two most recent paystubs were needed in order to review home retention options and the customer planned to send in that day. On XX/XX/XXXX the borrower called in to discuss the status of the loan and intends to retain the home, as well as requested assistance options. On XX/XX/XXXX the customer discussed still being impacted by Covid and experiencing a long-term financial hardship. The borrower was working part time but still interested in assistance to keep the home. On XX/XX/XXXX the customer requested a forbearance extension. On XX/XX/XXXX the customer discussed and agreed to a modification and the terms presented. On XX/XX/XXXX the customer agreed to make a payment at a branch and confirmed unemployment. There was no addition contact and the loan is now performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/24/2025
1486624867	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX- XX/XX/XXXX borrower called to discuss the modification. This was denied. On XX/XX/XXXX-XX/XX/XXXX borrower called to reapply for the modification. Also discussed deceased family member. This was denied on XX/XX/XXXX due to unable to reach target debt to income. On XX/XX/XXXX-XX/XX/XXXX approved HAF with funds received. XX/XX/XXXX borrower made a payment. On XX/XX/XXXX borrower called to discuss the payment and how applied. XX/XX/XXXX HAF program complete. A payment was made on XX/XX/XXXX. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624330	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they were informed of the missing documents for the modification. Contact with the borrower on XX/XX/XXXX and they were inquiring about the modification and they were informed missing documents were not received and they would need to reapply. The customer wanted to know the sale date and they were informed not sure yet and they requested a manager. The customer also stated has XXX damage and may be filing a claim. The customer requested a reinstatement quote on the loan. Contact with the borrower on XX/XX/XXXX and they stated got laid off during covid and going through a divorce. The customer is still interested in loss mitigation options. Contact with the customer on XX/XX/XXXX and they stated sent retention documents via email. Contact with the borrower on XX/XX/XXXX and wanted to confirm the modification documents were received. The customer was informed they were received on XX/XX/XXXX and to allow three to five business days. Contact with the borrower on XX/XX/XXXX and they were informed need one month recent paystub. Contact with the customer on XX/XX/XXXX and they were informed the paystubs were not legible and the customer stated they will resend. Contact with the borrower XX/XX and XX/XX and confirmed complete package was received. Contact with the borrower on XX/XX/XXXX and they were informed foreclosure on hold. Contact on XX/XX/XXXX and they were informed the file is in underwriting for the modification. Contact with the borrower on XX/XX/XXXX and information was verified and then the customer disconnected the call. Contact with the borrower on XX/XX/XXXX and provided the Hud assistance hotline. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and final modification was not sent back. Contact with the customer on XX/XX/XXXX and they requested a reinstatement quote to be sent via email. Contact with the customer on XX/XX/XXXX and they requested the reinstatement letter be resent to them. Contact with the borrower on XX/XX/XXXX and they are going to try and get money from their 401 k to reinstate the loan. Contact with the borrower on XX/XX/XXXX and they wanted another reinstatement quote to be sent to them. Contact with the borrower on XX/XX/XXXX and confirmed their payment was received and they are current. The customer was informed there is no escrow shortage. No contact from XX/XX/XXXX through XX/XX/XXXX and the loan was current. Spoke to the borrower on XX/XX/XXXX and they wanted to know what the fees were and they were informed attorney fees and property inspections. The borrower also wanted to know about the check they got and they were informed it was for surplus. No further contact with the customer and the loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/02/2025
1486624879	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss their modification. On XX/XX/XXXX, borrower called to speak to their agent, but call dropped before they could be transferred. On XX/XX/XXXX, borrower called in to talk to his agent, wanting to know why he is due for XXX if on the modification said he needs to pay starting XXX. Agent reviewed the documents and explained to him payments start in XXX, but he had already made that payment in XXX. Borrower understood, but asked why deceased co-borrower is still showing and agent advised they would have to send a written request for their removal. No further contact evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625149	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer verified payment history information and if funds posted toward the XXX payment was correctly applied. The servicer confirmed it was showing as being applied toward a regular payment. On XX/XX/XXXX the customer verified if there were any unapplied funds from XXX and processed a payment on the account. The servicer researched the request and confirmed funds were applied to a regular payment. On XX/XX/XXXX the borrower verified the total due and late payment information. On XX/XX/XXXX the customer verified general account information and was provided with payment options by the servicer. On XX/XX/XXXX the borrower scheduled a payment of $X.XX. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486624419	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and wanted to confirm they received the correct modification documents. Contact with the customer on XX/XX/XXXX and they wanted to speak to the insurance department. Contact with the borrower on XX/XX/XXXX and the documents were received but the notary signed and dated on XX/XX/XXXX and the customers signature was dated on XX/XX/XXXX. The customer requested new documents. The customer inquired about what will happen on the past due payments and they were advised they do not have the modification that can place the past due payments on the back of the loan. The customer was upset and stated will file a lawsuit if the representatives mistake is not corrected. The borrower called back requesting a supervisor and they were informed will have someone contact them back. Contact with the borrower on XX/XX/XXXX and they were following up and stated have not had a supervisor return their call and they were informed to allow 24-48 hours. The borrower then asked if the modification documents were sent out and they were informed they have been. Contact with the borrower on XX/XX/XXXX and they stated they still have not gotten the loss mitigation package yet and they were informed it can be emailed to their address and borrower agreed. The customer then requested the insurance department. The customer did ask for a supervisor after explaining the modification issue and the agent noted began cursing and hung up. Contact with the borrower on XX/XX/XXXX and the insurance check was sent to the wrong address. The agent spoke to the borrower on XX/XX/XXXX and they stated they did receive the loan package. Contact  was made with the borrower on XX/XX/XXXX and they were informed the modification was previously declined and she stated was made aware and completing the new package now. The customer also requesting a statement be sent to her for the past due payments. Contact was made with the customer on XX/XX/XXXX and they were informed of missing documents and paystubs were received. The borrower was informed to allow some time for processing. Contact with the borrower on XX/XX/XXXX and they were informed the paystubs were received. Contact with the borrower on XX/XX/XXXX and they were upset the file was not in underwriting and requested a supervisor. The customer was transferred and they stated previous agent told them no payments would be due to modify the loan. The customer was informed XX payments are due to modify the loan. The customer stated they were not aware and to please review the loan notes per that agent. The borrower stated will sent the payment XXX. Customer contact was made on XX/XX/XXXX and they were informed a decision will be made by XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they were informed the modification was denied due to Debt to income ratio. The customer was highly concerned and state previous servicer approved them previously and they will be contacting an attorney. Contact on XX/XX/XXXX and the customer stated they have a discrepancy and the loan was sent to obd for review. Contact with the borrower on XX/XX/XXXX and they were informed previous modification was denied and they disagreed with it and stated an attorney will be contacting them. Contact with the borrower following up again on XX/XX/XXXX and they were still upset about the modification and asked for every previous person that they has already talked to per the notes. The agent then noted the customer hung up. Contact with the borrower on XX/XX/XXXX and they stated have an insurance claim and wanted to know if the loan is in foreclosure will it be an issue and the customer was informed it could be. The agent documented the customer still plans to get an attorney. Contact with the borrower on XX/XX/XXXX and they were informed the new loss mitigation documents were sent out. The agent documented the customer thought the foreclosure would be stopped and requested a supervisor. The customer was informed only after the loss mitigation is approved and to send a request in writing. Contact with the borrower on XX/XX/XXXX and the agent noted the customer stated their attorney is suing and why the calls. The agent stated the loan is not current and there is nothing stopping the calls. Contact with the borrower on XX/XX/XXXX and they stated have a claim on the house and agent noted they are highly concerned and stated their attorney is their assistant. Contact with the borrower on XX/XX/XXXX and a loan modification was offered and they stated that is why they are suing and they will have their attorney be the main contact. Contact on XX/XX/XXXX and the customer was informed the modification was approved and the documents will be provided soon. The customer also wanted to discuss the claim and be transferred to the insurance department. Contact with the borrower and they were checking status of the claim and they wanted a supervisor as they are in desperate need of repairs for their property. The customer was informed of four hour call back.  Contact with the borrower on XX/XX/XXXX and they were informed need 100% inspection to disburse final funds and flooring still needs repairs. Contact with the borrower on XX/XX/XXXX and wanted to confirm payment and make sure the loan will not report thirty days. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the customer on XX/XX/XXXX and they stated are ready to have the inspector come and the customer was informed will contact them in five to seven business days. No further contact with the borrower and the loan remains current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/06/2025
1486625079	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the customer on XX/XX/XXXX and they were inquiring about the claim funds from the previous servicer. The customer stated they completed required documents and they were informed they are in the process of being reviewed. Contact with the customer on XX/XX/XXXX and they were following up on the claim and they were informed the documents are still being reviewed. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX and the loan was performing. Contact with the customer on XX/XX/XXXX and they stated they wanted to set up autopay. The customer was sent the auto pay form via email. Contact with the borrower on XX/XX/XXXX and they requested to have the auto pay form sent via email. No further contact with the borrower and the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624995	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and confirmed the account is in foreclosure, the borrower inquired about deed in lieu but intends to retain the property.  The borrower called on XX/XX/XXXX to verify payment was posted to the account.  The borrower called on XX/XX/XXXX to inquire about options.  The borrower called on XX/XX/XXXX stating they could not make a payment.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  There was no further borrower contact.  The loan is current with no evidence of delinquency.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486624407	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that they are mailing out the loss mitigation package. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to advise that they mailed out the loss mitigation package. On XX/XX/XXXX the Co-Borrower called to confirm that the loss mitigation package was received. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Co-Borrower called to check on the status of the modification review. On XX/XX/XXXX the Co-Borrower requested a copy of the letter of determination and requested the status of the account.  On XX/XX/XXXX an authorized third party was advised that the modification was denied and explained the cause of denial. On XX/XX/XXXX an authorized third party called to follow up on the loss mitigation and appeal process. On XX/XX/XXXX the Borrower called to confirm that the appeal letter was received. On XX/XX/XXXX an Agent informed the Borrower that the modification appeal was denied. On XX/XX/XXXX an authorized third party called to discuss the modification denial and requested a reinstatement quote. On XX/XX/XXXX the Borrower stated that they are working on other retention options. The reason for default was due to Covid19. On XX/XX/XXXX an Agent was discussing the loan with the Borrower and the call was abruptly disconnected. On XX/XX/XXXX the Borrower called to discuss workout options.  On XX/XX/XXXX an authorized third party called to discuss a modification workout. On XX/XX/XXXX the Co-Borrower called for assistance with the loss mitigation application. On XX/XX/XXXX the Borrower called to check on the modification status. On XX/XX/XXXX the Borrower stated that the reason for default was due to being Covid19 impacted.  The Borrower stated that they were approved for a modification and wanted to know when the correspondence will be sent out. On XX/XX/XXXX the Borrower stated that they forgot to send the payment with the final modification documents. The Agent advised that they could make a one--time payment by phone. On XX/XX/XXXX the Borrower called to confirm that the account is current. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on XX/XX/XXXX indicate that there is a UCC lien on title. There is no evidence that the issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486624534	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled XX payments. On XX/XX/XXXX, the borrower called make sure their payment had been received. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486625378	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the authorized was provided with the HUD information phone number and discussed lender insurance. The servicer also confirmed the total due on the account. On XX/XX/XXXX the authorized caller verified lender placed insurance and trial modification information. On XX/XX/XXXX the servicer verified the loss mitigation review would take up to 30 days. XX/XX/XXXX the authorized party called in about missing documents. The authorized agreed to send in the loss mitigation documents and bank statements. On XX/XX/XXXX the customer discussed the trial modification and documents needed for review. On XX/XX/XXXX the customer called in to discussed needed documents to be reviewed and how the income reported was of the deceased. The customer verified a new profit and loss would be sent in. On XX/XX/XXXX the borrower called in regarding title issues and asked if an heirship would help. The servicer advised it was not a guarantee and to seek council advise. XX/XX/XXXX the customer called to make their monthly payment and requested a review to lower the monthly payment. XX/XX/XXXX the borrower confirmed probate documents would soon be sent in. On XX/XX/XXXX the customer processed a payment. The servicer requested probate documentation, but they had not been received yet. The customer planned to send in once obtained. On XX/XX/XXXX the customer advised they would be seeking a probate attorney to help with the title documents. On XX/XX/XXXX the borrower discussed the payment due date on the XX of each month and would need to be made in order to not break the trial plan offered. On XX/XX/XXXX the borrower verified the payment was too high and would not be able to afford the home. The servicer discussed the option for retention options and would need documentation to prove income with a profit & loss statement. On XX/XX/XXXX the borrower called regarding the notice of default. It was confirmed self employment  was causing a hardship and was in need of assistance options. On XX/XX/XXXX an outbound call was made to confirm general information and the home retention review would be completed within 72 hours. On XX/XX/XXXX and XX/XX/XXXX the customer advised on not being able to afford the home. The borrower requested a lower interest rate and inquired about options to help keep the home with more reasonable terms. On XX/XX/XXXX the customer followed up on the home preservation review. The servicer confirmed the welcome packet was never received back and would need to be sent in. XX/XX/XXXX the borrower discussed the account status and declined the modification offer. The borrower confirmed being self employed and the modification terms and payment would need to be lowered in order to afford. On XX/XX/XXXX the customer returned the servicers call and confirmed the inability to make a payment. The customer requested assistance. On XX/XX/XXXX the borrower called to verify the status of the forbearance. It was said the forbearance would end in XXX. The customer planned to call back then for additional assistance. On XX/XX/XXXX the customer called in about post forbearance options. The servicer confirmed the forbearance plan would end in XXX and could follow up in additional assistance was needed at that time. There was no addition contact and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/01/2025
1486624230	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer was at work and planned to discuss the account at a later date. On XX/XX/XXXX the borrower was not interested in home preservation options and confirmed impacted by Covid. On XX/XX/XXXX the customer was informed of the forbearance plan and how the payments move to the end of the loan and move the maturity date to a later time.There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625013	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and loan was in foreclosure. Contact with the borrower on XX/XX/XXXX and they stated Marital Issues. The customer is requesting a reinstatement good through XX/XX/XXXX. Spoke to the customer on XX/XX/XXXX and they had requested a reinstatement quote and got a payoff instead. Contact with the customer on XX/XX/XXXX and they requested the wire instructions to send the reinstatement funds. Contact with the borrower on XX/XX/XXXX and they made the reinstatement payment yesterday afternoon. The customer was informed still not showing in the notes. The borrower stated will send over the transaction information. The customer followed up on XX/XX/XXXX and stated concerned the funds for reinstatement have not posted yet. The customer was informed should be fine but a request can be sent to delay the foreclosure. Contact with the customer on XX/XX/XXXX and they are upset the foreclosure sale date is set for XX/XX/XXXX and they wired the funds last week. The customer provided all the information and they were informed there will be a foreclosure stop until the funds post and that should take 24/72 hours. on XX/XX/XXXX the borrower followed up and they were informed the funds were received and they were concerned the account still shows foreclosure and they were informed the foreclosure will fall off when the funds post. No further contact with the customer and the loan remained current. Attempts were made to contact the borrower regarding a settlement campaign offer go through XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486624697	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to confirm payment receipt.  The borrower called on XX/XX/XXXX and was provided repayment options.  The borrower called on XX/XX/XXXX and stated reason for default as death in the family.  The borrower called on XX/XX/XXXX to confirm payment amount.  The borrower made a promise to pay on XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486624961	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to pay the escrow shortage on the account. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625010	XXXX	XXXX	XXXX	3
[3] Property Damage - XXX - No evidence of resolution

[3] There is evidence of property damage.

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they already made a payment. On XX/XX/XXXX a settlement offer was discussed with the Borrower. On XX/XX/XXXX the Borrower called to discuss the settlement offer and made a promise to make the XXX payment in a week. On XX/XX/XXXX the Borrower stated that they may have been impacted by XXX and will call back if additional information is needed. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower stated that they may have been impacted by a XXX. On XX/XX/XXXX an email was received from the Borrower stating that they filed a claim for property damage on XX/XX/XXXX. A claim packet was mailed to the Borrower. There is no evidence that a claim check was received or that the claim was approved/denied.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624260	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding trial modification and was told to continue to make trial payments. On XX/XX/XXXX the borrower was called regarding loan status. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment and set up auto pay. There was no further borrower contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624826	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they wanted the total amount due and they stated plan to reinstate with their tax return. Contact with the borrower on XX/XX/XXXX and they had a curtailment of income but wanted to have an updated reinstatement quote. The customer accepted to have the quote emailed to them. Contact with the customer on XX/XX/XXXX and they were following up on the reinstatement quote that were hoping to have it and the customer was informed will put in an urgent request and for them to contact back on XXX. On XX/XX/XXXX the customer followed up for the reinstatement quote and they were informed will open the task. On XX/XX/XXXX and they followed up on the reinstatement quote and they were informed it is showing to be completed tomorrow on XX/XX/XXXX. Contact on XX/XX/XXXX with authorized customers bank and they stated will be wiring the funds for the reinstatement today via bank wire. Contact on XX/XX/XXXX and confirmed the funds were received and the foreclosure has been removed. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX and attempts were made. Contact with the customer on XX/XX/XXXX and they stated the payment was returned due to incorrect bank account information. Contact with the borrower on XX/XX/XXXX in regards to payment dispute with the incorrect bank account. No further contact with the borrower and the loan remained current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624781	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an Agent went over the mortgage statement details with the Borrower. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called regarding the delinquent tax bill and wanted to make sure that the issues with the monthly payment was corrected. On XX/XX/XXXX the Borrower called to make a payment and was advised that they need to send certified funds. On XX/XX/XXXX the Borrower called to check on the status of a payment that was sent in. On XX/XX/XXXX the Borrower was advised that they need to make certified payments from now on due to having a history of returned payment. The wire instructions were provided. The reason for default was due to servicing problems. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486624884	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was advised of signed modification agreement.  The borrower called on XX/XX/XXXX to advise final modification was being worked.  The borrower called on XX/XX/XXXX and was advised signed modification was received.  The borrower called on XX/XX/XXXX and made a promise to pay.  The borrower called on XX/XX/XXXX and was advised additional payment was made on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and inquired about modification status and why it wasn't posted.  The borrower called on XX/XX/XXXX and was advised of total amount due.  The borrower called on XX/XX/XXXX and XX/XX/XXXX and stated reason for default as death of family.  The borrower called on XX/XX/XXXX to confirm due date.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX and stated they mailed in a payment.  The borrower called on XX/XX/XXXX and stated she already mailed in a payment on the XX.  The borrower called on XX/XX/XXXX and stated they mailed the payment last weekend.  The borrower called on XX/XX/XXXX and said she mailed a payment the day before.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624128	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they wanted to cancel their ach payments. The customer was informed they need to go online and they stated they did and they were informed it is past the draft date and they were informed need to send in writing. The customer was having excessive obligations. Contact on XX/XX/XXXX and they wanted to set up a payment. Contact on XX/XX/XXXX and they set up payment arrangements. No contact with the customer from  XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they wanted to cancel the auto draft payment and they were informed there is no guarantee. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to cancel auto draft and set up a post dated payment.  The customer said it is hurricane season. Contact with the customer on XX/XX/XXXX and they wanted to know if they payment they scheduled on XX/XX/XXXX will be taken out on XX/XX/XXXX. The borrower was informed the payment is still pending. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486624259	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they are not ready for an inspection. On XX/XX/XXXX the Borrower made a promise to pay and stated that the reason for default was due to excessive obligations. On XX/XX/XXXX the Borrower made a payment and stated that the reason for default was due to the death of a family member. On XX/XX/XXXX the Borrower made a promise to pay, and loss mitigation options were discussed. On XX/XX/XXXX the Borrower stated that the reason for default was due to the death of a family member. A repayment plan was discussed, and the Borrower accepted a XX-month plan. On XX/XX/XXXX the Borrower stated that they were at a funeral and made a promise to call back. On XX/XX/XXXX an authorized third party stated that their spouse passed away on XX/XX/XXXX. The repayment plan was discussed, and the Agent requested a copy the death certificate. On XX/XX/XXXX an Agent informed the Borrower that there are XX payments left on the repayment loan. A payment was scheduled. On XX/XX/XXXX the Borrower called to inquire about a payment issue and to have the funds released for the completed repairs. A 100% inspection was requested. There has been no further contact with the Borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was terminated on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The Borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. The claim was classified as monitored. On XX/XX/XXXX a final inspection was ordered but the results have not yet been received. The final draw is pending receipt of a 100% inspection, and the claim is currently active.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625174	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower declined assistance options and promised a payment. On XX/XX/XXXX the borrower promised a payment to bring the loan current. On XX/XX/XXXX the borrower stated was unable to rent the property. Also made a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower gave authorization to contact through recorded messages. No further contact made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624704	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX a new claim was filed for XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX a claim check was received in the amount of $X.XX. The claim was classified as non-monitored and the check was endorsed and released. There is no evidence that the repairs were 100% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no communication with the Borrower from XX/XX/XXXX through XX/XX/XXXX. There have been 38 separate attempts to contact the Borrower and 1 skip trace attempt in the last 12 months. On XX/XX/XXXX a new claim was filed for XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX a claim check was received in the amount of $X.XX. The claim was classified as non-monitored and the check was endorsed and released. There is no evidence that the repairs were 100% completed. No other detrimental issues were noted. The loan is currently performing.
							02/28/2025	03/17/2025
1486625191	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was provided workout options and total amount due.  The borrower called on XX/XX/XXXX stated a payment was scheduled for XX/XX but no funds came out and was advised no payment was scheduled.  The borrower called on XX/XX/XXXX and was provided total amount due and stated reason for default as excessive obligations.  The borrower called to make a payment on XX/XX/XXXX and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to cancel a payment that was scheduled.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to cancel payment due to being in the hospital.  The borrower stated on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX and stated reason for default as illness of borrower and made a payment.  The borrower called to schedule a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486624474	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about a foreclosure notice they received and was advised there was no foreclosure on the account.  The borrower called on XX/XX/XXXX to make a payment and was advised they could not use a debit card.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: n
							02/28/2025	03/14/2025
1486624415	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding loss mitigation options. ON XX/XX/XXXX the  borrower called in regarding deferral options. On XX/XX/XXXX called in to verify deferral was processed. The servicer confirmed deferral processed. On XX/XX/XXXX the borrower called in to request a modification review. On XX/XX/XXXX the borrower was called for documents needed for modification review. On XX/XX/XXXX the borrower called in for update on modification review and was told loan is in review. On XX/XX/XXXX the borrower called in for update and was told of modification denial, and stated will be reinstating account. There was no further contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486624097	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX- XX/XX/XXXX the borrower called to discuss the modification. Borrower also made a payment. On XX/XX/XXXX-XX/XX/XXXX borrower called to discuss assistance options. On XX/XX/XXXX and XX/XX/XXXX borrower made a payment. On XX/XX/XXXX the modification was completed. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX borrower made a payment. On XX/XX/XXXX and XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower called to confirm XX/XXXX payment was made. On XX/XX/XXXX-XX/XX/XXXX borrower called to discuss tax exemptions. On XX/XX/XXXX-XX/XX/XXXX borrower made a payment and requested the 1098 tax form. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486625110	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called in regarding service transfer and asked about maturity date,  The borrower believes it is incorrect. The servicer advised the loan was modified by the prior servicer and advised the loan is not ready to review yet. The borrower stated they do not want to be contacted.  The servicer deactivated the phone number.  On XX/XX/XXXX the borrower called in regarding delinquent tax notice.  The servicer advised the borrower they would review and to allow up to 10 days.  No further communication with the borrower.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The modification was completed by the prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625049	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact from the customer from XX/XX/XXXX through XX/XX/XXXX. Spoke to the customer on XX/XX/XXXX and they wanted to make the final trial modification payment. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts were made. Contact with the borrower on XX/XX/XXXX and they stated their daughter passed away in a car accident. The customer set up a payment. Contact with the customer on XX/XX/XXXX and they set up two payments. The customer stated due to hardship was unable to make a payment prior. Contact with the customer on XX/XX/XXXX and they wanted to change their auto draft from the XX to the XX. Contact with the borrower on XX/XX/XXXX and they wanted to change their auto pay again from the XXX to the XXX of XXX. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/18/2025
1486624445	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower reached out regarding hardship and options to bring loan current the borrower was told to contact servicer to set up a repayment plan. On XX/XX/XXXX the borrower called in to request a deferral. On XX/XX/XXXX the borrower called in to accept the deferral offer.  There was no further contact made with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624692	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to inform agent that he put a stop payment on last check, and not to cash it. On XX/XX/XXXX, borrower stated the XXX payment was sent to the previous servicer. On XX/XX/XXXX, borrower siad they were sending proof of XXX payment. On XX/XX/XXXX, borrower called regarding payment posting. On XX/XX/XXXX and XX/XX/XXXX, borrower called regarding missing payment. On XX/XX/XXXX, borrower called to inform agent that he sent payment XX/XX/XXXX. On XX/XX/XXXX, borrower called to go over the account status. Agent advised the monthly payment is still outstanding. Borrower stated he has made all his payment on time and he can send proof of payment to us again for the last XX months. On XX/XX/XXXX, borrower called regarding payment due date, and that he should not be due for XXX because he sent in proof that he has made his payments. Agent advised  him that they did get that information and that they responded to that he was still due for XXX. Borrower was upset stating he will make another payment for XXX so that we stop calling him and hung up. On XX/XX/XXXX, borrower called to confirm payment. On XX/XX/XXXX agent informed borrower of due date of XX/XX/XXXX, and offered autopay, which he declined. Borrower stated he is calling to state that there was a late payment on his credit report that he wanted to dispute on XX/XX/XXXX and the agent informed him that he would need to send in proof of payment. Borrower stated that he had sent over an email with this information, and is calling to check the status to see if this can be corrected. Agent checked file and saw email that was sent from customer service on XX/XX/XXXX, and went over the email with him. Borrower stated that he had to go to a meeting and wanted to know if they can fix his report. Agent put in the credit bureau dispute with the verbal task request to be sent to his email address. On XX/XX/XXXX, borrower stated he was behind but was trying to stay ahead of the payment. Agent discussed credit concerns. On XX/XX/XXXX, borrower called for nest due date. On XX/XX/XXXX, agent called borrower to discuss settlement amount, and borrower responded by calling it ridiculous. On XX/XX/XXXX, borrower called to discuss escrow analysis. On XX/XX/XXXX, borrower called to request escrow shortage to be spread over XX months. On XX/XX/XXXX, borrower called to verify payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624578	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to discuss loss mitigation options. On XX/XX/XXXX the Borrower stated that they were impacted by Covid19 and wanted to discuss loss mitigation assistance options. On XX/XX/XXXX the Borrower stated that the reason for default was due to being ill. The Borrower wanted to discuss the settlement offer and requested a copy of the payment history for year XXXX and XXXX. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486624110	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Due to active bankruptcy for the duration of the review period there was no borrower contact and no attempts to contact the borrower.  The loan is current with active chapter XX bankruptcy.
							02/28/2025	03/10/2025
1486625082	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was advised of total amount due.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/03/2025
1486624409	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they were informed of the missing documents for the modification. Contact with the borrower on XX/XX/XXXX and they wanted the email to send in the missing documents. Contact with the borrower on XX/XX/XXXX and they were informed the missing documents were not received. The customer will need to reapply. Contact with the borrower on XX/XX/XXXX and the completed package was received. Contact with the borrower on XX/XX/XXXX and they were informed to please allow time for processing. Contact with the borrower on XX/XX/XXXX and they stated will sell another property to resolve TAD. Contact with the borrower on XX/XX/XXXX and they wanted to see if there were any updates on their appeal and they were informed not as of yet. Contact with the borrower and they were informed will need to redo the modification appeal. The customer states they plan to sell another property and bring the loan current. Contact with the borrower on XX/XX/XXXX and they were informed their appeal was denied. The customer stated they are selling their rental property and will use the proceeds to bring the loan current. Contact with the borrower on XX/XX/XXXX and they wanted the reinstatement amount and where to wire the funds. Contact with the borrower on XX/XX/XXXX and they wanted to know if the funds were received to reinstate the loan and they were informed not yet. Contact with the Co-borrower and they wanted the missing documents for the loss mitigation package. Contact with the borrower on XX/XX/XXXX and they wanted to know if the reinstatement had been processed and they were informed it can take 48 to 72 hours. Contact with the borrower on XX/XX/XXXX and XX/XX/XXXX and they where checking on the funds for reinstatement they sent on XX/XX/XXXX. The customer provided the address they sent it to and they were informed that is for wires only not for checks. Contact with the customer on XX/XX/XXXX and they were following up on reinstatement funds sent last week and they were informed to allow three to five business days. Contact with the borrower on XX/XX/XXXX and they requested reinstatement quote through XX/XX/XXXX and stated they previously had curtailment of income. No further contact with the borrower and the loan was brought current with the funds wired for reinstatement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624310	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. The loan was previously in a contested foreclosure. The Borrower was approved for a modification and the loan was modified effective XX/XX/XXXX. No other detrimental issues were noted. The loan is currently performing.
							02/28/2025	03/09/2025
1486624992	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to confirm if HAF funds arrived and was advised there was no record of funds.  The borrower called on XX/XX/XXXX and advised he was approved for HAF.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and stated HAF is sending in escrow shortage.  The borrower phone in a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: n
							02/28/2025	03/20/2025
1486624924	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX the borrower called in and wanted to discuss a letter received about foreclosure.  The wanted to know if they had any options available so they wouldn't lose their home.  The servicer offered to send a reinstatement quote .The servicer also sent documents to apply for a modification. The servicer provided information regarding income documents needed.  On XX/XX/XXXX the borrower called in for the email address to send in missing documentation. The borrower advised XXX approved them for a grant.  The borrower wants to come up with the difference to bring the account current.  On XX/XX/XXXX the borrower called in upset stating the servicer was providing mis-information since the application is still incomplete. The servicer advised they are still missing documentation.  The servicer advised they are waiting for documentation from borrower 2.  Borrower 2 does not live in the property.  The servicer advised borrower 2 will need to cooperate or sign a quit claim deed.  The borrower is working with the state and wants to be set-up on a repayment plan.  The servicer advised they will need approval from the state to review.  The borrower called in on XX/XX/XXXX and wanted to make partial payments.  The servicer advised they cannot accept partial payments while the loan is in foreclosure.  The borrower requested to contact a supervisor.  The servicer added the borrower to a list and advised 24-48 hours for a call back.  OnXX/XX/XXXX the borrower called in and said they are still waiting on a reinstatement and payoff. The servicer ordered a 30 day reinstatement.  On XX/XX/XXXX the borrower stated they have not yet received the reinstatement quote.  The servicer went over the reinstatement quote and wiring instructions.  On XX/XX/XXXX the borrower called in and stated they keep requesting the reinstatement quote to be emailed and have not yet received it.  The servicer advised they would escalate to a supervisor for the quote to be emailed.  On XX/XX/XXXX the borrower confirmed the reinstatement quote has been received and wanted to verify the amount is correct.  The borrower advised they are waiting on funds to be received.  The borrower advised will they will do an ACH.  The servicer advised the funds will need to be certified and provided wire instructions. On XX/XX/XXXX the borrower stated they are at the bank and ready to send reinstatement funds and confirmed wire instructions. The account was reinstated on XX/XX/XXXX and has been performing since.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486625206	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The only borrower contact occurred on XX/XX/XXXX, the borrower called to made a payment and confirmed lender placed insurance.  There was no further contact with the borrower despite multiple attempts.  The loan is current with no evidence of delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624178	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in for wire instruction to reinstate the loan. There was no borrower contact made after XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/09/2025
1486624137	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and provided authorization to speak to bankruptcy lawyer.  The borrower called on XX/XX/XXXX and was advised of total amount due and foreclosure status, borrower became upset and intends to contact attorney.  The borrower called on XX/XX/XXXX to request payment history.  The borrower called on XX/XX/XXXX to request pay history via email.  The borrower stated on XX/XX/XXXX that they are working to complete application for mortgage assistance and requested reinstatement quote.  The borrower called on XX/XX/XXXX to inquire about what is needed to bring the account current and was advised of options.  The borrower called on XX/XX/XXXX and stated he cannot afford reinstatement.  The borrower called on XX/XX/XXXX to confirm reinstatement amount and wiring instructions.  The borrower called on XX/XX/XXXX to inquire about authorization of a third party.  The borrower called on XX/XX/XXXX to confirm receipt of reinstatement payment.  The borrower called to make a payment  on XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and stated he would not be able to make payment until XX/XX.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  The borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625094	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the authorized third party called in to make a payment with borrower for $X.XX for trial modification. On XX/XX/XXXX the authorized third party called in to inform servicer that final modification was signed and mailed back. On XX/XX/XXXX the authorized third party called in to confirm next due date on loan. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486625085	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  Authorized third party called on XX/XX/XXXX and was advised of total amount due.  Authorized third party called on XX/XX/XXXX and advised final modification documents were not yet received.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486624676	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they stated will be sending a wire for the reinstatement amount. The customer has a previous curtailment in income. Contact with the borrower on XX/XX/XXXX and they were given the reinstatement amount good through XX/XX/XXXX. Contact with the customer again on XX/XX/XXXX and they wanted to make sure the funds were received for $X.XX. The customer did not have the tracking number. Contact with the customer on XX/XX/XXXX and they were following up on the wire they sent for reinstatement. The customer stated they were informed it takes four to five hours and the borrower was informed it takes 24-48 hours. Contact with the borrower later in the day on XX/XX/XXXX and confirmed the wire was received and a message was sent to the attorney to rescind the sale. Contact with the borrower on XX/XX/XXXX and they stated they are getting new Insurance. The customer was informed to send over the documentation when they get it and the fax number was provided. The customer also stated they were having trouble setting up their account. Contact with the borrower on XX/XX/XXXX and they were provided assistance with their online portal. No further contact with the borrower and the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/07/2025
1486624372	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called in to discuss the account and the HAF payments from previous servicer. On XX/XX/XXXX the customer was informed about the total due on the account. The borrower confirmed payments would resume later in the month and expected to pay by XX/XX/XXXX. The borrower disputed the current balance and stated the loan should have reported current. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486625105	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX XX/XX/XXXX, and XX/XX/XXXX borrower called to discuss modification documents. On XX/XX/XXXX, borrower called to check on loan status. Agent confirmed next due date of XX/XX/XXXX and explained suspense funds and how they work confirmed. Auto-draft application confirmed received per notes in system, as well as modification completed. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/19/2025
1486625269	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower requested a copy of the payment history.  On XX/XX/XXXX the Borrower called to discuss the account. On XX/XX/XXXX the Co-Borrower called to make a trial payment. On XX/XX/XXXX the Borrower called to discuss the trial modification plan. On XX/XX/XXXX the Co-Borrower stated that they made a payment on XX/XX/XXXX that has not been debited. The Agent advised that the payment was returned due to incorrect/invalid account information. On XX/XX/XXXX the Borrower called to make a payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625222	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for repayment options and was told due to loan status loan can only be reinstated in full. On XX/XX/XXXX the borrower called in for loan status. On XX/XX/XXXX the borrower called in to request reinstatement quote. On XX/XX/XXXX the borrower called in for reinstatement quote. On XX/XX/XXXX the borrower called in for status of reinstatement quote and was told to allow time to process. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to check on status of reinstatement quote. On XX/XX/XXXX the borrower was called for intentions and stated will be reinstating account and setting up auto pay next week. ON XX/XX/XXXX the borrower called in to confirm loan number for wire transfer. On XX/XX/XXXX the borrower called in to confirm wire received and requested auto pay form. On XX/XX/XXXX the borrower called in to request XX month payment history. On XX/XX/XXXX the  borrower called in to request insurance removed from escrow account. On XX/XX/XXXX the borrower called in and stated will be making a payment by XX/XX/XXXX. On XX/XX/XXXX comments indicate per the client there is possible property damage, a generic claim was created and package sent to borrower for $X.XX, there is no indication of claim filed. A follow up email was sent to borrower on XX/XX/XXXX. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX comments indicate per the client there is possible property damage, a generic claim was created and package sent to borrower for $X.XX, there is no indication of claim filed. A follow up email was sent to borrower on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/24/2025
1486624102	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the customer on XX/XX/XXXX and they stated emailed the trial documents for the modification and they are in the process of wiring the first payment. Contact with the customer on XX/XX/XXXX and they were following up on the trial documents and they were informed the system has not been updated yet. Contact with the borrower on XX/XX/XXXX and they were concerned about the foreclosure. The borrower was informed the foreclosure has been on hold since XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to make sure the trial payments on ach and the foreclosure is suspended. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they stated they finished the trial modification. The borrower was informed the final modification documents were sent out on XX/XX/XXXX and how the process works. Contact with the borrower on XX/XX/XXXX and they stated will return the final modification documents asap. The customer stated family member had a stroke and that is the reason for the delay. Contact with the borrower on XX/XX/XXXX and they stated have mobile notary coming and they were informed first payment would be XX/XX/XXXX and they could call for ach prior to the payment date. Contact with the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and they wanted to be set up on ach and the customer was informed can set up online. Contact with the borrower on XX/XX/XXXX and they set up a payment by phone. Contact with the customer on XX/XX/XXXX and they were informed what corporate advance fees are. Contact with the borrower on XX/XX/XXXX and they were provided customer service number in regards to their shortage. Contact with the borrower on XX/XX/XXXX and they stated will be making a payment for the escrow shortage. No further contact with the borrower and the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486624114	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer from XX/XX/XXXX and their payment has been submitted and will debit on XX/XX/XXXX. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX.There were numerous attempts made on the loan. Contact with the customer on XX/XX/XXXX and they requested to have the 1098 sent via email. No further contact with the customer and the loan has remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624134	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower gave verbal authorization to speak with daughter about the account on XX/XX/XXXX.  Authorized third party called on XX/XX/XXXX and discussed escrow shortage and increase in taxes and insurance.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/25/2025
1486624827	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No borrower contact until XX/XX/XXXX, when borrower called to ask about a posting on their account, and agent said it was for escrow, and provided total amount due. On XX/XX/XXXX, borrower called to request their form 1098 be sent via email. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624646	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to request overnight payment address.  The borrower called on XX/XX/XXXX and was provided ACH options.  The borrower called on XX/XX/XXXX and stated two payments were submitted.  The borrower called on XX/XX/XXXX to verify receipt of payment.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and stated he will send in proof of payments submitted.  The borrower called on XX/XX/XXXX and stated he sent in an email to have missing payments researched.  The borrower called on XX/XX/XXXX to inquire about late fee.  The borrower called on XX/XX/XXXX and advised they sent in copies of the money orders.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to check on payment search request.  The borrower called on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX regarding missing payment of $X.XX.  The borrower called on XX/XX/XXXX and stated he did not want to be called by the servicer.  The borrower stated on XX/XX/XXXX he was worried he would lose home due to cease and desist letter, borrower was advised account was current.  The borrower called on XX/XX/XXXX searching for HOA contact.  The borrower called on XX/XX/XXXX regarding status of the loan.  The borrower called on XX/XX/XXXX to request a billing statement with correct information.  There was no further communication with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/30/2025
1486624802	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that they pay their own taxes and insurance. They had filed a dispute with the prior servicer regarding the escrows and the issue should have been resolved. They requested that escrows be cancelled. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625044	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a payment and requested that the late fee be waived. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX an authorized third party stated that they sent the payment to the prior servicer. On XX/XX/XXXX the Borrower called to make a payment and stated that they received the escrow analysis but did not receive the billing statement. On XX/XX/XXXX the Borrower gave verbal authorization to speak with a third party. They stated that they are going to dispute a payment, and they are aware that the XXX payment is due. An authorized third-party form was requested. On XX/XX/XXXX the Borrower stated that the reason for default was due to servicing problems and made a payment. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX an authorized third party called with the Borrower to update the email address and phone numbers on the account. A payment was made by phone. On XX/XX/XXXX the Borrower called to check on the status of the loan and requested to waive some of the fees as a courtesy. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624251	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan has been performing. Contact with the borrower on XX/XX/XXXX and they wanted to know why the deferred balance is still showing on the account if they made their payments on time. The customer was informed they need to send it in writing. Contact with the borrower on XX/XX/XXXX and they sent in the written request to have the deferred balance removed. The customer was informed it will be sent to a supervisor. Contact with the borrower on XX/XX/XXXX and they wanted a copy of the last billing statement. The customer also stated they were informed the deferred balance would be removed per the modification terms previously. The customer was informed they need to get the agreement from the previous servicer. Contact with the borrower on XX/XX/XXXX and they stated sent over the information in regards to having the deferred amount removed. The customer was informed it will reviewed. The customer was informed of the NSF and corporate advance fee and they stated they will need to contact the prior servicer there should not have been a returned payment. Contact on XX/XX/XXXX and they are disputing the fees on their billing statement. The customer was informed they are from the previous servicer and they will need to send it in writing. Contact with the customer on XX/XX/XXXX and they are still disputing the fees and have stated the loan has been current. The customer also stated a written response was sent to customer service but the issue has not been escalated. Contact with the borrower on XX/XX/XXXX and they want a letter stating the loan is current and they were informed can only send a statement. Contact on XX/XX/XXXX for the same issue they inquired on corporate fees and deferral balance of $X.XX being removed from prior modification agreement. XX/XX/XXXX The customer called and stated they changed their insurance and the number was provided for the insurance department. Contact with the borrower on XX/XX/XXXX and went over their insurance cancellation of XX/XX/XXXX. Contact follow up on XX/XX/XXXX and the borrower wanted to confirm their new insurance information was received and they were informed it has been not to worry. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/25/2025
1486625392	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower made a promise to pay. On XX/XX/XXXX the Borrower made a promise to pay by XX/XX/XXXX.There has been no further contact with the Borrower. The lender placed insurance and HUD information were provided. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624265	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was advised the loan is in foreclosure.  The borrower called to make a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486625045	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted to know the interest for taxes last year. The call was transferred to the tax department. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower with authorized parties on the phone on XX/XX/XXXX and they wanted to get some information about their billing statements. No further contact with the borrower and the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624889	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to discuss the account. On XX/XX/XXXX the Borrower called to request a reinstatement quote. On XX/XX/XXXX the Borrower stated that they sent reinstatement funds in the amount of $X.XX. The Agent advised that the full reinstatement is $X.XX. The Borrower made a promise to pay. On XX/XX/XXXX the Borrower requested that all communication go through their Attorney. On XX/XX/XXXX the Borrower called to confirm that the account is up to date. On XX/XX/XXXX the Borrower was advised of the service release on XX/XX/XXXX and the unapplied balance will post soon. On XX/XX/XXXX the Borrower requested a copy of the modification agreement reflecting a deferred balance of $X.XX. On XX/XX/XXXX the Borrower requested to have escrows removed from the account. On XX/XX/XXXX the Borrower stated that they make the payments on the XX of the month and had questions regarding the billing statement. On XX/XX/XXXX the Borrower called to inquire about the payment increase. On XX/XX/XXXX the Borrower called to discuss the escrow shortage. On XX/XX/XXXX the Borrower called to find out why the principal balance was so high even though they made an $X.XX principal curtailment. The Agent advised that there is a deferred balance in the amount of $X.XX. On XX/XX/XXXX the Borrower made a promise to make a payment in a week via the web. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX a third party representative from the insurance provider stated that they are cancelling the policy due to the property having XXX, XXX and XXX. There is no evidence that a claim was filed or that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486625395	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and stated hardship has not ended and only income is child support.  The borrower was advised on XX/XX/XXXX that a new package would be needed for HAF.  The borrower called on XX/XX/XXXX and stated they were still unemployed and child support is only income.  The borrower called on XX/XX/XXXX to inquire about modification review.  The borrower called on XX/XX/XXXX and advised they did not receive email approval from HAF.  The borrower called on XX/XX/XXXX and was advised of loan status and approval for assistance, payments will be covered through XX/XXXX.  The borrower stated on XX/XX/XXXX they will make a payment once they receive funds.  The borrower was advised on XX/XX/XXXX that the payment was submitted successfully.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624590	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and made a payment.  On XX/XX/XXXX borrower made a payment. On XX/XX/XXXX-XX/XX/XXXX borrower made a payment. On XX/XX/XXXX-XX/XX/XXXX borrower promised the made a payment. On XX/XX/XXXX- XX/XX/XXXX borrower promised a payment then made one. Citing excessive obligations. On XX/XX/XXXX borrower called to discuss the account status and foreclosure letter received. On XX/XX/XXXX – XX/XX/XXXX borrower called to discuss the payments. On XX/XX/XXXX borrower made a payment. On XX/XX/XXXX borrower promised a payment. On XX/XX/XXXX borrower declined assistance options and stated default reason as curtailment of income. On XX/XX/XXXX and XX/XX/XXXX borrower made a payment. On XX/XX/XXXX-XX/XX/XXXX borrower made another payment and discussed assistance options. On XX/XX/XXXX borrower made a payment. On XX/XX/XXXX the borrower called to discuss payment options. XX/XX/XXXX and XX/XX/XXXX borrower made a payment. On XX/XX/XXXX borrower made a payment. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  On XX/XX/XXXX comment reflect the bankruptcy filed on XX/XX/XXXX was terminated on XX/XX/XXXX with no disposition or chapter provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486624215	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the borrower confirmed a new wind policy on the account and confirmed the new XXX information. On XX/XX/XXXX the borrower discussed general information and requested an escrow analysis. On XX/XX/XXXX the customer confirmed the XXX payment would be made in XXX. On XX/XX/XXXX, the customer was informed on assistance but declined the offer. On XX/XX/XXXX the customer confirmed payment would be made within the next week. On XX/XX/XXXX, the borrower confirmed they were experiencing a short-term hardship but planned to keep the home. On XX/XX/XXXX the customer went over the interest to stay the same on the account and discussed what the modification would entail. On XX/XX/XXXX, the borrower planned to send in a loss mitigation package and discussed a XX month repayment plan for $X.XX. On XX/XX/XXXX the customer went over home retention options and what documentation was needed in order to be reviewed. On XX/XX/XXXX, the borrower discussed payment expectations and reported having car issues. The borrower to make a payment at a later date. On XX/XX/XXXX, the customer wanted to confirm the escrow shortage and scheduled a payment on the account. On XX/XX/XXXX the borrower confirmed XXX and XXX payment would be made by the XX of the month. On XX/XX/XXXX and XX/XX/XXXX, evidence of the customer experiencing excessive obligations and payment to be posted by XX/XX to avoid negative credit reporting. The servicer confirmed a refund check was issued on XX/XX for $X.XX to the borrower. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624447	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to opt out of receiving statements in the mail.  The borrower called on XX/XX/XXXX requesting to apply more funds towards principal.  The borrower called on XX/XX/XXXX to make a double payment.  The borrower called on XX/XX/XXXX to inquire about account for settlement letter and was advised it was a payoff reduction.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624871	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment for $X.XX was scheduled for XX/XX/XXXX.  On XX/XX/XXXX, a payment for $X.XX was scheduled for XX/XX/XXXX.  On XX/XX/XXXX, a payment for $X.XX was scheduled for XX/XX/XXXX.  On XX/XX/XXXX, the homeowner was informed that could take the claim check for $X.XX to fix the XXX to the branch to get endorsed.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the customer scheduled a payment for $X.XX for XX/XX/XXXX due to the social security check.  On XX/XX/XXXX, the borrower called to schedule a payment for $X.XX on XX/XX/XXXX.  The hardship is due to excessive obligations.  Owner occupancy was verified.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the homeowner was informed to take the claim check to the branch for endorsement in order to fix XXX.  A copy of the claim check for $X.XX and the adjuster's report were scanned on XX/XX/XXXX.  There is no evidence any repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624624	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower made a promise to pay and wanted to speak to someone regarding the insurance renewal. On XX/XX/XXXX the Borrower stated that they are employed in sales and work is slow. They made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to provide updated insurance information. On XX/XX/XXXX the Borrower called to obtain the total uncollected fee balance. On XX/XX/XXXX the Borrower stated that the reason for default was due to the illness of a family member. They made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the Borrower made a promise to make a payment on XX/XX/XXXX. On XX/XX/XXXX the Borrower made the XXX payment and asked about a payoff. On XX/XX/XXXX the Borrower called to discuss the service transfer and stated that the reason for default was due to being ill. On XX/XX/XXXX the Borrower was instructed to make a payment with the new servicer. On XX/XX/XXXX the Borrower made a payment and requested assistance with registering the account on the website. Loss mitigation options and the total amount due were discussed. On XX/XX/XXXX the Borrower made a promise to pay. The reason for default was due to excessive obligations. On XX/XX/XXXX the Borrower stated that they will be making a payment next month and had escrow questions. On XX/XX/XXXX the Borrower called to inquire about the escrow account and the payment increase. The reason for default was due to the inability to sell the property. On XX/XX/XXXX the Borrower stated that they would call back to make a payment. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The comments indicate that the bankruptcy was terminated on XX/XX/XXXX. Discharge/dismissal dates were not clearly stated.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624805	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the customer on XX/XX/XXXX and they stated will pay at the branch on XX/XX/XXXX. The borrower stated has been very tired and not feeling well. Contact with the customer on XX/XX/XXXX and they are having some mental health issues but will make a payment on XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they will be making a payment at the branch. Contact with the borrower on XX/XX/XXXX and they stated had some friends and family pass away and they will make a payment on XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they will make a payment today. Contact with the borrower on XX/XX/XXXX and provided them the servicer contact information and explained the transfer. Contact with the borrower on XX/XX/XXXX and they stated okay to contact them at the provided number. Contact with the borrower on XX/XX/XXXX and they stated did not get anything from previous servicer stating loan would be transferred and the customer was informed a welcome letter went out and should get in the mail. The customer stated will be making a payment and refused a payment over the phone due to they did not have the banking information. The customer spoke to an agent on XX/XX/XXXX and set up payments for XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they will set up another payment next week. Contact with the borrower on XX/XX/XXXX and they will call back and schedule a payment for XXX did not want to do over the phone. Contact with the borrower on XX/XX/XXXX and they set up a payment for XX/XX/XXXX. The customer followed up on XX/XX/XXXX and they will make XXX payment on XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they set up a payment over the phone. Contact with the borrower on XX/XX/XXXX and they had questions about the payment amount for XXX and they were informed it is due for a corporate advance fee. The customer stated they will go ahead and pay. Contact with the borrower on XX/XX/XXXX and they stated will pay on XX/XX/XXXX. The customer stated some kids got in the house and burglarized the home. Contact with the customer on XX/XX/XXXX and they set up a payment for XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment for XX/XX/XXXX. No further contact with the borrower and the loan has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624587	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX an authorized third party requested an affirmation agreement. On XX/XX/XXXX the Borrower called to follow up on a reprojection made by their Attorney. On XX/XX/XXXX the Borrower called to check on the status of the reaffirmation agreement. On XX/XX/XXXX an authorized third-party Attorney called to check on the status of the reaffirmation agreement that was requested on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX an Agent informed the Borrower that the reaffirmation agreement was mailed out on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to check on the status of the reaffirmation agreement. On XX/XX/XXXX the Borrower stated that their bankruptcy Attorney has not received the reaffirmation document. The Agent advised that the document was sent on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to request an update on the reaffirmation agreement they requested back in XXX. The Agent advised that there are no updates. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  A reaffirmation agreement was signed and mailed to the court on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/16/2025
1486624282	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX regarding payment issue.  Third party called on XX/XX/XXXX and stated reason for default as curtailment of income, and advised he will be paying XXX and XXX payments by XX/XX. Third party, son, called on XX/XX/XXXX and stated reason for default as loss of job and was asked to send a copy of SII for third party.  Third party called on XX/XX/XXXX and made a promise to pay for XX/XX/XXXX, third party called on XX/XX to make a payment.  Third party called on XX/XX/XXXX and stated loss of business was reason for default but they have a new job.  Third party called on XX/XX/XXXX and stated they will send in documents to complete PSII next weekend and will call back to make a payment.  The borrower called to make a payment on XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  Unauthorized third party called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	12/23/2024
1486624588	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on to discuss repayment plan.  The borrower called on XX/XX/XXXX to inquire about payment amount and repayment plan approval.  The borrower called on XX/XX/XXXX with concerns about application filed and made a promise to pay.  There was no further communication with the the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624520	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer discussed loan boarding and discussed general information. On XX/XX/XXXX the customer made a payment on the account. On XX/XX/XXXX, the borrower discussed payment information. On XX/XX/XXXX general information was discussed and payment for $X.XX posted on the account. On XX/XX/XXXX, the borrower inquired about why the payment increased. On XX/XX/XXXX the customer called to re-schedule her payment date. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower scheduled a payment. On XX/XX/XXXX the customer confirmed the total due of $X.XX and illness occurring. A payment of $X.XX was posted on the account. On XX/XX/XXXX the customer requested insurance information and inquired about changes made. On XX/XX/XXXX the borrower moved her payment date from XX/XX to XX/XX. On XX/XX/XXXX the customer requested a copy of the modification from XXXX and XXXX by the prior servicer. On XX/XX/XXXX the borrower confirmed the payment schedule. On XX/XX/XXXX the borrower discussed late charges and terms of the repayment options. On XX/XX/XXXX the customer discussed repayment and confirmed work has been slow but rented out rooms in the home to help generate additional income. On XX/XX/XXXX the borrower made a payment of $X.XX and discussed an escrow analysis. There was no addition contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624868	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the customer from XX/XX/XXXX through XX/XX/XXXX. Numerous attempts were made to contact the borrower and skip trace was performed on XX/XX/XXXX and unknown party stated the borrower is deceased. The party was asked about the secondary borrower and they did not know them. Another skip trace was performed on XX/XX/XXXX and numbers were located but no contact with the customer. The loan was sixty days delinquent on XX/XX/XXXX and ninety days on XX/XX/XXXX. On XX/XX/XXXX the loan was thirty days. The loan has been performing since XX/XX/XXXX to XX/XX/XXXX.
							02/28/2025	03/17/2025
1486625081	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to check on the account balance after returned payment.  The borrower called on XX/XX/XXXX to inquire about missing payment.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to confirm payment scheduled for XX/XX.  The borrower made a promise to pay on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about payment increase and made a promise to pay on XX/XX/XXXX.  The borrower called on XX/XX/XXXX for information on how to send in documents showing tax exemptions.  The borrower made a promise to pay on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and XX/XX/XXXX to advise he has an exemption and was advised to send a copy.  The borrower was advised on XX/XX/XXXX of total amount due and servicing transfer.  The borrower was advised on XX/XX/XXXX that the payment was successfully submitted.  The borrower called on XX/XX/XXXX regarding mail about insurance and taxes and stated he would follow up with insurance company to ensure they sent in needed documentation.  The borrower stated on XX/XX/XXXX that he gets a yearly exemption from the county on taxes and will send over copies.  The borrower called on XX/XX/XXXX to inquire about tax increase and why exemption is not present.  The borrower stated on XX/XX/XXXX that tax documents were returned to him and he needed the correct address to send exemption documentation.  The borrower called on XX/XX/XXXX regarding escrow shortage and ACH payments and that tax information is incorrect and not reflecting exemptions.  The borrower called on XX/XX/XXXX to inquire about bankruptcy letter and deferred balance.  The borrower inquired on XX/XX/XXXX about deferred balance on the billing statement, borrower was advised that was from a modification back in XXXX.  There was no further communication with the borrower.  The loan is current with no indication of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486625348	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to discuss the XXX and XXX payments. On XX/XX/XXXX the Borrower stated that the reason for default was due to unemployment. The escrow analysis was discussed. On XX/XX/XXXX the Borrower requested to remove the insurance from escrows. On XX/XX/XXXX the Borrower called to check on the status of the escrow analysis. On XX/XX/XXXX the Borrower called to confirm that the proof of insurance was received. On XX/XX/XXXX the Borrower stated that they already made a payment and had insurance questions. On XX/XX/XXXX the Borrower called to discuss the escrow analysis and Covid related late fees. The Borrower made a payment. On XX/XX/XXXX the Borrower made a promise to pay by the end of the month. On XX/XX/XXXX the Borrower called to speak to the insurance department. On XX/XX/XXXX the Borrower called regarding the insurance policy. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625084	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower requested assistance with the website and made a promise to pay via the web. On XX/XX/XXXX the Borrower called to cancel the payment that was scheduled for XX/XX/XXXX. On XX/XX/XXXX the Borrower made a payment and requested assistance with the online account. On XX/XX/XXXX the Borrower requested a call back in an hour. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: On XX/XX/XXXX the Borrower confirmed that the property is tenant occupied. On XX/XX/XXXX the comments indicate that the property is occupied. The inspector made a mistake on the inspection report.
							02/28/2025	03/17/2025
1486624455	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX the borrower called and made a payment. XX/XX/XXXX borrower promised a payment. On XX/XX/XXXX-XX/XX/XXXX borrower called to discuss payment assistance. A repayment plan was approved on XX/XX/XXXX. Borrower made a payment. On XX/XX/XXXX-XX/XX/XXXX the borrower called to make a regular payment and declined the repayment plan. XX/XX/XXXX-XX/XX/XXXX borrower called to check the payment. On XX/XX/XXXX borrower called to discuss the returned payment. XX/XX/XXXX-XX/XX/XXXX borrower called and stated payment made then was returned. XX/XX/XXXX borrower called and made a payment.  On XX/XX/XXXX a claim for unknown loss totaling $X.XX with no date provided was received. On XX/XX/XXXX borrower made a payment. XX/XX/XXXX borrower made a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX a claim for unknown loss totaling $XXX with no date provided was received. No evidence repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486624573	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower advised that plans to apply for a homestead exemption.  The agent opened a request for a XX-month escrow shortage spread.  On XX/XX/XXXX, the customer confirmed that had been affected by the storm and received a claim check.  On XX/XX/XXXX, the homeowner called to report a new claim due to XXX damage that occurred on XX/XX/XXXX.  A claim check for $X.XX had been sent to the borrower.  The agent advised that would need to have the claim check endorsed at the branch.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A stamp and go claim was filed for XXX damage sustained to the property on XX/XX/XXXX.  A claim check for $X.XX  and adjuster's report were received on XX/XX/XXXX.  The claim check was endorsed and released on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624123	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower phoned in a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to ask for loan number.  There was no further contact with the borrower.  The loan is current with no evidence of delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624519	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The servicing details were not available for review from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower stated that they mailed a check to the prior servicer. On XX/XX/XXXX the Co-Borrower stated that they made the XXX payment, but the August payment was sent to the prior servicer. On XX/XX/XXXX the Co-Borrower stated that they sent the payment to the prior servicer. On XX/XX/XXXX the Co-Borrower stated that they made the XXX payment to the prior servicer, and they recently mailed out the XXX payment. The Borrower declined loss mitigation assistance. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624583	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The servicing comments from XX/XX/XXXX through XX/XX/XXXX were not available for review. On XX/XX/XXXX the Borrower requested assistance with the web portal. On XX/XX/XXXX the Borrower requested a copy of the welcome package. On XX/XX/XXXX the Borrower is aware of the escrow changes and the payment increase. The Borrower wanted to know how much equity was in the property. On XX/XX/XXXX the Borrower requested that the welcome package be emailed to them. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/05/2025
1486624360	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX-XX/XX/XXXX due to the bankruptcy on the account. On XX/XX/XXXX the customer called in to make payment with a check by phone and discussed general information. There was no addition contact and the loan is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Prior Bankruptcy case # XXX filed XX/XX/XXXX was terminated XX/XX/XXXX. Also Bankruptcy case # XXX filed XX/XX/XXXX was terminated XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624125	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about corporate advance fees.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to advise she had insurance previously before loan was transferred.  The borrower called on XX/XX/XXXX to request mortgagee clause.  The borrower phoned in a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXXto provide information on the account.  The borrower phoned in a payment on XX/XX/XXXX.  There was no further communication with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486625055	XXXX	XXXX	XXXX	3	[3] Delinquent Taxes-: Due in the amount of [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and discussed loss mitigation options. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan was performing. Contact with the borrower on XX/XX/XXXX and they stated they got a check from the insurance company for emergency repairs. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they were inquiring about the claim check from previous servicer. Contact with the borrower on XX/XX/XXXX and they stated prior service was working with their claim and the inspection and repairs are 100% since XXX and up to date. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and repairs noted as completed. Contact with the borrower on XX/XX/XXXX and they were inquiring on the letter they got in regards to their shortage and why is it so high due to they paid with the prior servicer. The customer was informed her city and school taxes just need to be advanced because they were delinquent and it shows a negative in their escrow. The borrower was informed can send a request in writing not to escrow their taxes going forward and they stated will send that in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/30/2025
1486625167	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was terminated on XX/XX/XXXX. The discharge/dismissal dates were not clearly stated.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. There was one skip tracing attempt and no outbound calls in the last 12 months. No detrimental issues were noted. The loan is currently performing.
							02/28/2025	03/02/2025
1486624996	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX was advised of hazard documents needed. From XX/XX/XXXX through XX/XX/XXXX the borrower called in monthly payments. On XX/XX/XXXX borrower contact was advised of death of borrower 1 and authorized daughter on account. From XX/XX/XXXX through XX/XX/XXXX the daughter called in monthly payments. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624928	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower made a promise to pay on XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and made a promise to pay for XX/XX.  The borrower called on XX/XX/XXXX and made a promise to pay.  The borrower called on XX/XX/XXXX and made a promise to pay.  The borrower called on XX/XX/XXXX to verify payment was made through IVR.  The borrower called on XX/XX/XXXX to verify if XXX payment was done.  The borrower called on XX/XX/XXXX and advised he requested payment through IVR.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called to make a payment on XX/XX/XXXX and stated co-borrower passed away.  The borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected XXX damages.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486625236	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower was welcomed to the new servicer and confirmed general information was correct on the account.  On XX/XX/XXXX, the customer went over the account information and provided with the HUD hotline number. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/12/2025
1486624253	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment.   On XX/XX/XXXX the borrower called in and made a payment.  On XX/XX/XXXX the borrower called in and made a payment. The servicer confirmed the loan transfer.  On XX/XX/XXXX the borrower called in to confirm the last payment posted to the account.  The servicer confirmed the payment posted.  No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified by the prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/24/2025
1486624500	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called to provide new banking information. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called to make a payment and discuss the new insurance information. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX- XX/XX/XXXX the borrower called and made a payment. Also discussed principal curtailments. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the force placed insurance and how to remove it. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/01/2025
1486624881	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower inquired about making XX/XX and XX/XX payment. Agent advised account is not setup to make payments over the phone, and assisted borrower with creating an online account but was getting an error message stating unable to create account. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, servicer made courtesy call. On XX/XX/XXXX, borrower called to confirm auto-draft was set up. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/22/2025
1486624508	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident, despite 12 dialer attempts. Loan is performing.
							02/28/2025	03/15/2024
1486624945	XXXX	XXXX	XXXX	3
[3] Occupancy - Vacant

[3] Property Condition - Poor

[3] Property Damage - XXX - No evidence of repair

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that the property burned down in the XXX. On XX/XX/XXXX the Borrower called regarding a claim check they received due to being impacted by XXX. A claim packet was sent to the Borrower. There has been no further contact. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower stated that the property XXX in XXX. On XX/XX/XXXX an inspection was performed on XX/XX/XXXX and the property was found to have been severely damaged by XXX. The total estimated damage is $X.XX. On XX/XX/XXXX the Borrower stated that they received a claim check due to being impacted by XXX. A claim packet was mailed out to the Borrower. There is no evidence that the claim check was received or that the repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is poor.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624800	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625150	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to inquire about payment increase.  The borrower phoned in payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486625003	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX- XX/XX/XXXX the borrower called and updated contact information and confirmed auto draft information. On XX/XX/XXXX borrower called and scheduled a payment. On XX/XX/XXXX – XX/XX/XXXX the borrower called to discuss the escrow increase. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX payments were made. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  On XX/XX/XXXX comments reflect the bankruptcy was terminated with no disposition provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/08/2025
1486624434	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact until XX/XX/XXXX, when borrower called in upset stating servicer took a payment out of the wrong account. Agent confirmed that her auto-draft was set up with the information she provided, and pulled a copy of last payment and it was different. However, borrower kept giving wrong info as to which account was correct. Agent advised they were trying to assist but she is contradicting herself on which account. Agent confirmed that she stopped the payment. On XX/XX/XXXX, authorized third party called to have online password reset. On XX/XX/XXXX, borrower called with authorized third party to verify due date and inform servicer that they had a new insurance declaration sheet. On XX/XX/XXXX, authorized third party called to set up payment. On XX/XX/XXXX, authorized third party called to discuss auto-draft information and ask why payment increased. Agent explained escrow increase. On XX/XX/XXXX, authorized third party called to discuss auto-draft information. On XX/XX/XXXX, borrower called to discuss loan charges. On XX/XX/XXXX and XX/XX/XXXX, authorized third party called to follow up on auto-draft form. On XX/XX/XXXX, borrower called to get mortgagee clause, and was upset because she is XX years old and unable to write down information. On XX/XX/XXXX, authorized third party called regarding auto-draft. On XX/XX/XXXX and XX/XX/XXXX, borrower called regarding a payment issue. On XX/XX/XXXX, authorized third party called regarding a certified stop on the account, since a supervisor was supposed to call her. Supervisor was not available for update, but agent informed them that issue was escalated to cash department. On XX/XX/XXXX, agent called to collect payment, which borrower already made. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called for assistance making a payment due to a certified funds flag, which was later removed. No further contact evident..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/01/2025
1486625181	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and confirmed insurance information was received.  The borrower called on XX/XX/XXXX and stated they sent in payment to the previous servicer.  The borrower called on XX/XX/XXXX regarding late fees and other charges.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625139	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The comments indicate that the bankruptcy was terminated on XX/XX/XXXX. A discharge/dismissal date was not clearly stated.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. There was no evidence of skip tracing efforts and only two contact attempts in the last 12 months. No detrimental issues were noted. The loan is currently performing.
							02/28/2025	03/14/2025
1486624231	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called upset over late notice. Agent advised it is automatic notice that is sent out, and she will get it every month. Borrower said they have auto-draft pulling on the XX of each month, so why is she being charged $X.XX. Agent advised that is a prior servicer corporate advance, and that the current servicer we did not add a charge. Borrower stated she has always paid and it was never there before. Agent advised will research and get back to her. On XX/XX/XXXX, borrower called to go over loan history, fees and escrow. On XX/XX/XXXX, borrower called to verify that auto-draft was in effect, which agent confirmed. On XX/XX/XXXX, borrower called regarding social security documents. On XX/XX/XXXX, welcome call was completed. On XX/XX/XXXX, co-borrower called to go over documents and payment increase. No further borrower contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/23/2025
1486624517	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and confirmed the loan was final boarded. The customer said they will be setting up auto payments and all loan information was verified. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX regarding their bankruptcy disclaimer. Contact with the borrower on XX/XX/XXXX and they wanted to make a payment and include the escrow shortage. No contact from XX/XX/XXXX through XX/XX/XXXX. Agent spoke to the borrower on XX/XX/XXXX and they want to make a payment and include the corporate advance fees. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624119	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called for mortgagee clause. On XX/XX/XXXX, borrower called to confirm payment. On XX/XX/XXXX, borrower called to verify taxes were paid. On XX/XX/XXXX, borrower called regarding corporate advance charges. Agent went thru pay history and charges that were advanced. Borrower requested the history via email and regular mail. Borrower thought when the loan was purchased that debt does not transfer. Agent explained it does as the new investor who purchased the loan acquired everything owed. On XX/XX/XXXX, borrower called regarding their escrow account, and asked to be transferred to insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486624693	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the account was discussed.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower called with questions regarding the insurance policy.  The agent confirmed that the homeowner wants to move forward with the insurance renewal.  On XX/XX/XXXX, the customer called to confirm the mortgagee clause.  On XX/XX/XXXX, the payment history was discussed.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, a payment was made.  The hardship was cited as excessive obligations.  On XX/XX/XXXX, the homeowner stated that mailed a payment for $X.XX on XX/XX/XXXX. The agent replied that the servicer did not get the payment.  The customer plans to check back in a couple of days.  On XX/XX/XXXX, the retired borrower made a payment for $X.XX to cover the rest of the month of XXX.  The customer also plans to make another payment this month.  Owner occupancy was verified.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/01/2025
1486624819	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they mailed a check in but has not been cashed or applied to their account. On XX/XX/XXXX, the borrower stated that they mailed in a payment and was advised of payment not being received. Payment was reversed on XX/XX/XXXX for non-sufficient funds. On XX/XX/XXXX, the borrower was advised of payment reversal. Borrower stated that they would send another payment. On XX/XX/XXXX, the borrower inquired on if payment was received and advised them of no payment being received yet. On XX/XX/XXXX, the borrower inquired on escrow and stated that the loan should not be escrowed. Borrower was advised to send in an e-mail requesting for escrow to be removed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624392	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, Borrower called  to confirm that this account is the main mortgage. No further contact. Loan performing through the review period with minimal contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	11/22/2024
1486625097	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they set up a check by phone. Contact with the customer on XX/XX/XXXX and explained the loan is final boarded. Contact with the borrower on XX/XX/XXXX and they set up a check by phone. Contact with the customer on XX/XX/XXXX and they agreed to check by phone. Contact with the customer on XX/XX/XXXX and they were inquiring how to pay online. The customer was informed and was told to call back if they have any issues. Contact with the customer on XX/XX/XXXX and they were informed how to access their online account and they were provided a temporary password. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX and the loan remained current. Spoke to the customer on XX/XX/XXXX and they stated already set up a payment for XX/XX/XXXX. No further contact with the borrower and the loan remained current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/07/2025
1486625364	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in to discuss modification. On XX/XX/XXXX borrower called in to have payment reversed because two payments had been pulled from bank account. On XX/XX/XXXX borrower called in to request refund of was advised in the process. On XX/XX/XXXX borrower called to discuss overpayment and return of funds. On XX/XX/XXXX borrower called in to request payment history. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625060	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower stated they will be keeping the property and will make voluntary payments. On XX/XX/XXXX the borrower requested the borrower requested the payment to be scheduled.  The service educated the borrower about a payment change that will take effect on XX/XX/XXXX. The servicer sent the borrower the escrow statement and stated there was a shortage. On XX/XX/XXXX the borrower called and stated they lost their card and the payment will be returned.  the borrower advised will be receiving a new card within a week and will make a payment then.  On XX/XX/XXXX the borrower made a promise to pay in the amount of $X.XX.  The borrower wants to make a payment on on XX/XX/XXXX and then again on XX/XX/XXXX.  On XX/XX/XXXX the borrower made a payment in the amount of $X.XX and will make another payment on XX/XX/XXXX.  On XX/XX/XXXX the servicer provided the borrower with all work-out options. The borrower stated they are interested in a forbearance plan. On XX/XX/XXXX the borrower made a payment and the servicer advised of all work out options.  On XX/XX/XXXX the stated the have been slow at work and will catch payments up in XXX. Servicer advised of reinstatement.  On XX/XX/XXXX the borrower called in a payment.  On XX/XX/XXXX the servicer advised the repayment plan is waiting on investor approval.  On XX/XX/XXXX the servicer advised the repayment plan was approved.  The servicer reviewed the plan with the borrower. The borrower will make a payment at the end of the month. On XX/XX/XXXX the borrower is unable to send a payment through XXX and will mail the payment instead.  On XX/XX/XXXX the borrower made a promise to pay.  On XX/XX/XXXX the borrower stated will make a payment at the end of the month. On XX/XX/XXXX the borrower called in about the letter they received regarding a service transfer. The servicer confirmed the loan is being service transferred. The borrower was advised to send their XXX payment to the new servicer.  No further contact. The loan has been performing since XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification completed by prior servicer
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486625227	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the customer discussed financials and confirmed that the hardship was resolved. the borrower intended to pay later in the month to help bring the account current. XX/XX/XXXX the borrower made a check by phone and discussed the $X.XX sent in on XX/XX/XXXX. XX/XX/XXXX the customer confirmed impacted from natural disaster and repairs were almost completed. The customer declined submitting an insurance claim and discussed reinstating the account in the amount of $X.XX. On XX/XX/XXXX the borrower called to confirm the $X.XX payment was received. The servicer confirmed the payment was received but returned since the minimum payment was not met. The customer confirmed a full payment would be made at a later date. On XX/XX/XXXX both retention and non-retention options were discussed. The customer planned to pay extra on the account to bring current.  On XX/XX/XXXX the borrower confirmed the total due and confirmed was out of the country with excessive obligations, which caused a temporary hardship. On XX/XX/XXXX the customer called in to make a payment. General information to welcome the customer under the new servicer was conducted and planned to call back to make additional payments. There was no addition contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: On XX/XX/XXXX the customer discussed XXX damages from the natural disaster. The customer declined filing a claim and confirmed repairs were almost completed. XX/XX/XXXX inspection determined no damages.
							02/28/2025	03/15/2025
1486625370	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX and stated he was in the hospital the last month and could not make a full payment.  The borrower stated on XX/XX/XXXX that the reason for default was due to illness and that he just got out of the hospital.  The borrower made a promise to pay on XX/XX/XXXX and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to cancel payment plan.  The borrower called on XX/XX/XXXX to make remaining payment for XXX.  The borrower was advised of payment on due on XX/XX/XXXX.  Welcome call was completed on XX/XX/XXXX.  The borrower phoned in a payment on XX/XX/XXXX.  There was no further communication with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624516	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding loan transfer, the servicer informed that welcome letter will be sent within two weeks. There was no further contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/05/2025
1486624808	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX called for status of the account.  The borrower called on XX/XX/XXXX to inquire if they could apply for a modification.  The borrower called on XX/XX/XXXX with questions about loss mitigation and was advised loan is in litigation.  The borrower called on XX/XX/XXXX and stated they would be wiring a payment for modification.  The borrower called on XX/XX/XXXX to verify receipt of payment.  The borrower made a promise to pay on XX/XX/XXXX.  There was no further contact with the borrower despite multiple attempts.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624148	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX regarding loss mitigation letter and stated reason for default as death in the family.  The borrower was advised on XX/XX/XXXX of docs needed for loss mitigation review.  The borrower called on XX/XX/XXXX for loss mitigation status and was advised documents were not showing as received.  The borrower was advised on XX/XX/XXXX of payment due.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  The borrower was advised on XX/XX/XXXX that trial payments were kept and modification documents were pending.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  A welcome call was completed on XX/XX/XXXX, the borrower was informed of total amount due.  The borrower called on XX/XX/XXXX and advised Travelers insurance was still not listed on the account.  The borrower called on XX/XX/XXXX to discuss paying for two insurance companies.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625245	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to follow-up on the status of the XXX payment. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower scheduled a payment to be drafted on XX/XX/XXXX. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower stated that they were not impacted by the natural disaster. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to make a payment.  On XX/XX/XXXX the Borrower called to make a payment in the amount of $X.XX. The reason for default was due to excessive obligations. Loss mitigation options and HUD information were provided. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486624668	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to find out if there was a delinquent tax bill. The servicer advised taxes were paid since they started servicing the loan, but they see a note about delinquent XXXX taxes they will research. On XX/XX/XXXX, the servicer advised a payment was returned and the borrower scheduled a payment for XX/XX/XXXX and discussed repayment and modification options. On XX/XX/XXXX, the borrower called to make a payment and advised of a death in the family and said the hardship was short term. On XX/XX/XXXX, the borrower called to schedule a payment for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the servicer advised the borrower the XX/XX/XXXX payment would be returned, and a new payment was scheduled for XX/XX/XXXX. On XX/XX/XXXX, the borrower called to confirm payments were scheduled and the servicer confirmed payments were scheduled for XX/XX/XXXX and XX/XX/XXXX and the payment should reflect on the account the next day. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/15/2025
1486625224	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and stated they would make a payment by the end of the month.  The borrower called on XX/XX/XXXX and requested funds be applied to suspense.  The borrower phoned in a payment on XX/XX/XXXX.  The borrower stated on XX/XX/XXXX reason for default as servicing problems.  The borrower called on XX/XX/XXXX to confirm receipt of payment made on XX/XX/XXXX..  The borrower phoned in a payment on XX/XX/XXXX and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to updated insurance information.  The borrower called on XX/XX/XXXX to make a promise to pay.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The account is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624749	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss a refund they received from their insurance carrier, and agent went over escrow. Agent then requested payment, but borrower advised that co-borrower is not working due to illness and that she is the only income right now. Borrower promised to pay by XX/XX/XXXX. Agent discussed loss mitigation options. On XX/XX/XXXX, borrower reported unspecified damage to home, and agent advised them to file a claim. On XX/XX/XXXX, servicer called to follow up on damage, and borrower advised that they still had not filed a claim. Agent requested payment, and borrower stated they were out of work and could not pay. On XX/XX/XXXX, servicer called for payment, and borrower said they already made the payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, borrower first noted damage to property, which was not specified other than "partial" and to "defence". On XX/XX/XXXX, servicer called to follow up, and borrower still had not filed a claim. There is no further information regarding any claim or repairs being done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/08/2025
1486624221	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  Authorized third party called on XX/XX/XXXX and was advised of SII documents such as death certificate and marriage license being in the claimants name.  The borrower phoned in a payment on  XX/XX/XXXX,XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486624904	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to inquire about a check that was received and was advised it was an insurance claim check.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to inquire about monthly bill breakdown.  The borrower called on XX/XX/XXXX to inquire about payment increase and was advised it was due to escrow, the borrower made a payment.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624875	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a trial modification payment. On XX/XX/XXXX the Borrower called to check on the status of the modification. On XX/XX/XXXX the Borrower called to check on the loan status and requested an ACH form. On XX/XX/XXXX the Borrower called to check on the status of the suspense funds that were sent in eight months ago. The Agent advised that those funds were applied to the account and the modification was implemented. The loan is next due for XX/XX/XXXX. There was no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an outbound call was made to the Attorney to discuss the bankruptcy. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  The comments on XX/XX/XXXX indicate that the Attorney confirmed that the bankruptcy was closed. Relief was granted on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486625123	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the Borrower stated that the reason for default was due to the death of a family member. A payment was made by phone and loss mitigation options were discussed. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/21/2025
1486624764	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to advise they would be late with their payment and scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower called to find out why the billing statement reflects XX payments are due and the servicer advised the statement was printed before the scheduled XX/XX/XXXX payment was completed. The servicer also assisted with the late fee balance. On XX/XX/XXXX, the borrower called as they had some things come up and advised they will make a payment on XX/XX/XXXX, The servicer advised the account would be reported as late. On XX/XX/XXXX, the borrower called to schedule a payment. On XX/XX/XXXX, the borrower called to request assistance due to the death of a family member. The servicer advised of the documents needed to complete the loss mitigation review. On XX/XX/XXXX, the borrower tried to make a payment for less than the demand amount and the servicer advised the demand amount is the minimum that can be accepted. The servicer advised the loss mitigation package was sent on XX/XX/XXXX and the borrower advised they would return the package the same day. On XX/XX/XXXX, the borrower called to check on the loss mitigation review and the servicer provided a timeline for the review. On XX/XX/XXXX, an authorized third party called to obtain information on missing documents for the loss mitigation review. On XX/XX/XXXX, an authorized third party called and advised they would send paystubs and call back to check on loss mitigation review. On XX/XX/XXXX, the borrower called and advised they would send additional documents for the loss mitigation review. On XX/XX/XXXX, the servicer contact the authorized third party to advise of additional documents needed and the third party advised they would sent them as soon as possible. On XX/XX/XXXX, the authorized third party called to confirm if an $X.XX payment they mailed was received and advised they may no longer need loss mitigation assistance. The servicer did not advise the payment was received. On XX/XX/XXXX, the authorized third party called to confirm if payment which was mailed was received, but there was no evidence it was received. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624820	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX there was no borrower contact.  The borrower called in a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to set up an account online.  The borrower called to make a payment on XX/XX/XXXX.  Co-borrower called on XX/XX/XXXX and stated reason for default as death in the family, borrower requested a payoff statement.  Despite multiple attempts, no further contact has been made, the account us current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/05/2025
1486624974	XXXX	XXXX	XXXX	1	[1] Current Status - Performing EXCEPTION INFO: Loan is performing [1] Performing Loan and Weak Possibility of Going Delinquent EXCEPTION INFO: Loan is performing
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  XX/XX/XXXX - The borrower called in regarding her insurance.  The borrower was previously told they would not lose their insurance, however the borrower received a cancellation notice.  The call was transferred to the Insurance Department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is XX%.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/24/2025
1486624124	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the loan has been in an active Chapter XX bankruptcy.  The loan is current and performing and there has not been any contact during the review period. After the review date, the Chapter XX bankruptcy was discharged on XX/XX/XXXX.
							02/28/2025	03/18/2025
1486625258	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called in a payment on XX/XX/XXXX and on XX/XX/XXXX.  The borrower stated on XX/XX/XXXX that they would call in the next day to make a payment. The borrower called on XX/XX/XXXX to follow up on payment that was made.  The borrower called on XX/XX/XXXX to inquire about address to send check to be endorsed.  The borrower called on XX/XX/XXXX to set up an online account. There was no further communication with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected unspecified damages.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: n
							02/28/2025	03/08/2025
1486624349	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower communication from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer confirmed a payment of $X.XX would be mailed on XX/XX/XXXX. On XX/XX/XXXX the servicer discussed incentives for modification and the borrower planned to make a payment. On XX/XX/XXXX the borrower discussed impact from unemployment payments and plans to pay on account. On XX/XX/XXXX the customer confirmed payment was sent in. On XX/XX/XXXX the borrower completed the welcome call and provided with general information regarding the service transfer and expectations for the account. There was no further communication thereon from XX/XX/XXXX-XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/05/2025
1486624545	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner stated that is interested in the trial plan offer and is trying to get the funds through the prior pension plan.  On XX/XX/XXXX, the borrower stated that the hardship was due to a reduction of income and being sick.  The agent advised that there are no retention options available; but will try to see if they can review the prior trial mod which was closed for non-receipt of payments.  On XX/XX/XXXX, the customer called to check on the workout status and would like to know if the foreclosure sale date can be postponed.  On XX/XX/XXXX, the servicer advised that would needs to submit a bank statement showing that has the funds to reinstate the loan to postpone the foreclosure sale date.  On XX/XX/XXXX, the homeowner stated that will wire the full amount to reinstate the loan today.  On XX/XX/XXXX, the borrower called and discussed the account status.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486624958	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they needed to make Ez-Pay changes. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX attempts were made. Contact with the borrower on XX/XX/XXXX and they wanted to make payments. Contact with the borrower on XX/XX/XXXX and they stated a payment came out on XX/XX/XXXX and the customer was informed not showing a payment since last returned payment. Contact with the borrower on XX/XX/XXXX and the feasibility terms were discussed with the payment. The customer stated has been working on making repairs to the property due to XXX damage to XXX and XXX. The customer stated the insurance would not cover. Contact with the customer on XX/XX/XXXX and they wanted to know where their payment was applied from XX/XX/XXXX. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts. Contact on XX/XX/XXXX and went over the modification terms. Contact on XX/XX/XXXX and they were requesting documentation to show the foreclosure was closed out. Contact with the customer on XX/XX/XXXX and they set up a payment for the modification and they were requesting a letter stating the loan is out of foreclosure and they were informed can send when the first payment posts. Contact with the customer on XX/XX/XXXX and they were requesting a letter regarding foreclosure closed out. The customer was informed a statement can be sent out but not a letter. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they were having trouble with the website. The borrower stated they will try again and will be making payments. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The customer had XXX damage and XXX damage in XXX. The last note indicates Insurance would not cover it and the customer was making repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624769	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no communication with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the customer called in to discussed payment for XXX and XXX. The borrower confirmed $X.XX to be made by XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX there were plans to overnight payments of $X.XX. On XX/XX/XXXX the customer discussed how the service transfer interrupted the auto payments scheduled for the first of each month. The customer planned to send a cashier's check overnight. On XX/XX/XXXX the borrower confirmed the XX/XX/XXXX payment being NSF and planned to call back to reschedule a payment. On XX/XX/XXXX the servicer completed the welcome call and discussed general information from the service transfer. There was no contact From XX/XX/XXXX-XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/06/2025
1486624314	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after attempts were made. Contact with the customer on XX/XX/XXXX and they stated no interested in a repayment plan or modification but wanted a deferral. Contact with the customer made on XX/XX/XXXX and the borrower wanted the amount to cure the account. The customer was informed due for XXX and XXX. Contact with the customer on XX/XX/XXXX and they stated had a curtailment in income and they promise to make a payment on XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they wanted to get the number for the insurance. Contact with the customer on XX/XX/XXXX and they wanted details on a repayment plan and the amount to reinstate the loan if they decide to do that. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they stated they were on a payment program with the previous servicer and her payment was due on the XX. The customer was informed all of the documentation is still being uploaded from the previous servicer. Contact with the borrower on XX/XX/XXXX and they request confirmation email for online payment and they were informed they we need to go online and look at the payment history. The customer disconnected the call and no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX Disaster are XXX on XX/XX/XXXX. No damage Noted.
							02/28/2025	03/11/2025
1486625221	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							02/28/2025	03/19/2025
1486624669	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to discuss reinstatement amount.  The borrower stated intent to keep the property on XX/XX/XXXX.  The borrower was contacted on XX/XX/XXXX and referred to her attorney to speak to any issues involving the account.  The borrower stated on XX/XX/XXXX that her attorney was handling everything on the account regarding BK.  The borrower was contacted on XX/XX/XXXX regarding BK disclaimer and stated they would need to contact lawyer about docs.  The borrower called on XX/XX/XXXX and was advised of trial plan offer.  The borrower called on XX/XX/XXXX to verify receipt of wire transfer.  The borrower called on XX/XX/XXXX to discuss terms of trial offer and agreed to make first trial payment.  The borrower called on XX/XX/XXXX to discuss trial mod docs and stated they mailed in signed docs.  The borrower called on XX/XX/XXXX to advise they got a new insurance policy.  The borrower called on XX/XX/XXXX to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624192	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and sent proof of monthly payments being made since XX/XXXX.  The co-borrower was provided total amount due and declined workout options on XX/XX/XXXX.  The borrower was advised on XX/XX/XXXX that the wrong loan number was placed on the last XX checks therefore payments were applied to a different loan.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486624734	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made a promise to pay on XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  The last borrower contact occurred on XX/XX/XXXX, the borrower made a promise to pay.  There have been multiple additional attempts to contact the borrower without success.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/29/2025
1486624543	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Bankruptcy not in an active status per notation on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  completed by prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no communication from the borrower XX/XX/XXXX-XX/XX/XXXX. The customer makes their monthly payments via online service portal and there has been servicer attempts to contact the customer.
							02/28/2025	03/05/2025
1486624321	XXXX	XXXX	XXXX	3	[3] Delinquent Taxes-: Due in the amount of [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the Borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing under a plan in bankruptcy. On XX/XX/XXXX the Borrower called to make a payment and requested that an automated clearing house form be mailed to their residence. There has been no further communication with the Borrower. The loan is currently performing in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625162	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  The borrower made a promise to pay on XX/XX/XXXX and on XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX. The borrower phoned in a payment on XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486625158	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss loss mitigation options. On XX/XX/XXXX and On XX/XX/XXXX, agent informed borrower of required documents for review. On XX/XX/XXXX, borrower accepted a deferral. On XX/XX/XXXX, borrower called to discuss modification. On XX/XX/XXXX borrower called regarding decision on account. Agent went over plan. Borrower said they would set up their first payment XX/XX/XXXX, Agent went over next steps. On XX/XX/XXXX, agent called borrower to advise them that account was being reviewed for assistance and decision should be made soon. Borrower had no questions. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Open non-monitored claim first noted on XX/XX/XXXX. Date and cause of loss not provided. A loss draft check for $X.XX was received on XX/XX/XXXX. No further information provided regarding funds being fully disbursed, repairs being made, or claim being closed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/11/2025
1486625124	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and accepted loan modification demand.  The borrower called on XX/XX/XXXX to make a payment and set up auto draft.  The borrower phoned in a payment on XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  The account is current with no evidence of future delinquency.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/27/2025
1486624614	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no prior contact with the borrower before XX/XX/XXXX.  The only instance of borrower contact occurred on XX/XX/XXXX, co-borrower called in to update email address and phone numbers.  Despite multiple attempts, there was no further contact with the borrower and the loan is current with no indication of future delinquency.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/13/2025
1486624379	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX there was no borrower contact.  The borrower called on XX/XX/XXXX to make a payment.  Third party called on XX/XX/XXXX and confirmed they were successor in interest and was advised of property documents needed for submission.  The borrower called to make a payment on XX/XX/XXXX and on XX/XX/XXXX.  The borrower made a promise to pay on XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a payment.  There was no further contact with the borrower despite attempts.  The loan is current with no evidence of future delinquency.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486624226	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower could not commit to pay due to the illness of a family member. Loss mitigation options were discussed. On XX/XX/XXXX the Borrower called to request the tax form. On XX/XX/XXXX the Borrower provided clarification regarding their mailing address. On XX/XX/XXXX the Borrower stated that their situation had changed, and they are interested in a repayment plan. On XX/XX/XXXX the Borrower accepted the terms of the repayment plan and declined to have the payments setup on autopay. On XX/XX/XXXX the Borrower called to discuss the repayment plan and stated that they are attempting to bring the loan current when they sell one of their properties. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to make a payment to bring the loan current and requested to cancel the repayment plan. On XX/XX/XXXX the Borrower could not commit to pay and stated that the reason for default was due to excessive obligations. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to confirm that the account was service transferred. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/28/2025
1486624328	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts. Contact with the borrower on XX/XX/XXXX and they promise to make a phone payment and will call back to discuss repayment plan options. Contact with the customer on XX/XX/XXXX and they wanted to make a payment over the phone for their repayment plan. The customer was informed of the repayment plan terms. Contact with the customer on XX/XX/XXXX and the set up payments for the next five months for their repayment plan. The borrower was also informed of the amount due once the repayment plan is completed. Contact with the customer on XX/XX/XXXX and they were concerned about their payment being returned. The customer was informed it will be submitted again and they stated the funds are now available. No further contact with the borrower after numerous attempts were made from XX/XX/XXXX through XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624636	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the authorized party discussed proceeding with forbearance plan due to being impacted by Covid. The servicer confirmed the terms and conditions. There was no evidence of any further contact from XX/XX/XXXX-XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	01/29/2025
1486624373	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, the customer stated that plans to reinstate the loan in XXX.  On XX/XX/XXXX, the servicer provided the total amount due and the workout options.  On XX/XX/XXXX, borrower confirmed that the property had not been damaged and plans to bring the loan current.  On XX/XX/XXXX, the homeowner declined modifying the loan after discussing all workout options.  On XX/XX/XXXX, the customer discussed reinstating the loan.  On XX/XX/XXXX, the borrower confirmed that the property is a rental and has a family member in the home that is not able to pay the rent at this time.   On XX/XX/XXXX, the homeowner stated that works on commission only and plans to reinstate the loan by the end of the month.  From XX/XX/XXXX to XX/XX/XXXX, the agent discussed reinstating the loan.  On XX/XX/XXXX, the customer confirmed that wired the funds to reinstate the loan.  On XX/XX/XXXX, the borrower stated that recently underwent two surgeries and had to pay medical expenses around $X.XX out of pocket.  The homeowner is a realtor and is expecting to have a couple closings the next 45 days which will bring the loan current.  The property was confirmed to be tenant occupied.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/18/2025
1486624336	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts. Contact with the customer on XX/XX/XXXX and they stated will call back attempted to discuss missing documents and the call disconnected. Contact with the customer on XX/XX/XXXX and they wanted to know about the XXX opened on XX/XX/XXXX and wanted to see if any updates were done and when the payments can be made. The customer was informed it was in loss mitigation but was denied do to no hardship letter received. The customer was informed another XXX can be opened and the documents needed. Contact with the customer on XX/XX/XXXX and they wanted to know what documents are needed. The customer followed up on XX/XX/XXXX and stated can not send pay stubs due to first payment is on XX/XX/XXXX and they started a new job. The customer stated has not worked since XX/XX/XXXX. Contact on XX/XX/XXXX and reviewed the documents that are needed for the workout option. Contact with the customer on XX/XX/XXXX and they wanted to clarify the missing documents and confirm RMA received. Contact with the borrower on XX/XX/XXXX and discussed the workout option and they called to make a payment. Contact with the customer on XX/XX/XXXX and they stated will be switching insurance carriers and the borrower was informed to send in a new declaration page. Contact with the borrower on XX/XX/XXXX and they wanted to know why the cure amount is soo high. The customer was informed the last payment was for XXX. The customer was informed the scheduled payment for XX/XX/XXXX will be for XXX. Contact with the borrower on XX/XX/XXXX and they wanted to make a payment. Contact with the customer on XX/XX/XXXX and they will call back to make a payment not sure when they can make a payment. Contact with the borrower on XX/XX/XXXX and XX/XX/XXXX and discussed the account and insurance verification. Contact with the borrower on XX/XX/XXXX and they made a payment. Contact with the borrower on XX/XX/XXXX and they requested a payoff. Contact with the borrower on XX/XX/XXXX and they requested their 1098 and they were informed will need to be sent from prior servicer. Contact on XX/XX/XXXX and they were requesting a payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX Declared due to XXX XX/XX/XXXX. No damage reported.
							02/28/2025	03/20/2025
1486624687	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to have their online password reset. On XX/XX/XXXX, borrower called to discuss account. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property is located in a disaster area designated by XXX for XXX (XXX) declared on XX/XX/XXXX. Expiration not provided. No resulting damage evident.
							02/28/2025	03/17/2025
1486624714	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX with contact attempts made. Contact with the authorized third party on XX/XX/XXXX and they are interested in retention options on the loan. The customer stated the borrower passed away and they are trying to bring the loan current. Spoke to the customer on XX/XX/XXXX and they were checking on the deferral plan. The customer was informed of when the payment will be due.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/24/2025
1486624202	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was advised of reinstatement and assistance options.  The borrower called on XX/XX/XXXX to inquire about payment status.  The borrower called on XX/XX/XXXX and wants to appeal decision since insurance went up.  The borrower called on XX/XX/XXXX and stated they will send in an appeal letter, was provided HAF program information.  The borrower called on XX/XX/XXXX and made a promise to pay.  There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/24/2025
1486625215	XXXX	XXXX	XXXX	3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer requested assistance with filling out the hardship application.  On XX/XX/XXXX, the servicer confirmed receipt of a complete loss mitigation application.  On XX/XX/XXXX, the borrower stated that the payments have been delinquent due to medical issues.  The agent reviewed the trial plan.  On XX/XX/XXXX, the authorized third party reported that the property sustained XXX damage.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the surviving borrower requested to remove the co-borrower’s name and add another person to the mortgage.  The agent applied that would need to refinance the mortgage to do that.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the authorized third party was informed that no assumption is needed since the primary borrower is still alive.  The mailing address for the co-borrower death certificate was provided.   On XX/XX/XXXX, a payment was made online.  On XX/XX/XXXX, the account status was discussed.  On XX/XX/XXXX, the agent advised that the modification agreement was mailed out for signing and that had not received the hazard claim funds yet.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower stated that is looking for a notary for the final agreement.  On XX/XX/XXXX, the servicer confirmed that the modification agreement was signed on XX/XX/XXXX and is being processed.  On XX/XX/XXXX, the authorized third party was informed that the modification was finalized.  On XX/XX/XXXX, the authorized third party called about setting up the automatic draft payments and promised a payment.  On XX/XX/XXXX, the borrower confirmed that already made the payment.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The home sustained XXX damage caused by XXX per notes dated XX/XX/XXXX.  The servicer provided the lender placed insurance claim department phone number.  The damage details were not provided.  The insurance claim was approved, and a claim check will be sent to the servicer per notes dated XX/XX/XXXX.  The servicer has not received funds from the hazard claim per notes dated XX/XX/XXXX.  On XX/XX/XXXX, the authorized third party advised that is having trouble getting the insurance check signed because of the deceased spouse's' name on the check.  The repairs were reported completed per notes dated XX/XX/XXXX; but there is no evidence of a property inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486624609	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no Commumication with the borrower from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX an authorized party called to discuss contribution of $X.XX and was advised by the servicer to include that in the documents sent in. On XX/XX/XXXX the customer agreed to call back due to a bad connection. XX/XX/XXXX the customer confirmed a change in employment and income and planned to send in documents overnight. XX/XX/XXXX the authorized party discussed curtailment in income caused the account to fall delinquent but the hardship being resolved. The customer also confirmed no interest in assistance options. There was attempts to contact the borrower, however, no further communication with the borrower or authorized party was made from XX/XX/XXXX-XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification was completed under prior servicer, therefore no date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/27/2025
1486624993	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no communication with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX a third party called in to discuss the death of the borrower. There servicer advised to send in the will and death certificate in order to update the account. There was no further communication from XX/XX/XXXX-XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Notes on XX/XX/XXXX indicate modification was completed by prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624540	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the customer on XX/XX/XXXX and they wanted to know if the spouse is on the deed going through a divorce. The customer was informed the spouse is on the loan. The borrower asked to get a copy of the note and loan documents. No contact with the customer from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they stated all of their payments are going to suspense and not being applied to the account. The customer was concerned about their credit reporting and they were informed accounting would need to be notified to move the funds. Contact on XX/XX/XXXX with the customer and they are following up and stated their payments have been applied to suspense and know their credit has been impacted. The customer was informed prior agent is working on it. Contact with the borrower on XX/XX/XXXX and they were informed they are still working on correcting the account. The loan modification and how it was processed impacted the payments and how they were applied. The customer was informed prior servicer contacted and should know something next week. The customer called on XX/XX/XXXX and wanted to know if a payment could be made and they were informed would need to contact them back. The borrower called in on XX/XX/XXXX and stated did not want to process their modification until the account is corrected. Contact with the borrower on XX/XX/XXXX and they stated not happy with the modification documents and the maturity date change. The borrower stated still waiting on contact in regards to her account and they were informed still trying to correct due to previous servicer did not apply the payments correctly with the prior modification. Follow up on XX/XX/XXXX and they repeated do not want to process a modification until they speak to a specialist. Contact with the customer on XX/XX/XXXX and they stated have email to communicate with a specialist due to they will be out of town attending a funeral. Contact with the borrower on XX/XX/XXXX and they stated can only speak with a Spoc on the loan. The customer stated the BPO is incorrect. Contact with the borrower on XX/XX/XXXX and they stated will not be able to make the repayment plan and wanted status on the modification. The customer was informed they have the final modification documents and they can not be changed. The customer was informed once the modification is booked can reach out to the credit department to have her credit looked into and corrected. Contact with the borrower on XX/XX/XXXX and they requested the Spoc and they were informed they are not available. The customer was informed the modification documents were received and will have them contact them back. Contact with the customer on XX/XX/XXXX and XX/XX/XXXX and they wanted to have a call back from the Spoc regarding their modification. Contact with the customer on XX/XX/XXXX and XX/XX/XXXX and they are still requesting to speak to Spoc regarding the modification not matching what is in the system. The customer was informed can only speak to an Spoc. Contact with the customer on XX/XX/XXXX and they were informed Supervisor will be calling them back soon. The customer followed up on XX/XX/XXXX and they were informed the issue has already been issued to a manager. Contact with the customer on XX/XX/XXXX and they were informed sorry it is taking so long but thinks are looking in their favor and until the loan modification is booked can not say it is final. Contact with the customer on XX/XX/XXXX and they were informed the loan modification was booked and they stated they still feel the escrow is incorrect. The customer was informed the request to speak to a supervisor is still pending. Contact with the customer on XX/XX/XXXX and they stated upset with the calls due to loan is due for XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they were informed credit dispute has been opened and she also stated why is she getting auto calls when the loan is current. Contact with the customer on XX/XX/XXXX and they were informed still working on the credit dispute from a modification back from XXXX with previous servicer. The customer stated they may have to contact an attorney. The customer stated her creditors have been impacted due to negative credit reporting and they are still waiting to hear from a supervisor. The customer was informed a VOC will be opened. Contact with the customer on XX/XX/XXXX and they are still waiting on a call back from a supervisor regarding their credit situation. The borrower was informed will open another VOC. Contact on XX/XX/XXXX with the borrower and they were informed information has been escalated to correct their credit. No further contact with the customer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/19/2025
1486624673	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower stated that work has been inconsistent, and they are not sure when they will be able to make a payment. On XX/XX/XXXX the Borrower stated that they are back to work and made a promise to pay by XX/XX/XXXX. On XX/XX/XXXX the Borrower called to speak to the loss draft department regarding a claim that was filed for XXX damage. A claim package was mailed to the Borrower. On XX/XX/XXXX the Borrower stated that there was a $X.XX balance on XX/XX/XXXX. The Agent confirmed that the funds have been applied to the account. On XX/XX/XXXX the Borrower made a partial payment by phone. XX/XX/XXXX the Borrower stated that they do not want to be contacted through pre-recorded messages regarding the account. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The comments on XX/XX/XXXX indicate that the bankruptcy was terminated on XX/XX/XXXX. A discharge/dismissal date was not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called to speak to the loss draft department regarding a claim that was filed for XXX damage. On XX/XX/XXXX a claim check was received in the amount of $X.XX. The claim is currently active and the repairs are in progress. There is no evidence that the repairs were 100% complete.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624548	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX to make a payment.  There was no further contact with the borrower.  There was limited borrower contact due to active bankruptcy for the majority of the review period.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/03/2025
1486624140	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX and was provided ID for online portal.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to discuss escrow account and escrow shortage.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to confirm due date.  The borrower called on XX/XX/XXXX and stated she received a letter from the prior servicer about the transfer.  The borrower called on XX/XX/XXXX to make a payment. There was no further contact with the borrower.  The loan is current with no evidence of future delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/14/2025
1486624666	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and regarding their insurance and informed spoke with agent and the mortgagee has been updated but no bill yet. The customer was informed to follow up in three days. Spoke to the borrower on XX/XX/XXXX and verified their mailing address and confirmed spoke with agent and provided insurance update. Contact with the borrower on XX/XX/XXXX and they set up a payment over the phone. Contact with the borrower on XX/XX/XXXX and they set up a payment over the phone. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment over the phone. Spoke to the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and XX/XX/XXXX and they set up payments over the phone. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they stated the payment will be made by the  end of the month. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they wanted the status and they were informed one month behind. The customer stated will make a payment next week. Contact with the borrower on XX/XX/XXXX and they stated already made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/01/2025
1486625406	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about payment increase and was advised it was due to escrow increase.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX and stated only primary loan was showing for new servicer.  The borrower called on XX/XX/XXXX to verify NSF fee.  The borrower called on XX/XX/XXXX to inquire about latest payment and why it wasn't scheduled and was advised it was successfully submitted.  The borrower called on XX/XX/XXXX to inquire if their second mortgage were being transferred as well.  The borrower called on XX/XX/XXXX to make a payment and inquire about corporate advance fees.  There was no further contact with the borrower and no attempts to contact the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/27/2025
1486624606	XXXX	XXXX	XXXX	1	[1] Current Status - Performing EXCEPTION INFO: Loan is performing. [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  XX/XX/XXXX, borrower called in to make a payment. There has been no additional contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Appears modification was set up by prior servicer.  No detail was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2024
1486624847	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower was instructed to send in the insurance declarations page. On XX/XX/XXXX the modification terms were discussed with the Borrower. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to make a payment and requested to move the $X.XX from suspense. On XX/XX/XXXX the Borrower called to request a payoff quote. On XX/XX/XXXX the Borrower called to check on the status of a payoff quote. On XX/XX/XXXX the Borrower called to make a payment and requested to change the automated payment date. On XX/XX/XXXX the Borrower called to make a payment and requested a corporate advance fee breakdown. On XX/XX/XXXX the Borrower had questions about changing the automated payment draft date. On XX/XX/XXXX the Borrower called to go over the corporate advances. On XX/XX/XXXX the Borrower called to request an updated payoff quote. On XX/XX/XXXX the Borrower called to request a payoff quote. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX. There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624866	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Numerous attempts made. Contact with the borrower XX/XX/XXXXand they stated will send in the death certificate for the primary borrower. The customer was also informed of NOI expiration date. No contact from XX/XX/XXXX through XX/XX/XXXX after attempts made. Contact with the borrower on XX/XX/XXXX and they set up a payment for XX/XX/XXXX. No further contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/07/2025
1486625380	XXXX	XXXX	XXXX	3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX and stated reason for default as a curtailment of income.  The borrower called on XX/XX/XXXX to make a payment and stated intent to keep the property.  There was no further contact with the borrower despite multiple attempts.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected XXX damage with active claim.  No evidence of repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/10/2025
1486624206	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to make a payment and stated that they are no longer in bankruptcy. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower was transferred to the Bankruptcy department. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower called to dispute the taxes that were allegedly paid in error. The Agent instructed the Borrower to submit a written dispute. On XX/XX/XXXX a repayment plan was discussed. On XX/XX/XXXX the Borrower called to discuss a surplus that was allegedly on the account. On XX/XX/XXXX the Borrower stated that they will be disputing the total amount due and the alleged that the taxes were paid in error. On XX/XX/XXXX the Borrower stated that they received a tax bill and was instructed to send it in for review. On XX/XX/XXXX the Borrower called to bring the account current. On XX/XX/XXXX the Borrower requested a payoff quote. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower requested to have the escrow statement emailed to them. On XX/XX/XXXX the Borrower called to make a payment. On XX/XX/XXXX the Borrower stated that the prior servicer should be sending over a payment. On XX/XX/XXXX the Borrower called to request a letter stating that the account is current. There has been no further contact with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/14/2025
1486625216	XXXX	XXXX	XXXX	1	[1] Current Status - Performing EXCEPTION INFO: Loan is performing. [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been several unsuccessful contact attempts with the borrower. The loan was XX days delinquent XX months during the last year but the loan is currently performing.
							02/28/2025	02/13/2025
1486625152	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to advise she is trying to get a loan from her 401K to bring account current. Agent advised of minimum acceptable amount. On XX/XX/XXXX, co-borrower called stating that correspondence has been going to wrong address. Agent corrected and co-borrower made payment. On XX/XX/XXXX, co-borrower called and agent provided them with total amount due. Borrower authorized $X.XX to satisfy demand amount. Agent advised that XXX payment was still due, and co-borrower said they would call back the following week to make that payment. On XX/XX/XXXX, borrower called to see if she can make a payment, since she was unable online. Agent offered financial review for assistance, and borrower was going to call back with financials for a repayment plan. On XX/XX/XXXX borrower called regarding bringing account current, citing excessive obligations as reason for default. Agent created a review for modification and explained process. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Also, Chapter XX was filed XX/XX/XXXX. Case number and discharge dates not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025
1486624912	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower reported disaster impact and property damage due to XXX. The Borrower has opened an insurance claim. The borrower has had to pay for damages out of pocket since damages of $X.XX does not meet the deductible.  The XXX still has issues. The servicer discussed deferral options with the borrower. The borrower has missed time from work due to the XXX and the borrower's spouse is working full time. The hardship has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification was completed by prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	11/08/2024
1486625031	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a trial payment.  The borrower called on XX/XX/XXXX to schedule XX payments. There has been no additional contact, the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/17/2025
1486625135	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite multiple attempts the only borrower contact occurred on XX/XX/XXXX, the borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/06/2025
1486624771	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  The borrower called on XX/XX/XXXX to request 1098 form.  The borrower called on XX/XX/XXXX to inquire about email regarding the status of the loan.  The borrower called on XX/XX/XXXX regarding statements that were received and was advised of updated loan status and pending docs for modification.  The borrower called on XX/XX/XXXX to make final trial payment.  The borrower called on XX/XX/XXXX and made a promise to pay.  The borrower called on XX/XX/XXXX and made a promise to pay and stated displeasure for excessive calls.  The borrower called on XX/XX/XXXX to make a payment and advised they were not interested in repayment plan.  The borrower called on XX/XX/XXXX to confirm receipt of renewal and declaration page.  The borrower called on XX/XX/XXXX to inquire about loan transfer notice and was advised loan terms remain unchanged.  There was no further contact and no further attempts to contact the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	02/18/2025
1486625098	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, customer called to discuss a possible modification, and agent advised it was not an option while account was current. On XX/XX/XXXX, customer called stating he has not been released back to work and was unable to make payments. Agent advised account is current, but they could discuss a forbearance if the account were to go delinquent. On XX/XX/XXXX, service made outbound care call and there were no issues. On XX/XX/XXXX, customer called to inquire about post-deferment options. Agent advised that since he just came off the deferment on XX/XX/XXXX, he will most likely need to wait 12-24 months for another workout. On XX/XX/XXXX, servicer called to collect payment, and customer promised to pay by XX/XX/XXXX. On XX/XX/XXXX, customer called stating co-borrower was back working, but needed assistance. Agent set up XX month repayment plan. On XX/XX/XXXX, customer called to make a payment and discuss insurance information. On XX/XX/XXXX, customer called to verify insurance premium was paid. On XX/XX/XXXX, customer called for assistance logging on to website. On XX/XX/XXXX, customer called to verify that day's payment was scheduled, which agent confirmed. On XX/XX/XXXX, borrower called for insurance information since they had XXX and XXX damage to home. On XX/XX/XXXX, customer called to check on their payment on XX and agent assisted. On XX/XX/XXXX, customer called to go over their repayment plan, and stated they had been hospitalized due to a heart attack and a pace maker put in. His job was worried so it took 6 month for him to return to work. On XX/XX/XXXX, customer called to inquire about his mortgage and repayment plan. He had made his XXX payment and wanted to confirm if his XXX payment would be the last one on the repayment plan. Agent confirmed the loan was current after the payment and that the XXX payment would revert back to the regular amount of $X.XX. Customer said they were considering a modification but agent advised against it due to his low interest rate and current loan status. On XX/XX/XXXX, customer called to change their payment amount scheduled for XX/XX. Agent advised that the payment was already submitted and that it would take 1-3 days for the funds to be withdrawn from their account. On XX/XX/XXXX, customer called to inquire about their escrow analysis and payment. Agent provided information about the escrow analysis and confirmed that their payment amount had changed. Customer then asked to confirm their pending payment scheduled for the following day. Agent advised that no payment was scheduled, and the customer stated they would schedule a payment themselves. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower informed servicer of damage to XXX an XXX, and inquired about lender placed insurance information to file a claim. Since then, there has been no further information regarding a claim being filed or repairs being done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/04/2025
1486625142	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the Borrower called to review assistance options. On XX/XX/XXXX and XX/XX/XXXX an Agent informed the Borrower that the modification is under review. On XX/XX/XXXX the trial modification plan was discussed and the Borrower accepted. On XX/XX/XXXX the Borrower declined to make the trial payment by phone due to previously being scammed. On XX/XX/XXXX an Agent informed the Borrower that the next trial payment is due on XX/XX/XXXX. On XX/XX/XXXX the Borrower confirmed that the second trial payment is pending. On XX/XX/XXXX the Borrower was informed that the next payment is due on XX/XX/XXXX. On XX/XX/XXXX an Agent contacted the Borrower to follow-up on the trial payment plan. On XX/XX/XXXX The Borrower stated that they already made the second trial payment. On XX/XX/XXXX the Borrower scheduled a trial payment. On XX/XX/XXXX the Borrower made two payments in error and called to cancel one of the payments. On XX/XX/XXXX The modification process was discussed with the Borrower and all three trial payments were received. On XX/XX/XXXX and XX/XX/XXXX the Borrower called to check on the status of the final modification documents. On XX/XX/XXXX the Borrower stated that they were not impacted by the disaster. The terms of the modification were discussed. On XX/XX/XXXX the Borrower stated that they will be returning the final modification documents but wanted to confirm that a notary was not required. On XX/XX/XXXX an Agent informed the Borrower that the final modification documents were received. The Borrower had no further questions. There has been no further communication with the Borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							02/28/2025	03/20/2025